UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4803

Oppenheimer Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OppenheimerFunds, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 9/28/2012

Item 1. Reports to Stockholders.

September 30, 2012

Oppenheimer Limited Term Municipal Fund	Management Commentary and Annual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund’s Portfolio Managers

ANNUAL REPORT

Listing of Top Holdings

Fund Performance Discussion

Financial Statements

“We hope that the recent strength of the municipal bond market has renewed investors’ confidence in the market’s powerful ability to help investors earn tax-advantaged income.”

Dan Loughran, Senior Vice President, Senior Portfolio Manager and Team Leader, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Hospital/Healthcare	15.9%
Tobacco-Master Settlement Agreement	11.7
Marine/Aviation Facilities	9.6
General Obligation	9.6
Municipal Leases	5.1
Government Appropriation	4.9
Sales Tax Revenue	4.6
Multifamily Housing	3.9
Electric Utilities	3.5
Diversified Financial Services	3.1

Portfolio holdings are subject to change. Percentages are as of September 28, 2012, the last business day of the Fund’s fiscal year, and are based on total assets.

Credit Rating Breakdown	NRSRO Only Total
AAA	3.9%
AA	19.3
A	34.4
BBB	31.5
BB and lower	6.5
Unrated	4.4

Total	100.0%

The percentages above are based on the market value of the Fund’s securities as of September 28, 2012, the last business day of the Fund’s fiscal year, and are subject to change. All securities except for those labeled “unrated” have been rated by at least one Nationally Recognized Statistical Rating Organization (“NRSRO”), such as Standard & Poor’s (“S&P”). For securities rated only by an NRSRO other than S&P, OppenheimerFunds, Inc. (the “Manager”) converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used. Unrated securities do not necessarily indicate low credit quality.

For the purposes of this Credit Allocation table, “investment-grade” securities are securities rated within the NRSROs’ four highest rating categories, which include AAA, AA, A and BBB. Securities not rated by an NRSRO may or may not be equivalent of investment grade. For further details, please consult the Fund’s prospectus or Statement of Additional Information.

9	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended September 28, 2012, followed by a graphical comparison of the Fund’s performance to appropriate broad-based market indices.1

Management’s Discussion of Fund Performance. In the reporting period ended September 28, 2012, Oppenheimer Limited Term Municipal Fund benefited from a rally in the municipal market and produced an annual total return of 9.08% at net asset value (6.62% with sales charge).

The charts on pages 13 to 16 show the Fund’s performance. We encourage investors to remain focused on their personal financial objectives, and we believe that this Fund’s investments offer structural advantages that can help shareholders achieve their investment goals over the long term.

As of September 28, 2012, the Fund was invested in the hospital/healthcare sector, representing 15.9% of the Fund’s total assets. Our holdings in this sector consist of securities across the credit spectrum. The sector remained in the news this reporting period. For much of this reporting period, many politicians, lobbyists, activists and others continued to argue about the constitutionality of the Affordable Care Act of 2010. On June 28, 2012, the Supreme Court upheld the “individual mandate,” which was considered the most controversial element of the Act. Immediately after the court’s ruling, some politicians suggested that Congress would revisit and perhaps seek to override the legislation. The results of the presidential election will likely hold the key to the legislation’s future.2 We continue to maintain that our disciplined, security-specific approach to credit research can uncover many potentially advantageous opportunities for the Fund in this and other sectors. The hospital/healthcare sector contributed positively to the Fund’s total return this reporting period.

Securities issued in the Commonwealth of Puerto Rico, which are exempt from federal, state and local income taxes, represented 12.6% of the Fund’s net assets at the end of this reporting period. The Fund’s holdings come from many different sectors and include government appropriations and general obligation debt. Most of the Fund’s investments in the securities issued in Puerto Rico are supported by taxes and other revenues and are designed to help finance electric utilities, highways and education.

During this reporting period, the market continued to react favorably to better fiscal management under the leadership of Gov. Luis Fortuño.3 This discipline has helped Puerto Rico significantly reduce pressure on its municipal bonds. The administration proposed

1. September 28, 2012, was the last business day of the Fund’s 2012 fiscal year.

2. Since Election Day, which occurred after the end of this reporting period, the expectation is that there will be no further challenges to the Affordable Care Act.

3. On November 6, 2012, Gov. Fortuño lost the election to Alejandro Garcia Padilla.

10	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

another deficit budget for the fiscal year that began July 1, 2012, but has lowered the size of the deficit relative to spending considerably in recent years.

Bond issuance remained strong this reporting period, despite concerns over credit quality. The ratings agencies have also raised concerns about the potential for Puerto Rico’s fiscal environment to delay structurally balanced budgets in the near future. During this reporting period, both S&P and Moody’s revised their outlooks on general obligation debt issued by the Commonwealth. As of September 28, 2012, Puerto Rico general obligation debt had investment-grade ratings from Standard & Poor’s, Moody’s Investors Service and Fitch Ratings; the outlook from Fitch was stable, while S&P and Moody’s held negative outlooks. While Puerto Rico still faces challenges related to its economic difficulties, we continue to remain confident in the Commonwealth’s ability to collect taxes and make its bond payments. The Fund’s Puerto Rico holdings contributed positively to the Fund’s total return this reporting period.

The Fund continued to be invested this reporting period in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 11.7% of the Fund’s total assets and contributed positively to Fund performance.4

As in prior reporting periods, the tobacco bonds this Fund held during this reporting period made all scheduled payments of interest and principal on time and in full. Our long-term view of the sector remains bullish and, given attractive valuations, we will likely continue to hold a greater percentage of tobacco bonds in our portfolios than our peers. We are confident that this sector will continue to provide high levels of tax-free income to the long-term benefit of our yield-seeking investors.

The Fund was also invested in securities used to finance marine and aviation facilities this reporting period. Many of these securities are high-grade investments that are backed by the valuable collateral of the projects whose construction they finance. At the end of the reporting period, 9.6% of the Fund’s total assets were invested in the marine/aviation facilities sector. The sector was a positive contributor to the Fund’s total return this reporting period.

General obligation debt backed by the full faith and taxing authority of the state and local governments represented 9.6% of the Fund’s total assets as of September 28, 2012,

4. Investments in “tobacco bonds,” which are backed by the proceeds a state or territory receives from the 1998 national litigation settlement with tobacco manufacturers, may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. To date, we believe consumption figures remain within an acceptable range of the assumptions used to structure MSA bonds. Future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.

11	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

and also made a positive contribution to Fund performance. While many municipalities faced budget challenges this reporting period, elected officials consistently safeguarded the debt service payments on their general obligation bonds.

This Fund, which invests primarily in investment-grade municipal securities, may invest up to 5% of its total assets in below-investment grade securities, or “junk” bonds; the percentage of assets is measured at the time of purchase and the credit quality of the securities is based on a Nationally Recognized Statistical Rating Organization (“NRSRO”) ratings or, if no NRSRO rating, on internal ratings. As of the end of this reporting period, market movements and downgrades of municipal bonds caused the Fund’s below-investment-grade holdings to exceed this threshold. As a result, no further purchases of below-investment-grade bonds will be made until the Fund’s holdings of these types of bonds is once again below 5% of total assets.

Our approach to municipal bond investing is flexible and responsive to market conditions. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment objectives or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and sector composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each Class of shares of the Fund held until September 28, 2012. In the case of Class A, Class B and Class C shares, performance is measured over a ten-fiscal-year period. In the case of Class Y shares, performance is measured from inception of the Class on January 31, 2011. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions.

The Fund’s performance is compared to the performance of that of the Barclays Capital Municipal Bond Index, an unmanaged index of a broad range of investment-grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market and the Consumer Price Index, a non-securities index that measures change in the inflation rate. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund’s performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the securities comprising the indices.

12	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class A Shares With Sales Charge of the Fund at 9/28/121

1-Year  6.62%      5-Year  3.99%      10-Year  4.83%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.

1. September 28, 2012 was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through September 30, 2012. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

13	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class B Shares With Sales Charge of the Fund at 9/28/121

1-Year  4.20%      5-Year  3.43%      10-Year  4.59%

14	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class C Shares With Sales Charge of the Fund at 9/28/121

1-Year  7.22%      5-Year  3.66%      10-Year  4.28%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.

1. September 28, 2012 was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through September 30, 2012. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

15	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:

Average Annual Total Returns of Class Y Shares of the Fund at 9/28/121

1-Year  9.36%      5-Year  N/A      Since Inception (1/31/11)  10.11%

The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvestment of dividends and capital gains, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 2.25%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (5-year); and for Class C shares, the contingent deferred sales charge of 1% for the 1-year period There is no sales charge for Class Y shares. Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. See page 17 for further information.

1. September 28, 2012 was the last business day of the Fund’s fiscal year. See Note 1 of the accompanying Notes to Financial Statements. Index returns are calculated through September 30, 2012. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

16	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.

This annual report must be preceded or accompanied by the current prospectus of Oppenheimer Limited Term Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 11/11/86. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 2.25%. Prior to April 1, 2012, the maximum initial sales charge for Class A shares of the Fund was 3.50%.

Class B shares of the Fund were first publicly offered on 9/11/95. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 4% (1-year) and 1% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/93. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/31/11. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.

17	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FUND EXPENSES

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended September 28, 2012.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

18	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Actual	Beginning Account Value April 1, 2012	Ending Account Value September 28, 2012	Expenses Paid During 6 Months Ended September 28, 2012
Class A	$1,000.00	$1,041.70	$3.95
Class B	1,000.00	1,037.50	8.14
Class C	1,000.00	1,037.20	7.84
Class Y	1,000.00	1,043.00	2.63

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.87	3.92
Class B	1,000.00	1,016.76	8.08
Class C	1,000.00	1,017.06	7.78
Class Y	1,000.00	1,022.16	2.61

Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/366 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended September 28, 2012 are as follows:

Class	Expense Ratios
Class A	0.78%
Class B	1.61
Class C	1.55
Class Y	0.52

The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

19	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    September 28, 2012*

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Municipal Bonds and Notes—98.6%
Alabama—1.5%
$ 2,405,000	AL HFA (South Bay Apartments)[1]	5.950%	02/01/2033	02/01/2013	A	$2,421,498
145,000	Bayou La Batre, AL Utilities Board (Water & Sewer)	5.750	03/01/2027	10/28/2012	A	145,206
40,000	Bessemer, AL GO	6.250	02/01/2024	10/28/2012	A	40,096
80,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	5.625	05/15/2017	10/28/2012	A	80,180
155,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)[1]	6.000	05/15/2019	10/28/2012	A	155,333
4,610,000	Bessemer, AL Medical Clinic Board (Bessemer Carraway Medical Center)	7.250	04/01/2015	10/28/2012	A	4,627,057
2,290,000	Birmingham, AL Baptist Medical Centers (Baptist Health System)[1]	5.250	11/15/2020	11/15/2015	A	2,413,317
65,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)	6.000	12/01/2021	02/01/2021	B	62,297
855,000	Butler, AL Industrial Devel. Board (Georgia-Pacific Corp.)[1]	5.750	09/01/2028	09/01/2014	A	895,689
115,000	Courtland, AL Industrial Devel. Board (Champion International Corp.)[1]	6.000	08/01/2029	10/28/2012	A	115,713
2,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.000	11/01/2013	11/01/2013		2,086,740
3,280,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	5.800	05/01/2022	05/01/2013	A	3,390,241
9,000,000	Courtland, AL Industrial Devel. Board (International Paper Company)[1]	6.250	08/01/2025	08/01/2013	A	9,347,490
200,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	7.000	02/01/2036	02/01/2019	A	219,898
3,975,000	Fairfield, AL GO	6.000	06/01/2031	04/01/2022	A	4,313,591
7,470,000	Huntsville, AL Health Care Authority, Series A1	5.500	06/01/2025	06/01/2020	A	8,596,103
345,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.000	01/01/2024	01/01/2014	A	352,121
7,720,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2018	01/01/2014	A	7,879,264
4,180,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2019	01/01/2014	A	4,266,233
460,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.250	01/01/2023	01/01/2014	A	469,490
6,860,000	Jefferson County, AL Limited Obligation School Warrant[1]	5.500	01/01/2021	01/01/2014	A	7,001,522

20	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Alabama Continued
$ 2,095,000	Jefferson County, AL Sewer[1]	5.250%	02/01/2014	02/01/2013	A	$2,114,903
2,485,000	Jefferson County, AL Sewer[1]	5.250	02/01/2015	02/01/2013	A	2,509,602
9,840,000	Jefferson County, AL Sewer[1]	5.250	02/01/2016	02/01/2013	A	9,912,914
290,000	Jefferson County, AL Sewer[1]	5.625	02/01/2022	07/18/2021	B	187,537
50,000	Mobile, AL Limited Obligation Tax[1]	5.500	02/15/2023	02/15/2013	A	51,100
7,000,000	Phenix City, AL Industrial Devel. Board (Meadwestvaco)[1]	6.350	05/15/2035	10/28/2012	A	7,065,800
115,000	Satsuma, AL Waterworks & Sewer Board[1]	6.000	07/01/2025	10/28/2012	A	115,223
500,000	Selma, AL Industrial Devel. Board (International Paper Company)[1]	6.700	03/01/2024	10/28/2012	A	502,020
						81,338,178
Alaska—0.1%
10,000	AK Industrial Devel. & Export Authority (Lake Dorothy Hydroelectric)	5.250	12/01/2021	10/28/2012	A	10,009
500,000	AK Industrial Devel. & Export Authority (Snettisham)	5.500	01/01/2017	10/28/2012	A	501,210
890,000	AK Industrial Devel. & Export Authority (Snettisham)	6.000	01/01/2015	10/28/2012	A	892,955
5,755,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	4.625	06/01/2023	06/01/2014	A	5,765,704
						7,169,878
Arizona—1.7%
36,075,000	AZ Health Facilities Authority (Banner Health System)[2]	6.000	01/01/2030	01/01/2013	A	36,531,728
5,000,000	AZ Health Facilities Authority (Banner Health System)[1]	6.000	01/01/2030	01/01/2013	A	5,063,250
1,000,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2028	01/01/2014	A	1,070,820
12,500,000	Glendale, AZ Western Loop Public Facilities[1]	7.000	07/01/2033	01/01/2014	A	13,385,250
1,375,000	Goodyear, AZ IDA Water & Sewer (Litchfield Park Service Company)	6.750	10/01/2031	10/28/2012	A	1,375,536
2,815,000	Greater AZ Devel. Authority (Santa Cruz County Jail)[1]	5.250	08/01/2031	08/01/2018	A	3,094,164
1,320,000	Hassayampa, AZ Community Facilities District (Hassayampa Village Community)	7.750	07/01/2021	01/01/2013	A	1,340,249
1,365,000	Litchfield Park, AZ Community Facility District	6.375	07/15/2026	10/28/2012	A	1,365,519
545,000	Maricopa County, AZ IDA (Christian Care Mesa II)	6.000	01/01/2014	07/07/2013	B	538,525

21	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Arizona Continued
$ 7,000,000	Maricopa County, AZ Pollution Control Corp. (Public Service Company of New Mexico)[1]	5.200%	06/01/2043	06/01/2020	C	$7,935,550
3,530,000	Mohave County, AZ IDA (Mohave Prison)[1]	7.000	05/01/2013	05/01/2013		3,629,687
1,040,000	Phoenix, AZ IDA (Gourmet Boutique West)	5.500	11/01/2017	06/17/2015	B	863,918
30,000	Pima County, AZ IDA (International Studies Academy)[1]	6.750	07/01/2031	01/01/2013	A	30,060
2,500,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	5.750	09/01/2029	01/12/2015	A	2,668,900
500,000	Pima County, AZ IDA (Tucson Electric Power Company)[1]	6.375	09/01/2029	03/01/2013	A	507,940
2,660,000	Pima County, AZ IDA Water & Wastewater (Global Water Resources)	5.450	12/01/2017	07/30/2015	B	2,790,101
5,115,000	Scottsdale, AZ IDA (SHH/SHC/SHRC/SCIC Obligated Group)[1]	5.250	09/01/2030	09/01/2013	A	5,183,746
300,000	Tucson, AZ IDA (Joint Single Family Mtg.)[1]	5.250	07/01/2038	12/06/2012	A	309,438
1,750,000	Verrado, AZ Community Facilities District No. 1	6.500	07/15/2027	07/15/2013	A	1,759,083
1,650,000	Yavapai County, AZ IDA (Yavapai Regional Medical Center)[1]	6.000	08/01/2033	08/01/2013	A	1,715,291
						91,158,755
Arkansas—0.0%
165,000	AR Devel. Finance Authority (Madison Industrial Devel./Community Living Obligated Group)[1]	5.800	12/01/2020	10/28/2012	A	165,454
310,000	AR Devel. Finance Authority (Single Family Mtg.)[1]	5.625	01/01/2035	01/01/2016	A	325,466
875,000	Warren, AR Solid Waste Disposal (Potlatch Corp.)[1]	7.500	08/01/2013	10/28/2012	A	876,006
						1,366,926
California—15.6%
635,000	Alameda, CA Corridor Transportation Authority[1]	4.750	10/01/2025	10/28/2012	A	635,419
910,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2029	10/28/2012	A	910,592
1,300,000	Alameda, CA Corridor Transportation Authority[1]	5.450	10/01/2025	10/01/2017	A	1,442,571
500,000	Alameda, CA Transportation Authority[1]	5.250	10/01/2021	10/28/2012	A	500,695

22	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 3,000,000	Antelope Valley, CA Healthcare District[1]	5.200%	01/01/2020	10/28/2012	A	$3,008,370
4,350,000	Antelope Valley, CA Healthcare District[1]	5.250	09/01/2017	10/28/2012	A	4,441,524
3,160,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2023	08/01/2022	A	3,847,806
3,440,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2024	08/01/2022	A	4,165,014
3,735,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2025	08/01/2022	A	4,515,354
6,055,000	Antelope Valley, CA Union High School District[1]	5.000	08/01/2026	08/01/2022	A	7,233,424
4,180,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2022	10/28/2012	A	4,243,243
3,000,000	Antioch, CA Public Financing Authority[1]	5.625	01/01/2027	10/28/2012	A	3,045,390
2,365,000	Apple Valley, CA Public Financing Authority (Town Hall Annex)[1]	5.000	09/01/2027	09/01/2017	A	2,590,455
425,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2020	06/01/2020		493,327
145,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2021	06/01/2021		168,576
470,000	CA Communities Transportation Revenue COP[1]	5.000	06/01/2022	06/01/2022		547,122
395,000	CA County Tobacco Securitization Agency (TASC)[1]	5.000	06/01/2026	01/10/2017	B	377,806
15,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2021	04/05/2017	B	15,307,178
8,570,000	CA County Tobacco Securitization Agency (TASC)[1]	5.450	06/01/2028	10/28/2024	B	7,967,101
2,455,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	09/22/2015	B	2,349,656
3,095,000	CA County Tobacco Securitization Agency (TASC)[1]	5.600	06/01/2036	05/11/2030	B	2,810,600
3,755,000	CA County Tobacco Securitization Agency (TASC)[1]	5.625	06/01/2023	10/28/2012	A	3,765,814
3,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650	06/01/2041	12/17/2034	B	2,707,680
5,150,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750	06/01/2029	12/01/2012	A	5,149,537
9,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2027	10/28/2012	A	9,001,890
2,505,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	08/06/2024	B	2,490,646

23	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 4,520,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000%	06/01/2029	12/01/2012	A	$4,519,548
135,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	08/04/2028	B	134,320
9,475,000	CA Dept. of Veterans Affairs Home Purchase[1]	4.900	12/01/2022	12/01/2016	A	10,059,039
490,000	CA GO1	5.000	02/01/2019	10/28/2012	A	491,828
6,955,000	CA GO1	5.000	02/01/2025	02/01/2022	A	8,245,013
2,500,000	CA GO3	5.000	09/01/2025	09/01/2018	A	2,893,600
7,975,000	CA GO1	5.000	02/01/2026	02/01/2022	A	9,439,051
2,500,000	CA GO3	5.000	09/01/2026	09/01/2018	A	2,884,575
3,000,000	CA GO3	5.000	09/01/2027	09/01/2018	A	3,450,150
15,000,000	CA GO1	5.250	10/01/2025	10/01/2021	A	17,998,050
10,430,000	CA GO1	5.250	10/01/2026	10/01/2021	A	12,488,882
175,000	CA GO1	5.250	02/01/2030	10/28/2012	A	175,586
2,400,000	CA GO1	5.375	06/01/2026	12/01/2012	A	2,418,696
3,620,000	CA GO1	6.500	04/01/2033	04/01/2019	A	4,525,471
17,795,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500	06/01/2027	06/18/2018	B	15,592,869
10,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2021	10/28/2012	A	10,012,300
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2033	03/20/2029	B	2,049,575
5,765,000	CA Health Facilities Financing Authority (CHCW)[1]	5.250	03/01/2024	03/01/2016	A	6,181,752
2,220,000	CA Health Facilities Financing Authority (Northern California Presbyterian Homes & Services)[1]	5.125	07/01/2018	10/28/2012	A	2,223,530
300,000	CA Health Facilities Financing Authority (Pomona Valley Hospital Medical Center)	5.750	07/01/2015	10/28/2012	A	300,840
1,450,000	CA Health Facilities Financing Authority (Scripps Health)[1]	5.000	11/15/2026	11/15/2021	A	1,719,004
50,000,000	CA Health Facilities Financing Authority (Stanford Hospital)[2]	5.750	11/15/2031	11/15/2031		61,003,000
540,000	CA HFA (Home Mtg.)[1]	4.100	02/01/2015	02/01/2015		551,178
150,000	CA HFA (Home Mtg.)[1]	4.125	02/01/2015	02/01/2015		152,511
780,000	CA HFA (Home Mtg.)[1]	4.150	02/01/2016	02/01/2016		797,979
175,000	CA HFA (Home Mtg.)[1]	4.300	02/01/2016	02/01/2016		181,820
415,000	CA HFA (Home Mtg.)[1]	4.350	08/01/2017	02/01/2017	A	421,511
5,015,000	CA HFA (Home Mtg.)[1]	4.550	08/01/2021	02/01/2016	A	5,074,077

24	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 2,305,000	CA HFA (Home Mtg.)[1]	4.550%	08/01/2021	02/01/2016	A	$2,332,153
1,180,000	CA HFA (Home Mtg.)[1]	4.625	02/01/2016	02/01/2016		1,219,105
2,000,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2016	08/01/2016		2,082,840
5,145,000	CA HFA (Home Mtg.)[1]	4.625	08/01/2026	05/14/2024	B	5,018,330
1,960,000	CA HFA (Home Mtg.)[1]	4.650	08/01/2022	02/01/2017	A	1,991,066
4,135,000	CA HFA (Home Mtg.)[1]	4.700	08/01/2026	02/01/2016	A	4,137,688
14,770,000	CA HFA (Home Mtg.)[1]	4.950	08/01/2023	02/01/2017	A	15,175,141
4,480,000	CA HFA (Home Mtg.)[1]	5.000	02/01/2042	01/15/2014	A	4,497,920
1,945,000	CA HFA (Home Mtg.)[1]	5.300	08/01/2023	08/01/2017	A	2,020,466
50,000	CA HFA (Home Mtg.)[1]	5.450	08/01/2033	02/01/2018	A	51,275
875,000	CA HFA (Home Mtg.)	5.500	02/01/2042	02/01/2016	A	898,039
11,580,000	CA HFA (Home Mtg.)[1]	5.500	08/01/2042	09/01/2013	A	11,794,925
115,000	CA HFA (Multifamily Hsg.)[1]	5.950	08/01/2028	10/28/2012	A	115,095
5,050,000	CA HFA (Multifamily Hsg.), Series A1	5.200	08/01/2022	10/28/2012	A	5,119,387
2,000,000	CA HFA, Series A	4.850	08/01/2026	08/01/2015	A	2,026,940
285,000	CA HFA, Series B1	4.800	02/01/2023	08/01/2017	A	285,715
1,745,000	CA HFA, Series C1	5.750	08/01/2030	08/01/2030		1,824,363
14,205,000	CA Public Works[1]	5.000	04/01/2025	04/01/2022	A	16,438,168
13,000,000	CA Public Works[1]	5.000	04/01/2026	04/01/2022	A	14,922,570
10,065,000	CA Public Works[1]	5.375	03/01/2023	03/01/2020	A	11,871,969
3,000,000	CA Public Works[1]	5.375	03/01/2024	03/01/2020	A	3,494,670
10,225,000	CA Public Works[1]	6.625	11/01/2034	04/17/2019	A	12,609,675
4,165,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2022	10/01/2021	A	5,061,266
4,000,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2023	10/01/2021	A	4,793,120
2,870,000	CA Public Works (California State Prisons)[1]	5.250	10/01/2025	10/01/2021	A	3,346,851
5,215,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2022	06/01/2022		6,311,141
8,420,000	CA Public Works (Dept. of Corrections & Rehabilitations)[1]	5.000	06/01/2027	06/01/2022	A	9,645,784
4,500,000	CA Public Works (Dept. of General Services)[1]	5.000	12/01/2027	12/01/2012	A	4,533,975
1,500,000	CA Public Works (Dept. of General Services)[1]	6.125	04/01/2028	04/01/2019	A	1,815,705
7,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2025	12/01/2021	A	8,171,030
2,000,000	CA Public Works (Judicial Council)[1]	5.250	12/01/2026	12/01/2021	A	2,327,980
7,800,000	CA Public Works (Various Capital Projects)[1]	5.000	04/01/2024	04/01/2022	A	9,145,578

25	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 3,075,000	CA Public Works (Various Capital Projects)[1]	5.000%	04/01/2027	04/01/2022	A	$3,516,170
3,000,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2022	10/01/2021	A	3,645,570
5,500,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2023	10/01/2021	A	6,590,540
3,055,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2024	10/01/2021	A	3,607,283
3,280,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2025	10/01/2021	A	3,824,972
4,370,000	CA Public Works (Various Capital Projects)[1]	5.250	10/01/2026	10/01/2021	A	5,075,580
70,000	CA Public Works (Various Community Colleges)[1]	5.200	09/01/2017	10/28/2012	A	70,263
600,000	CA Public Works (Various Community Colleges)[1]	5.750	10/01/2030	10/01/2019	A	712,554
1,330,000	CA Statewide CDA (Memorial Health Services/Long Beach Memorial Medical Center Obligated Group)[1]	5.500	10/01/2033	04/01/2013	A	1,366,043
315,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	5.625	05/01/2029	06/06/2016	B	309,815
10,000	CA Veterans GO, Series BZ1	5.350	12/01/2021	10/28/2012	A	10,018
220,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	10/01/2019	A	252,529
350,000	Chico, CA Public Financing Authority[1]	5.000	04/01/2019	10/28/2012	A	350,966
3,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	3,313,590
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.000	12/01/2027	12/01/2015	A	2,209,060
11,255,000	Compton, CA Public Finance Authority	5.000	09/01/2022	09/01/2022		10,056,387
500,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)[1]	5.125	08/01/2019	09/05/2017	B	494,995
3,865,000	Delano, CA Financing Authority (Police Station)[1]	5.000	12/01/2025	12/01/2020	A	4,438,180
3,360,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2019	10/28/2012	A	3,367,963
4,555,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2024	10/28/2012	A	4,562,151

26	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 6,575,000	El Centro, CA Financing Authority (El Centro Redevel.)[1]	6.000%	11/01/2021	06/23/2017	A	$7,492,147
2,245,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)[1]	5.000	10/01/2022	10/01/2015	A	2,373,571
2,500,000	Fontana, CA Public Financing Authority (North Fontana Redevel.)	5.500	09/01/2032	10/28/2012	A	2,553,300
8,000,000	Fontana, CA Special Tax Community Facilities District No. 2-A1	5.250	09/01/2017	03/01/2013	A	8,091,520
2,000,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.850	01/15/2023	01/15/2014	A	2,081,600
5,300,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014	A	5,513,802
750,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2026	01/15/2014	A	779,085
490,000	Foothill, CA Eastern Transportation Corridor Agency Toll Road[1]	5.875	01/15/2027	01/15/2014	A	509,002
9,000,000	Fresno, CA Airport	5.800	07/01/2030	10/28/2012	A	9,033,210
315,000	Fresno, CA Joint Powers Financing Authority[1]	5.500	06/01/2015	10/28/2012	A	316,348
2,000,000	Glendale, CA Redevel. Agency Tax Allocation[1]	5.500	12/01/2024	12/01/2016	A	2,111,420
25,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village Assessment District 03-1)	5.800	09/02/2018	03/02/2013	A	25,754
4,280,000	Long Beach, CA Bond Finance Authority (Public Safety Facilities)	5.000	11/01/2026	11/01/2012	A	4,291,000
4,015,000	Los Angeles, CA Multifamily Hsg. (LA Colorado Terrace)[1]	5.200	11/20/2032	05/20/2013	A	4,246,184
7,060,000	Los Angeles, CA Municipal Improvement Corp.[1]	5.000	03/01/2022	03/01/2022		8,346,403
175,000	Los Angeles, CA Parking System[1]	5.250	05/01/2020	11/01/2012	A	175,618
5,620,000	Los Angeles, CA Regional Airports Improvement Corp. (American Airlines)	7.000	12/01/2012	12/01/2012		5,565,823
1,435,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.500	01/01/2032	11/13/2012	A	1,444,127
100,000	Los Angeles, CA State Building Authority	5.300	10/01/2014	10/28/2012	A	100,377
6,750,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2024	10/01/2022	A	7,819,200
7,905,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2026	10/01/2022	A	9,031,621
8,300,000	Los Angeles, CA Unified School District COP[1]	5.000	10/01/2027	10/01/2022	A	9,441,250

27	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 2,000,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000%		10/01/2022	10/01/2022		$2,367,340
7,795,000	Los Angeles, CA Unified School District COP (Headquarters Building)[1]	5.000		10/01/2023	10/01/2022	A	9,102,689
155,000	Maywood, CA Public Financing Authority	7.000		09/01/2028	09/01/2013	A	155,605
3,820,000	Montclair, CA Redevel. Agency Tax Allocation[1]	5.300		10/01/2030	10/28/2012	A	3,826,150
8,715,000	Montebello, CA COP[1]	5.375		11/01/2026	11/01/2012	A	8,730,164
1,000,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2003-2	5.950		09/01/2034	03/01/2013	A	1,007,310
3,955,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2020	09/01/2020		4,689,285
4,155,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2021	09/01/2021		4,932,982
2,360,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2022	09/01/2022		2,812,766
4,545,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2023	09/01/2022	A	5,357,782
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2024	09/01/2022	A	1,262,380
1,080,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2025	09/01/2022	A	1,252,336
605,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2026	09/01/2022	A	700,027
1,185,000	North City, CA West School Facilities Financing Authority Special Tax[1]	5.000		09/01/2027	09/01/2022	A	1,360,238
11,950,000	Northern CA Gas Authority[1]	0.759	[4]	07/01/2013	07/01/2013		11,926,578
21,855,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	07/31/2016	B	20,754,819
9,840,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375		06/01/2038	07/08/2031	B	8,040,166
1,310,000	Northern, CA Inyo County Local Hospital District[1]	6.000		12/01/2021	05/26/2019	A	1,470,685

28	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 250,000	Oakland, CA Building Authority (Elihu M Harris)[1]	5.000%	04/01/2017	10/28/2012	A	$250,523
5,455,000	Oakland, CA Unified School District[1]	5.000	08/01/2025	08/01/2015	A	5,638,724
9,275,000	Oakland, CA Unified School District[1]	5.250	08/01/2024	10/28/2012	A	9,300,599
1,000,000	Oakland, CA Unified School District	5.500	08/01/2032	08/01/2022	A	1,120,560
1,515,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108	7.500	09/02/2020	03/02/2013	A	1,559,647
1,275,000	Pacifica, CA COP[1]	5.000	01/01/2022	01/01/2016	A	1,420,019
100,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	10/28/2012	A	100,162
4,550,000	Palomar Pomerado, CA Health Care District COP[1]	6.750	11/01/2039	11/01/2019	A	5,146,278
1,500,000	Paramount, CA Redevel. Agency Tax Allocation[1]	5.000	08/01/2023	08/01/2013	A	1,523,640
125,000	Perris, CA Public Financing Authority (Central North)[1]	6.750	10/01/2035	10/01/2018	A	139,768
3,200,000	Pittsburgh, CA Redevel. Agency Tax Allocation (Los Medanos Community Devel.)[1]	5.000	08/01/2021	08/01/2013	A	3,232,640
100,000	Port of Oakland, CA1	4.000	11/01/2012	11/01/2012		100,339
6,800,000	Port of Oakland, CA1	5.375	11/01/2027	11/01/2012	A	6,819,856
5,000,000	Porterville, CA COP[1]	5.000	07/01/2030	07/01/2015	A	5,204,000
940,000	Rancho Cucamonga, CA Public Finance Authority	5.000	09/01/2024	03/01/2013	A	971,593
380,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	08/07/2016	B	221,947
220,000	Riverside County, CA Redevel. Agency (215 Corridor Redevel.)[1]	6.500	12/01/2021	12/01/2021		246,435
3,710,000	Riverside, CA Public Financing Authority[1]	5.000	11/01/2023	11/01/2022	A	4,231,441
5,785,000	Sacramento County, CA COP[1]	5.000	02/01/2031	02/01/2016	A	5,983,194
1,370,000	Sacramento County, CA Hsg. Authority (Verandas Apartments Senior Community)[1]	5.700	03/01/2034	10/28/2012	A	1,372,028
6,050,000	Sacramento, CA City Financing Authority (California EPA Building)	5.250	05/01/2019	10/28/2012	A	6,054,175
3,850,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2023	07/01/2022	A	4,646,719
4,045,000	Sacramento, CA City Unified School District[1]	5.250	07/01/2024	07/01/2022	A	4,813,590
50,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2018	10/01/2018		56,424

29	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 25,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750%	10/01/2019	10/01/2019		$28,221
600,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		674,844
10,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2020	10/01/2020		11,247
1,000,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		1,122,430
225,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2021	10/01/2021		252,547
125,000	San Bernardino, CA Joint Powers Financing Authority[1]	5.750	10/01/2022	10/01/2022		139,185
6,750,000	San Diego, CA Convention Center Expansion Financing Authority[1]	5.000	04/15/2026	04/15/2022	A	7,685,483
425,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	6.125	01/01/2027	10/28/2012	A	425,995
530,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.250	01/15/2030	10/28/2012	A	531,341
4,000,000	San Jose, CA Airport[1]	5.125	03/01/2020	03/01/2014	A	4,189,720
500,000	San Jose, CA Redevel. Agency[1]	5.000	08/01/2026	08/01/2017	A	508,780
1,800,000	Santa Rosa, CA Rancheria Tachi Yokut Tribe Enterprise	6.125	03/01/2013	03/01/2013		1,820,628
200,000	Saugus, CA Union School District Special Tax	4.250	09/01/2022	09/01/2022		205,960
185,000	Saugus, CA Union School District Special Tax	4.375	09/01/2023	03/01/2013	A	190,744
125,000	Saugus, CA Union School District Special Tax	4.500	09/01/2024	09/01/2022	A	128,321
100,000	Saugus, CA Union School District Special Tax	4.625	09/01/2025	09/01/2022	A	102,584
500,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.250	09/01/2029	09/01/2019	A	573,465
1,570,000	South Gate, CA Utility Authority[1]	5.250	10/01/2023	10/01/2022	A	1,859,728
1,655,000	South Gate, CA Utility Authority[1]	5.250	10/01/2024	10/01/2022	A	1,938,485
1,740,000	South Gate, CA Utility Authority[1]	5.250	10/01/2025	10/01/2022	A	2,021,567
1,330,000	South Gate, CA Utility Authority[1]	5.250	10/01/2026	10/01/2022	A	1,531,761
21,705,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	06/01/2014	A	21,717,155
110,000	Stockton, CA Public Financing Authority (Parking & Capital Projects)[1]	5.375	09/01/2021	09/01/2021		108,502

30	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
California Continued
$ 1,105,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.000%		09/01/2022	09/01/2022		$1,212,793
1,000,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2023	09/01/2022	A	1,108,450
1,075,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2024	09/01/2022	A	1,184,156
1,310,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax	5.250		09/01/2025	09/01/2022	A	1,426,210
5,000,000	University of California[1]	5.000		05/15/2027	05/15/2013	A	5,201,400
6,615,000	Val Verde, CA Unified School District[1]	5.500		08/01/2033	08/01/2018	A	7,417,598
3,500,000	Vernon, CA Electric System[1]	5.125		08/01/2021	08/01/2019	A	3,908,625
1,000,000	Washington Township, CA Health Care District[1]	5.250		07/01/2029	10/28/2012	A	1,002,280
3,200,000	West Covina, CA Public Financing Authority (Big League Dreams)[1]	5.000		06/01/2030	06/01/2016	A	3,413,536
880,000	Yucaipa, CA Special Tax Community Facilities District No. 98-11	5.000		09/01/2025	09/01/2021	A	955,803
							838,402,613
Colorado—0.9%
6,315,000	CO E-470 Public Highway Authority	4.282	[5]	09/01/2022	09/01/2022		4,097,930
1,360,000	CO E-470 Public Highway Authority	4.600	[5]	09/01/2023	09/01/2023		832,619
3,580,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	3,917,308
7,675,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	8,398,139
1,995,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,182,969
1,975,000	CO E-470 Public Highway Authority[1]	5.500		09/01/2024	09/01/2015	A	2,161,085
1,500,000	CO Health Facilities Authority (CRC/BCH Obligated Group)[1]	5.500		12/01/2027	12/01/2012	A	1,510,890
2,190,000	CO Health Facilities Authority (Evangelical Lutheran Good Samaritan Society)[1]	5.000		12/01/2025	06/01/2022	A	2,493,600
2,000,000	CO Health Facilities Authority (Valley View Hospital Association)[1]	5.500		05/15/2028	05/08/2018	A	2,148,240
10,000	CO Hsg. & Finance Authority (Heatherwood Apartments)[1]	5.450		10/01/2029	10/28/2012	A	10,013

31	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Colorado Continued
$ 20,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.450%	10/01/2028	10/28/2012	A	$20,025
5,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.700	10/01/2021	10/28/2012	A	5,011
20,000	CO Hsg. & Finance Authority (Multifamily)[1]	5.900	10/01/2038	10/28/2012	A	20,028
315,000	CO Hsg. & Finance Authority (Single Family)[1]	5.900	08/01/2023	10/28/2012	A	335,736
5,000	CO Hsg. & Finance Authority (Single Family)[1]	6.300	08/01/2016	08/01/2016		5,205
110,000	CO Hsg. & Finance Authority (Single Family)[1]	6.450	04/01/2030	04/01/2016	A	112,463
430,000	CO Hsg. & Finance Authority (Single Family)[1]	6.900	04/01/2029	04/01/2017	A	446,787
3,900,000	CO Regional Transportation District (Denver Transportation Partners)[1]	6.000	01/15/2034	07/15/2020	A	4,561,518
90,000	CO Water Resources & Power Devel. Authority	5.000	09/01/2019	10/28/2012	A	90,347
2,945,000	Colorado Springs, CO Hospital[1]	6.375	12/15/2030	10/28/2012	A	2,950,007
1,950,000	Colorado Springs, CO Hospital (Memorial Health System)[1]	5.750	12/15/2024	12/15/2014	A	2,053,526
130,000	Denver, CO City & County Airport	5.000	11/15/2025	10/28/2012	A	130,428
110,000	Denver, CO City & County Airport[1]	5.000	11/15/2025	10/28/2012	A	110,151
265,000	Denver, CO City & County Airport	6.125	11/15/2025	10/28/2012	A	266,285
235,000	Eagle County, CO Airport Terminal Corp.	5.050	05/01/2015	03/09/2014	B	239,183
890,000	Fremont County, CO COP[1]	5.250	12/15/2022	12/15/2013	A	942,830
1,760,000	Fremont County, CO COP[1]	5.250	12/15/2022	12/15/2013	A	1,839,200
3,000,000	Park Creek, CO Metropolitan District[1]	5.250	12/01/2025	12/01/2015	A	3,223,980
445,000	Pueblo City-County, CO Library District COP[1]	5.250	12/01/2030	12/01/2012	A	446,335
20,000	Pueblo County, CO Pollution Control (Public Service Company of Colorado)[1]	5.100	01/01/2019	10/28/2012	A	20,029
						45,571,867
Connecticut—0.0%
210,000	CT H&EFA (DKH/CHHC/HNE Obligated Group)[1]	5.375	07/01/2026	10/28/2012	A	210,424

32	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Connecticut Continued
$ 335,000	CT H&EFA (Hospital for Special Care/HSC Community Services/Foundation of Special Care Obligated Group)[1]	5.250%	07/01/2027	07/01/2017	A	$349,713
5,000	CT H&EFA (New Horizons)	5.875	11/01/2012	11/01/2012		5,023
300,000	CT H&EFA (William W Backus Hospital)[1]	5.000	07/01/2017	10/28/2012	A	300,750
100,000	CT Special Obligation Parking (Bradley International Airport Parking Company)[1]	6.500	07/01/2018	10/28/2012	A	100,191
135,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2014	10/28/2012	A	135,508
1,165,000	Eastern CT Res Rec (Wheelabrator Lisbon)[1]	5.500	01/01/2020	10/28/2012	A	1,169,544
15,000	Sprague, CT GO1	5.375	09/01/2020	10/28/2012	A	15,047
						2,286,200
District of Columbia—1.2%
200,000	District of Columbia (James F. Oyster Elementary School)	6.450	11/01/2034	10/28/2012	A	200,014
2,500,000	District of Columbia (United Negro College Fund)[1]	6.875	07/01/2040	07/01/2020	A	3,061,125
100,000	District of Columbia Tax Increment (Mandarin Oriental Hotel)[1]	5.250	07/01/2022	10/28/2012	A	100,372
13,295,000	District of Columbia Tobacco Settlement Financing Corp.	6.250	05/15/2024	10/28/2012	A	13,560,634
25,245,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500	05/15/2033	01/08/2021	B	28,737,141
18,990,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	10/28/2012	A	19,368,091
						65,027,377
Florida—7.7%
2,825,000	Arborwood, FL Community Devel. District (Centex Homes)	5.250	05/01/2016	05/01/2016		2,755,505
15,000	Baker County, FL Hospital Authority	5.300	12/01/2023	11/04/2019	B	14,904
880,000	Baker County, FL Hospital Authority (Baker County Medical Services)	5.100	12/01/2013	10/28/2012	A	880,801
10,000	Bay County, FL Water System	6.250	09/01/2014	10/28/2012	A	10,050
245,000	Broward County, FL HFA	5.400	10/01/2038	04/01/2016	A	252,842
45,000	Broward County, FL HFA (Golden Villas)[1]	6.750	10/01/2045	04/01/2016	A	47,840

33	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 15,000	Broward County, FL HFA (Heron Pointe Apartments)[1]	5.700%	11/01/2029	10/28/2012	A	$15,021
75,000	Broward County, FL HFA (Praxis of Deerfield Beach III)[1]	5.300	09/01/2023	11/01/2012	A	75,139
90,000	Broward County, FL HFA (Praxis of Deerfield Beach)[1]	5.350	03/01/2031	11/01/2012	A	90,113
30,000	Broward County, FL HFA (Stirling Apartments)[1]	5.300	10/01/2023	10/28/2012	A	30,029
105,000	Broward County, FL HFA (Stirling Apartments)[1]	5.650	10/01/2028	10/28/2012	A	105,083
50,000	Broward County, FL HFA (Venice Homes Apartments)[1]	5.650	01/01/2022	10/28/2012	A	50,088
5,000,000	Broward County, FL School Board[1]	5.000	07/01/2027	07/01/2022	A	5,751,250
375,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.400	12/01/2027	10/28/2012	A	375,510
240,000	Collier County, FL HFA (Whistlers Green Apartments)[1]	5.450	06/01/2039	10/28/2012	A	240,163
1,000,000	Colonial Country Club, FL Community Devel.[1]	6.400	05/01/2033	05/01/2013	A	1,039,500
40,000	Dade County, FL Aviation (Miami International Airport)[1]	5.125	10/01/2027	10/28/2012	A	40,137
515,000	Dade County, FL GO (Seaport)[1]	5.400	10/01/2021	10/28/2012	A	516,818
120,000	Dade County, FL GO (Seaport)[1]	5.450	10/01/2016	10/23/2012	A	120,506
245,000	Dade County, FL GO (Seaport)[1]	5.500	10/01/2026	10/28/2012	A	245,933
1,075,000	Dade County, FL GO (Seaport)[1]	5.750	10/01/2015	10/22/2012	A	1,079,805
70,000	Dade County, FL HFA (Golden Lakes Apartments)	5.900	11/01/2022	10/28/2012	A	70,076
535,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	5.950	11/01/2027	10/28/2012	A	535,401
305,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.000	11/01/2032	10/28/2012	A	305,204
770,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	10/28/2012	A	770,462
110,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.700	09/01/2022	10/28/2012	A	110,221
230,000	Dade County, FL HFA (Siesta Pointe Apartments)[1]	5.750	09/01/2029	10/28/2012	A	230,336
435,000	Dade County, FL Res Rec	5.500	10/01/2013	10/15/2012	A	436,731
1,750,000	Daytona Beach, FL Utility System[1]	5.250	11/15/2017	11/15/2012	A	1,761,393
1,140,000	East Homestead FL Community Devel. District	7.250	05/01/2021	05/01/2021		1,240,879
5,000	Enterprise, FL Community Devel. District[1]	6.100	05/01/2016	10/28/2012	A	5,022

34	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 2,000,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.000%	08/01/2026	10/28/2012	A	$2,005,100
11,965,000	Escambia County, FL Environmental Improvement (International Paper Company)[1]	5.750	11/01/2027	11/01/2013	A	12,493,374
4,260,000	Escambia County, FL Health Facilities Authority	5.950	07/01/2020	08/29/2018	B	4,469,209
50,000	Escambia County, FL Utilities Authority[1]	5.000	01/01/2021	10/28/2012	A	50,160
695,000	Fiddler’s Creek, FL Community Devel. District	5.800	05/01/2021	10/28/2012	A	695,257
800,000	Fiddler’s Creek, FL Community Devel. District	5.875	05/01/2021	10/28/2012	A	800,344
30,000	FL Agriculture & Mechanical University[1]	5.300	07/01/2017	10/28/2012	A	30,114
8,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2020	06/01/2020		9,304,240
13,000,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2021	06/01/2021		15,290,470
22,575,000	FL Citizens Property Insurance Corp.[1]	5.000	06/01/2022	06/01/2022		26,345,251
15,000	FL Correctional Private Commission (350 Bed Youthful) COP[1]	5.000	08/01/2017	02/01/2013	A	15,173
500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2020	04/01/2020		574,130
1,000,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2022	04/01/2022		1,147,890
1,500,000	FL HEFFA (Nova Educational Facilities)[1]	5.000	04/01/2027	04/01/2022	A	1,651,320
150,000	FL HFA	6.300	09/01/2036	10/28/2012	A	150,135
15,000	FL HFA (Brittany of Rosemont)	6.050	07/01/2015	10/28/2012	A	15,024
20,000	FL HFA (Grand Court Apartments)[1]	5.300	08/15/2031	10/28/2012	A	20,023
35,000	FL HFA (Homeowner Mtg.)[1]	5.900	07/01/2029	10/28/2012	A	35,397
110,000	FL HFA (Hsg. Partners of Gainesville)	5.600	07/01/2027	10/28/2012	A	110,046
50,000	FL HFA (Landings at Sea Forest)	5.850	12/01/2018	10/28/2012	A	50,064
215,000	FL HFA (Landings at Sea Forest)	6.050	12/01/2036	10/28/2012	A	215,157
220,000	FL HFA (Reserve at Kanapaha)	5.500	07/01/2020	10/28/2012	A	220,189
80,000	FL HFA (Reserve at North Shore)	5.500	11/01/2020	10/28/2012	A	80,069
25,000	FL HFA (Reserve at North Shore)	5.600	11/01/2027	10/28/2012	A	25,011
110,000	FL HFA (Spinnaker Cove Apartments)	6.375	07/01/2026	10/28/2012	A	110,114
2,665,000	FL HFA (St. Cloud Village Associates)	5.950	02/01/2030	10/28/2012	A	2,668,225

35	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 75,000	FL HFA (Stoddert Arms Apartments)	6.300%		09/01/2036	10/28/2012	A	$75,065
70,000	FL HFA (Wentworth Apartments)[1]	5.300		05/01/2039	10/28/2012	A	70,033
1,095,000	FL HFA (Wentworth Apartments)[1]	5.375		11/01/2029	10/28/2012	A	1,096,194
60,000	FL HFA (Wentworth Apartments)[1]	5.400		11/01/2034	10/28/2012	A	60,037
50,000	FL HFA (Westlake Apartments)[1]	5.300		09/01/2031	10/28/2012	A	50,055
15,000	FL HFA (Windchase Apartments)	5.750		12/01/2017	10/28/2012	A	15,018
60,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	10/28/2012	A	60,038
145,000	FL HFA (Windchase Apartments)	6.000		06/01/2039	10/28/2012	A	145,081
50,000	FL HFA (Windchase Apartments), Series C	5.900		12/01/2027	10/28/2012	A	50,033
15,000	FL HFA (Worthington Apartments)	5.950		12/01/2015	10/28/2012	A	15,022
280,000	FL HFA (Worthington Apartments)	6.050		12/01/2025	10/28/2012	A	280,227
420,000	FL HFA (Worthington Apartments)	6.200		12/01/2035	10/28/2012	A	420,332
15,000	FL HFC (Andrews Place Apartments)[1]	5.000		11/01/2033	11/01/2013	A	15,178
180,000	FL HFC (Ashton Lake Apartments)[1]	5.700		07/01/2033	10/12/2012	A	180,333
125,000	FL HFC (Ashton Lake Apartments)[1]	5.875		01/01/2041	10/12/2012	A	125,240
25,000	FL HFC (Ashton Point Apartments)[1]	5.750		07/01/2036	10/12/2012	A	25,047
380,000	FL HFC (Bernwood Trace Associates)	5.833	[5]	12/01/2029	10/28/2012	A	136,701
320,000	FL HFC (Brittany of Rosemont)	6.250		07/01/2035	10/28/2012	A	320,227
50,000	FL HFC (Deer Meadows Apartments)[1]	5.800		11/01/2019	11/01/2012	A	50,118
40,000	FL HFC (Deer Meadows Apartments)[1]	5.875		11/01/2025	11/01/2012	A	40,075
20,000	FL HFC (Grande Court Apartments)[1]	5.375		02/15/2035	10/28/2012	A	20,021
15,000	FL HFC (Hampton Court Apartments)[1]	5.600		03/01/2032	10/28/2012	A	15,022
1,530,000	FL HFC (Homeowner Mtg.)[1]	5.200		07/01/2028	07/01/2017	A	1,623,039
3,130,000	FL HFC (Homeowner Mtg.)[1]	5.750		01/01/2037	01/01/2016	A	3,180,894
20,000	FL HFC (Logan’s Pointe Apartments)[1]	5.900		12/01/2019	10/28/2012	A	20,047
4,590,000	FL HFC (Logan’s Pointe Apartments)[1]	6.000		06/01/2039	10/28/2012	A	4,597,115
185,000	FL HFC (Logan’s Pointe Apartments)	6.276	[5]	12/01/2029	10/28/2012	A	62,815
25,000	FL HFC (Marina Bay Apartments)[1]	5.750		08/01/2033	10/28/2012	A	25,037
15,000	FL HFC (Marina Bay Apartments)[1]	5.800		08/01/2036	10/28/2012	A	15,018

36	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 110,000	FL HFC (Peacock Run Apartments)[1]	5.400%	08/01/2042	10/28/2012	A	$110,105
10,000	FL HFC (River Trace Senior Apartments)[1]	5.500	07/01/2024	10/28/2012	A	10,016
15,000	FL HFC (River Trace Senior Apartments)[1]	5.700	07/01/2035	10/28/2012	A	15,020
40,000	FL HFC (Sundance Pointe Associates)[1]	5.750	08/01/2033	10/28/2012	A	40,057
5,910,000	FL HFC (Valencia Trace of Orlando)	5.450	12/01/2035	12/01/2012	A	6,004,560
50,000	FL HFC (Waverly Apartments)[1]	6.200	07/01/2035	10/28/2012	A	50,088
295,000	FL HFC (Westwood Apartments)[1]	5.450	02/01/2041	10/28/2012	A	295,295
265,000	FL HFC (Woodridge Apartments)	5.850	10/01/2033	10/28/2012	A	265,138
35,000	FL HFC (Woodridge Apartments)	6.000	10/01/2039	10/28/2012	A	35,020
45,000	FL HFC (Woods Vero Beach)	5.750	10/01/2024	10/28/2012	A	45,063
435,000	FL Municipal Loan Council[1]	5.375	11/01/2030	10/28/2012	A	435,857
15,000	FL Municipal Loan Council	5.750	11/01/2013	10/28/2012	A	15,068
25,000	FL State Board of Regents (Florida International University)[1]	5.375	07/01/2016	10/28/2012	A	25,104
20,000	FL Water Pollution Control[1]	5.500	01/15/2014	10/28/2012	A	20,087
10,000	Gainesville, FL Utilities System	6.000	10/01/2014	10/28/2012	A	10,047
1,030,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2026	10/01/2022	A	1,178,681
1,080,000	Greater Orlando, FL Aviation Authority[1]	5.000	10/01/2027	10/01/2022	A	1,231,459
405,000	Gulf Breeze, FL GO	6.050	12/01/2015	10/28/2012	A	406,401
1,640,000	Halifax, FL Hospital Medical Center[1]	5.250	06/01/2026	06/01/2016	A	1,747,108
3,500,000	Hialeah Gardens, FL Health Facilities Authority (SJRNC/VMNRC/SJR/CHFTEH/SANC Obligated Group)[1]	5.250	08/15/2024	08/15/2017	A	3,764,355
20,000	Hialeah, FL Hsg. Authority[1]	5.300	12/20/2018	10/28/2012	A	20,249
385,000	Highlands, FL Community Devel. District	7.090	05/01/2020	05/01/2020		192,866
2,000,000	Hillsborough County, FL IDA (National Gypsum Company)	7.125	04/01/2030	04/01/2013	A	2,006,720
750,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.000	10/01/2018	10/01/2013	A	780,938
1,000,000	Hillsborough County, FL IDA (Tampa General Hospital)[1]	5.250	10/01/2024	10/01/2013	A	1,052,250
7,000,000	Hillsborough County, FL School Board[1]	4.750	10/01/2021	10/01/2015	A	7,449,120
7,815,000	Hillsborough County, FL School Board[1]	4.750	10/01/2022	10/01/2015	A	8,276,085

37	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 4,165,000	Hillsborough County, FL School Board[1]	5.000%	10/01/2020	10/01/2015	A	$4,499,783
95,000	Jacksonville, FL Capital Improvement (Gator Bowl)	5.250	10/01/2025	10/28/2012	A	95,370
3,665,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.500	10/01/2030	10/01/2015	A	3,813,029
10,555,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2025	06/01/2016	A	11,400,456
2,910,000	Jacksonville, FL EDC (Met Packaging Solutions)[1]	5.875	06/01/2031	06/01/2016	A	3,100,721
10,000,000	Jacksonville, FL EDC (Metropolitan Parking Solutions)[1]	5.750	10/01/2024	10/01/2015	A	10,648,900
15,000	Jacksonville, FL Excise Taxes[1]	5.125	10/01/2027	10/28/2012	A	15,050
25,000	Jacksonville, FL Guaranteed Entitlement Revenue[1]	5.000	10/01/2027	10/28/2012	A	25,085
25,600,000	Jacksonville, FL Port Authority[1]	6.000	11/01/2038	11/01/2012	A	25,720,064
2,000,000	Jacksonville, FL Sales Tax (Better Jacksonville)[1]	5.000	10/01/2026	10/01/2022	A	2,374,040
5,000	Jacksonville, FL Sales Tax (River City Renaissance)[1]	5.125	10/01/2018	10/28/2012	A	5,013
2,800,000	Jacksonville, FL Transit[1]	5.000	10/01/2027	10/01/2022	A	3,325,000
25,000	Lakeland, FL Light & Water[1]	5.750	10/01/2019	10/28/2012	A	27,340
10,000	Lee County, FL COP (Master Lease)	5.125	10/01/2012	10/01/2012		10,004
6,420,000	Lee County, FL Solid Waste System[1]	5.000	10/01/2020	10/01/2016	A	6,732,397
20,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.300	09/01/2028	09/01/2015	A	20,103
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.400	03/01/2029	03/01/2013	A	10,476
10,000	Manatee County, FL HFA (Single Family Mtg.)[1]	5.500	03/01/2035	03/01/2035		10,269
5,000	Manatee County, FL HFA, Series A6	9.125	06/01/2016	06/20/2014	B	4,000
5,000	Manatee County, FL Port Authority[1]	5.400	10/01/2013	10/15/2012	A	5,020
25,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2017	10/28/2012	A	25,051
35,000	Martin County, FL Health Facilities Authority (Martin Memorial Medical Center)[1]	5.250	11/15/2020	10/28/2012	A	35,061
10,125,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	7.875	12/15/2025	10/28/2012	A	10,166,310
270,000	Martin County, FL IDA (Indiantown Cogeneration)[1]	8.050	12/15/2025	10/28/2012	A	271,102
5,740,000	Miami, FL (Homeland Defense)[1]	5.000	01/01/2026	01/01/2017	A	6,041,580

38	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 4,500,000	Miami, FL Special Obligation, Series A1	5.750%	02/01/2025	02/01/2021	A	$5,422,545
5,055,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2026	02/01/2021	A	6,062,360
5,355,000	Miami, FL Special Obligation, Series A1	5.750	02/01/2027	02/01/2021	A	6,374,753
4,180,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2028	02/01/2021	A	5,032,427
4,000,000	Miami, FL Special Obligation, Series A1	6.000	02/01/2029	02/01/2021	A	4,805,960
25,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2023	10/28/2012	A	25,036
25,000	Miami-Dade County, FL Aviation	5.250	10/01/2015	10/28/2012	A	25,075
70,000	Miami-Dade County, FL Aviation	5.250	10/01/2016	10/28/2012	A	70,195
110,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2017	10/28/2012	A	110,290
100,000	Miami-Dade County, FL Aviation[1]	5.250	10/01/2018	10/28/2012	A	100,248
15,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.250	10/01/2022	10/28/2012	A	15,034
350,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2023	10/28/2012	A	350,809
2,650,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.375	10/01/2025	10/28/2012	A	2,655,618
1,000,000	Miami-Dade County, FL Aviation (Miami International Airport)	5.500	10/01/2025	10/01/2020	A	1,195,270
250,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2017	10/28/2012	A	250,860
5,000,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2018	10/28/2012	A	5,016,450
395,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2019	10/28/2012	A	396,272
3,500,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2020	10/28/2012	A	3,510,535
100,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	5.750	10/01/2024	10/28/2012	A	100,369
4,505,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2024	10/28/2012	A	4,516,848
5,310,000	Miami-Dade County, FL Aviation (Miami International Airport)[1]	6.000	10/01/2029	10/28/2012	A	5,322,319
15,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.000	10/01/2015	10/25/2012	A	15,041
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.050	10/01/2019	10/28/2012	A	35,081
35,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.100	10/01/2029	10/28/2012	A	35,059

39	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 4,960,000	Miami-Dade County, FL HFA (Country Club Villas Apartments)[1]	6.200%		10/01/2039	10/28/2012	A	$4,967,837
1,200,000	Miami-Dade County, FL HFA (Homeownership Mtg.)[1]	5.450		10/01/2038	05/15/2014	A	1,213,140
200,000	Miami-Dade County, FL HFA (Marbrisa Apartments)[1]	6.050		08/01/2029	10/28/2012	A	200,174
3,280,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.250		10/01/2020	10/28/2012	A	3,292,989
100,000	Miami-Dade County, FL Special Obligation (Courthouse Center)[1]	4.750		04/01/2018	10/28/2012	A	100,345
20,000	Miami-Dade County, FL Special Obligation, Series B	5.426	[5]	10/01/2031	04/01/2016	A	7,004
15,000	Miami-Dade County, FL Stormwater Utility[1]	5.000		04/01/2019	10/28/2012	A	15,051
25,000	Miami-Dade County, FL Stormwater Utility	5.000		04/01/2024	10/28/2012	A	25,077
215,000	Miami-Dade County, FL Water & Sewer	5.000		10/01/2029	10/28/2012	A	215,673
815,000	Miromar Lakes, FL Community Devel. District	4.875		05/01/2022	05/01/2022		807,274
5,000	North Palm Beach Heights, FL Water Control District, Series A	6.500		10/01/2012	10/01/2012		5,003
15,000	North Palm Beach Heights, FL Water Control District, Series B	6.500		10/01/2012	10/01/2012		15,008
195,000	Oakland, FL Charter School	6.950		12/01/2015	07/04/2014	B	202,597
25,000	Okaloosa County, FL Airport[1]	5.500		10/01/2023	10/01/2013	A	25,271
920,000	Orange County, FL HFA[1]	5.650		09/01/2034	09/01/2013	A	927,075
12,865,000	Orlando & Orange County, FL Expressway Authority[1]	5.000		07/01/2030	07/01/2013	A	13,195,502
1,520,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000		04/01/2022	04/01/2022		1,734,077
1,095,000	Orlando, FL Community Redevel. Agency (Conroy Road District)[1]	5.000		04/01/2023	04/01/2022	A	1,238,511
1,200,000	Orlando, FL Tourist Devel. Tax[1]	5.250		11/01/2023	11/01/2017	A	1,304,880
165,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.500		12/01/2021	12/01/2012	A	165,696
355,000	Palm Beach County, FL Health Facilities Authority (Boca Raton Community Hospital)[1]	5.625		12/01/2031	12/01/2012	A	355,994
130,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250		08/01/2018	10/28/2012	A	130,378

40	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 210,000	Palm Beach County, FL Health Facilities Authority (Jupiter Medical Center)[1]	5.250%	08/01/2023	10/28/2012	A	$210,433
10,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.600	12/01/2012	10/28/2012	A	10,033
140,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)	5.800	12/01/2017	10/28/2012	A	141,333
400,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.850	12/01/2022	10/28/2012	A	400,860
250,000	Palm Beach County, FL HFA (Chelsea Commons Apartments)[1]	5.900	06/01/2029	10/28/2012	A	250,450
200,000	Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)[1]	6.100	08/01/2029	10/28/2012	A	200,370
815,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.850	12/01/2033	10/28/2012	A	815,839
195,000	Palm Beach County, FL HFA (Windsor Park Apartments)[1]	5.900	06/01/2038	10/28/2012	A	195,179
900,000	Palm Glades, FL Community Devel. District Special Assessment	7.250	08/01/2016	08/01/2016		880,659
55,000	Pasco County, FL HFA (Pasco Woods)[1]	5.700	08/01/2019	10/28/2012	A	55,117
850,000	Pasco County, FL HFA (Pasco Woods)[1]	5.800	08/01/2029	10/28/2012	A	851,207
2,575,000	Pinellas County, FL Educational Facilities Authority (Eckerd College)	5.250	10/01/2029	10/01/2016	A	2,677,434
1,200,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.250	06/01/2034	12/01/2013	A	1,231,932
2,800,000	Pinellas County, FL HFA (Oaks of Clearwater)[1]	6.375	06/01/2019	10/30/2013	A	2,911,132
860,000	Poinciana, FL West Community Devel. District	5.875	05/01/2022	05/01/2017	A	882,265
25,000	Port Palm Beach, FL District[1]	5.300	09/01/2014	10/28/2012	A	25,065
50,000	Port Palm Beach, FL District[1]	5.375	09/01/2017	10/28/2012	A	50,111
20,000	Port Palm Beach, FL District[1]	5.500	09/01/2019	10/28/2012	A	20,039
535,000	Port Palm Beach, FL District[1]	5.500	09/01/2024	10/28/2012	A	535,706
285,000	Santa Rosa Bay, FL Bridge Authority	6.250	07/01/2028	03/11/2026	B	170,997
10,025,000	Seminole Tribe, FL Special Obligation[1]	5.750	10/01/2022	10/01/2017	A	11,007,149
1,150,000	South Lakes County, FL Hospital District (South Lake Hospital)[1]	6.375	10/01/2034	10/01/2013	A	1,207,684
360,000	South-Dade, FL Venture Community Devel. District[1]	4.250	05/01/2020	05/01/2020		369,868
1,280,000	St. Johns County, FL IDA (World Golf Foundation)	5.500	09/01/2016	10/24/2012	A	1,283,648

41	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 25,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500%	03/01/2017	10/24/2012	A	$25,064
1,420,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2017	10/24/2012	A	1,423,749
1,300,000	St. Johns County, FL IDA (World Golf Foundation)[1]	5.500	09/01/2018	10/24/2012	A	1,303,211
10,000	St. Petersburg Beach, FL GO	5.250	10/01/2013	10/15/2012	A	10,041
2,865,000	Sumter Landing, FL Community Devel. District[1]	5.000	10/01/2020	06/06/2015	A	2,980,889
4,650,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.250	12/01/2020	10/28/2012	A	4,666,601
105,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Healthcare)[1]	6.375	12/01/2030	10/28/2012	A	105,386
55,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)[1]	6.000	12/01/2015	10/28/2012	A	55,257
860,000	Tamarac, FL Industrial Devel. (Sunbelt Precision Products)	6.500	08/01/2017	10/28/2012	A	860,138
2,910,000	Tampa, FL Health System[1]	5.250	11/15/2021	05/15/2020	A	3,368,732
3,065,000	Tampa, FL Health System[1]	5.250	11/15/2022	05/15/2020	A	3,515,892
3,400,000	Tampa, FL Health System[1]	5.250	11/15/2024	05/15/2020	A	3,843,870
3,575,000	Tampa, FL Health System[1]	5.250	11/15/2025	05/15/2020	A	4,025,808
3,760,000	Tampa, FL Health System[1]	5.250	11/15/2026	05/15/2020	A	4,206,500
15,745,000	Tampa, FL Health System (Baycare Health System)[1]	5.000	11/15/2026	05/15/2022	A	18,427,476
100,000	Tampa-Hillsborough County, FL Expressway Authority[1]	5.000	07/01/2023	10/28/2012	A	101,202
25,000	University of South Florida (University Bookstore)[1]	6.000	07/01/2014	10/28/2012	A	25,109
4,000,000	Village Center, FL Community Devel. District[1]	5.250	10/01/2023	10/01/2013	A	4,117,760
1,040,000	Village Center, FL Community Devel. District Recreational[1]	5.200	11/01/2025	11/01/2012	A	1,040,572
14,410,000	Village Center, FL Community Devel. District Recreational[1]	5.375	11/01/2034	11/01/2015	A	14,752,814
155,000	Village, FL Community Devel. District[1]	5.000	05/01/2019	11/01/2012	A	155,293
435,000	Village, FL Community Devel. District	7.625	05/01/2017	11/01/2012	A	437,419
10,000	Volusia County, FL HFA (Spring Arbor Apartments)[1]	5.200	08/01/2023	10/28/2012	A	10,016
1,000,000	Waterford Estates, FL Community Devel. District Special Assessment[6]	5.125	05/01/2013	05/01/2013		298,390

42	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Florida Continued
$ 613,844	Watergrass, FL Community Devel. District Special Assessment	6.960%	11/01/2017	11/01/2017		$580,322
						412,738,322
Georgia—1.2%
55,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.125	03/01/2017	10/28/2012	A	55,152
115,000	Acworth, GA Hsg. Authority (Wingate Falls Apartments)[1]	6.200	03/01/2027	10/28/2012	A	115,232
700,000	Albany-Dougherty, GA Payroll Devel. Authority (Proctor & Gamble Company)[1]	5.300	05/15/2026	10/28/2012	A	701,099
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2025	01/01/2022	A	1,149,680
1,100,000	Atlanta, GA Airport[1]	5.000	01/01/2026	01/01/2022	A	1,257,993
1,000,000	Atlanta, GA Airport[1]	5.000	01/01/2027	01/01/2022	A	1,137,620
9,300,000	Atlanta, GA Devel. Authority (Tuff ATDC)[1]	5.375	07/01/2032	10/28/2012	A	9,314,601
40,000	Atlanta, GA GO1	5.000	12/01/2016	06/09/2016	B	45,528
500,000	Atlanta, GA Tax Allocation (Eastside)[1]	5.625	01/01/2016	01/18/2014	A	545,430
220,000	Atlanta, GA Water & Wastewater Authority[1]	6.000	11/01/2028	11/01/2019	A	271,438
350,000	Atlanta, GA Water & Wastewater Authority[1]	6.250	11/01/2039	11/01/2019	A	422,167
50,000	Chatham County, GA Hospital Authority (Memorial Health University Medical Center/Memorial Health Obligated Group)	5.750	01/01/2029	01/01/2014	A	53,410
95,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.650	07/01/2017	10/28/2012	A	95,216
150,000	Clayton County, GA Hsg. Authority (Pointe Clear Apartments)[1]	5.750	07/01/2029	10/28/2012	A	150,219
455,000	Cobb County, GA Hospital Authority (Wellstar Cobb Hospital/CHS Foundation Obligated Group)[1]	5.250	04/01/2024	04/01/2013	A	472,076
15,000	Colquitt County, GA Hospital Authority Anticipation Certificates[1]	5.500	03/01/2016	03/01/2013	A	15,316
8,525,000	East Point, GA (Camp Creek), Series B	8.000	02/01/2026	10/28/2012	A	8,538,896
895,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.250	11/15/2020	05/15/2019	A	1,126,975

43	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Georgia Continued
$ 915,000	Fulton County, GA Devel. Authority (Catholic Health East)[1]	5.500%	11/15/2021	05/15/2019	A	$1,166,707
45,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	04/04/2015	B	43,954
305,000	Fulton County, GA Devel. Authority (Clark Atlanta University)[1]	5.375	01/01/2020	10/28/2012	A	305,021
15,000,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	03/15/2021	A	17,471,550
2,860,000	GA Main Street Natural Gas	5.000	03/15/2014	03/15/2014		2,981,378
100,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2018	10/28/2012	A	100,322
10,000	GA Municipal Assoc. (Atlanta Detention Center)[1]	5.000	12/01/2023	10/28/2012	A	10,034
1,600,000	GA Private Colleges & University Authority (Mercer University)[1]	5.250	10/01/2027	10/01/2022	A	1,846,384
4,245,000	Lawrenceville, GA Hsg. Authority (Knollwood Park Apartments)[1]	6.250	12/01/2029	11/01/2012	A	4,365,176
15,000	Macon-Bibb County, GA Industrial Authority	6.000	05/01/2013	10/28/2012	A	15,067
140,000	Macon-Bibb County, GA Industrial Authority[1]	6.100	05/01/2018	10/28/2012	A	140,441
270,000	Monroe County, GA Devel. Authority[1]	5.000	11/01/2023	11/01/2012	A	271,007
2,205,000	Randolph County, GA GO1	5.000	04/01/2022	04/01/2022		2,493,017
2,090,000	Randolph County, GA GO1	5.000	04/01/2027	04/01/2022	A	2,254,817
65,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.400	02/01/2023	10/28/2012	A	65,046
50,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	5.800	12/01/2020	10/28/2012	A	50,071
195,000	Richmond County, GA Devel. Authority (International Paper Company)[1]	6.250	02/01/2025	10/28/2012	A	196,689
4,525,000	Ware County, GA Hospital Authority (Satilla Health Services)[1]	5.500	03/01/2020	10/28/2012	A	4,883,063
						64,127,792
Hawaii—0.2%
10,000	HI Dept. of Budget & Finance Special Purpose (Hawaii Pacific Health)[1]	6.400	07/01/2013	01/01/2013	A	10,371

44	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Hawaii Continued
$ 4,400,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	4.800%	01/01/2025	01/01/2015	A	$4,523,332
25,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)	5.500	12/01/2014	10/28/2012	A	25,115
665,000	HI Dept. of Budget & Finance Special Purpose (Hawaiian Electric Company)[1]	5.650	10/01/2027	10/28/2012	A	672,993
4,445,000	HI Harbor System, Series A	5.750	07/01/2029	10/28/2012	A	4,460,780
25,000	HI Pacific Health (HI Pacific Health/Kapi’olani Medical Center for Women & Children)[1]	5.600	07/01/2033	07/01/2013	A	25,309
375,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.375	07/01/2032	10/28/2012	A	375,214
						10,093,114
Idaho—0.1%
120,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.300	07/01/2027	01/01/2016	A	126,476
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2018	10/28/2012	A	5,011
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2020	10/28/2012	A	10,123
165,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.400	07/01/2021	10/28/2012	A	166,378
55,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.550	07/01/2016	10/28/2012	A	55,139
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.600	07/01/2021	10/28/2012	A	10,207
75,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.625	07/01/2015	10/28/2012	A	75,199
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	5.750	07/01/2016	10/28/2012	A	10,025
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	5.800	01/01/2021	10/28/2012	A	10,100
20,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)	6.000	07/01/2029	10/28/2012	A	20,189
10,000	ID Hsg. & Finance Assoc. (Single Family Mtg.)[1]	6.050	01/01/2026	10/28/2012	A	10,020
5,000	ID Hsg. & Finance Assoc. (Single Family Mtg.), Series H-21	6.200	07/01/2028	10/28/2012	A	5,100
10,000	ID Hsg. Agency (Single Family Mtg.)	6.450	07/01/2027	10/28/2012	A	10,045
5,000	Malad, ID Water	5.500	03/01/2014	03/01/2013	A	5,074

45	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
Idaho Continued
$ 1,530,000	Pocatello, ID Devel. Authority Revenue Allocation Tax Increment, Series A	5.500%		08/01/2017	05/27/2014	A	$1,549,630
100,000	Power County, ID Industrial Devel. Corp. (FMC Corp.)[1]	6.450		08/01/2032	10/28/2012	A	100,177
1,000,000	Power County, ID Pollution Control (FMC Corp.)[1]	5.625		10/01/2014	10/28/2012	A	1,000,960
							3,169,853
Illinois—10.1%
850,000	Bedford Park, IL Tax	5.125		12/30/2018	12/30/2015	A	853,213
10,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	10/28/2012	A	10,018
75,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	10/28/2012	A	75,131
715,000	Bryant, IL Pollution Control (Central Illinois Light Company)[1]	5.900		08/01/2023	10/28/2012	A	716,723
27,500,000	Centerpoint, IL Intermodal Center Program	5.950	[4]	06/15/2023	12/16/2012	A	27,542,625
32,965,000	Chicago, IL Board of Education[2]	5.250		12/01/2024	12/01/2024		37,982,539
12,850,000	Chicago, IL Hsg. Authority[1]	5.000		07/01/2024	07/01/2016	A	14,053,017
5,000	Chicago, IL Metropolitan Hsg. Devel. Corp.[1]	6.850		07/01/2022	10/28/2012	A	5,016
465,000	Chicago, IL Midway Airport[1]	5.750		01/01/2017	10/28/2012	A	466,451
65,000	Chicago, IL Midway Airport, Series A1	5.000		01/01/2028	10/28/2012	A	65,073
30,475,000	Chicago, IL Midway Airport, Series A	5.500		01/01/2029	10/28/2012	A	30,576,482
1,470,000	Chicago, IL Midway Airport, Series B1	5.625		01/01/2029	10/28/2012	A	1,472,381
5,930,000	Chicago, IL Midway Airport, Series B1	5.750		01/01/2022	10/28/2012	A	5,943,402
20,000	Chicago, IL Multifamily Hsg. (Archer Courts Apartments)[1]	5.500		12/20/2019	10/28/2012	A	20,041
75,000	Chicago, IL Multifamily Hsg. (Hearts United Apartments)[1]	5.600		01/01/2041	01/01/2016	A	78,499
110,000	Chicago, IL Multifamily Hsg. (St. Edmund’s Village)[1]	6.125		09/20/2024	10/28/2012	A	110,243
90,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2026	10/17/2012	A	90,228
3,410,000	Chicago, IL O’Hare International Airport	5.375		01/01/2019	10/17/2012	A	3,418,968
350,000	Chicago, IL O’Hare International Airport[1]	5.500		01/01/2018	10/17/2012	A	350,977
150,000	Chicago, IL O’Hare International Airport[1]	5.500		01/01/2019	10/17/2012	A	150,419

46	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Illinois Continued
$ 3,335,000	Chicago, IL O’Hare International Airport	5.500%	01/01/2024	10/17/2012	A	$3,343,971
5,000,000	Chicago, IL O’Hare International Airport	5.625	01/01/2020	10/17/2012	A	5,013,800
75,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2014	10/17/2012	A	75,212
11,400,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2020	01/01/2014	A	11,947,884
8,000,000	Chicago, IL O’Hare International Airport[1]	5.750	01/01/2023	01/01/2014	A	8,364,000
59,145,000	Chicago, IL O’Hare International Airport[1]	6.000	01/01/2029	01/01/2014	A	62,345,927
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2030	01/01/2014	A	61,409
60,000	Chicago, IL O’Hare International Airport (General Airport)[1]	5.250	01/01/2034	01/01/2014	A	61,230
7,055,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.350	01/01/2026	10/17/2012	A	7,073,414
13,235,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)[1]	5.375	01/01/2032	10/17/2012	A	13,269,808
100,000	Chicago, IL O’Hare International Airport (Passenger Facility Charge)	5.500	01/01/2022	10/17/2012	A	100,269
2,205,000	Chicago, IL State University (Auxiliary Facilities System)[1]	5.000	12/01/2018	10/28/2012	A	2,226,190
2,135,503	Chicago, IL Tax Increment COP (Metramarket Chicago)	6.870	02/15/2024	02/27/2015	A	2,262,779
1,295,000	Cicero, IL GO1	5.000	12/01/2023	12/01/2022	A	1,484,989
1,005,000	Cicero, IL GO1	5.000	12/01/2024	12/01/2022	A	1,144,333
725,000	Cicero, IL GO1	5.000	12/01/2025	12/01/2022	A	820,570
1,500,000	Cicero, IL GO1	5.000	12/01/2026	12/01/2022	A	1,690,875
10,100,000	Hodgkins, IL Environmental Improvement (Metropolitan Biosolids Management)[1]	6.000	11/01/2015	10/28/2012	A	10,116,665
125,000	IL Civic Center	5.000	12/15/2013	10/28/2012	A	125,484
50,000	IL COP[1]	5.800	07/01/2017	10/28/2012	A	50,071
1,555,000	IL COP[1]	6.375	07/01/2017	10/28/2012	A	1,557,923
175,000	IL Dept. of Central Management Services COP[1]	6.150	07/01/2013	10/28/2012	A	175,793
65,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2014	10/28/2012	A	65,295
7,245,000	IL Dept. of Central Management Services COP[1]	6.200	07/01/2017	10/28/2012	A	7,277,892

47	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Illinois Continued
$ 180,000	IL Devel. Finance Authority (Adams County Mental Health Center/Adult Comprehensive Human Services Obligated Group)	6.000%	07/01/2015	07/01/2015		$173,228
10,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	5.700	07/01/2019	09/25/2014	B	8,902
5,000	IL Devel. Finance Authority (Community Rehabilitation Providers)	6.050	07/01/2019	07/01/2019		4,541
3,000,000	IL Devel. Finance Authority (Depaul University)[1]	5.250	10/01/2024	10/01/2014	A	3,196,080
25,000	IL Devel. Finance Authority (Local Government Program)[1]	5.350	01/01/2021	10/28/2012	A	25,092
2,130,000	IL Devel. Finance Authority (Provena Health)[1]	5.125	05/15/2023	10/28/2012	A	2,138,648
230,000	IL Devel. Finance Authority (Provena Health)[1]	5.250	05/15/2018	10/28/2012	A	230,959
2,000,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2013	10/28/2012	A	2,009,260
4,835,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2014	10/28/2012	A	4,857,193
3,250,000	IL Devel. Finance Authority (Provena Health)	5.750	05/15/2015	10/28/2012	A	3,264,918
455,000	IL Devel. Finance Authority (Provena Health)[1]	5.750	05/15/2016	10/28/2012	A	457,088
950,000	IL Devel. Finance Authority (Roosevelt University)[1]	5.250	04/01/2022	04/01/2017	A	991,373
30,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.450	01/01/2019	10/28/2012	A	30,107
20,000	IL Devel. Finance Authority (Round Lake School 116)[1]	5.800	01/01/2020	10/28/2012	A	20,077
23,605,000	IL Devel. Finance Authority Environmental Facilities (Citgo Petroleum Corp.)[1]	8.000	06/01/2032	10/28/2012	A	23,642,768
1,935,000	IL Devel. Finance Authority Pollution Control (Central Illinois Public Service Company)[1]	5.950	08/15/2026	10/28/2012	A	1,936,683
240,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.400	03/01/2028	10/28/2012	A	240,278
11,935,000	IL Devel. Finance Authority Pollution Control (Illinois Power Company)[1]	5.700	02/01/2024	10/28/2012	A	11,955,290
80,000	IL Devel. Finance Authority Water Facilities (Northern Illinois Water Company)	5.000	02/01/2028	10/28/2012	A	80,029

48	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Illinois Continued
$ 50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250%	06/01/2013	10/28/2012	A	$50,160
50,000	IL Educational Facilities Authority (Robert Morris College)[1]	5.250	06/01/2014	10/28/2012	A	50,149
100,000	IL Educational Facilities Authority (Robert Morris College)	5.375	06/01/2015	10/28/2012	A	100,291
65,000	IL Educational Facilities Authority (Robert Morris College)	5.500	06/01/2017	10/28/2012	A	65,185
500,000	IL Finance Authority (Lake Forest College)[1]	5.000	10/01/2022	10/01/2022		540,045
3,130,000	IL Finance Authority (Little Company of Mary Hospital and Health Care Centers)[1]	5.500	08/15/2031	08/15/2015	A	3,295,170
100,000	IL Finance Authority (Palos Community Hospital/St. George Corp. Obligated Group)[1]	5.000	05/15/2027	05/15/2017	A	105,660
1,875,000	IL Finance Authority (Presence Health/Provena Senior Services Obligated Group)[1]	6.000	05/01/2028	05/01/2020	A	2,154,750
17,315,000	IL Finance Authority (Resurrection Health)[1]	6.125	05/15/2025	05/15/2019	A	19,892,511
650,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2019	04/01/2017	A	685,653
700,000	IL Finance Authority (Roosevelt University)[1]	5.125	04/01/2020	04/01/2017	A	736,911
170,000	IL Finance Authority (Roosevelt University)[1]	5.400	04/01/2027	04/01/2017	A	177,448
2,125,000	IL Finance Authority (Roosevelt University)[1]	5.750	04/01/2024	10/01/2019	A	2,351,695
1,170,000	IL Finance Authority (RUMC/RCMC Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	1,483,548
2,380,000	IL Finance Authority (RUMC/RCMC/CMH/RCF/TYW Obligated Group)[1]	7.250	11/01/2030	11/01/2018	A	3,017,816
8,085,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.625	11/01/2039	05/01/2019	A	10,019,498
20,000	IL Finance Authority (RUMC/RCMC/RCF Obligated Group)[1]	6.750	11/01/2024	11/01/2018	A	24,063
3,640,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated Group)[1]	5.500	08/15/2018	05/02/2016	B	3,694,127
1,600,000	IL Finance Authority (Silver Cross Hospital and Medical Centers/Silver Cross Health System Obligated)[1]	6.000	08/15/2025	08/15/2015	A	1,708,176

49	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Illinois Continued
$ 5,000,000	IL Finance Authority (Swedish Covenant Hospital)[1]	5.750%	08/15/2029	02/15/2020	A	$5,665,150
1,100,000	IL GO1	5.000	08/01/2020	08/01/2020		1,289,299
8,425,000	IL GO1	5.000	01/01/2021	01/01/2020	A	9,673,248
5,000,000	IL GO1	5.000	03/01/2021	03/01/2021		5,793,500
38,720,000	IL GO1	5.000	08/01/2022	08/01/2022		45,250,515
2,750,000	IL GO1	5.000	08/01/2023	08/01/2023		3,168,743
2,000,000	IL GO1	5.000	08/01/2024	08/01/2022	A	2,264,960
1,300,000	IL GO1	5.000	08/01/2025	08/01/2022	A	1,463,644
2,150,000	IL GO1	5.000	12/01/2027	12/01/2012	A	2,168,146
410,000	IL Health Facilities Authority (CHlthS/NIMC/MMCtr Obligated Group)	5.250	09/01/2024	10/28/2012	A	410,463
50,000	IL Health Facilities Authority (CHlthS/NIMC/MMCtr Obligated Group)[1]	5.250	09/01/2024	10/28/2012	A	50,057
4,500,000	IL Health Facilities Authority (CRC/CVC Obligated Group)[1]	5.500	12/01/2022	12/01/2012	A	4,528,485
6,400,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	5.500	01/01/2022	01/01/2013	A	6,471,040
1,670,000	IL Health Facilities Authority (EMH/EMHH/EMHC Obligated Group)[1]	6.250	01/01/2017	01/01/2013	A	1,748,206
6,060,000	IL Health Facilities Authority (EMH/EMHH/EMHS Obligated Group)[1]	5.625	01/01/2028	01/01/2013	A	6,125,024
20,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2017	10/28/2012	A	20,033
20,000	IL Health Facilities Authority (Holy Family Medical Center)[1]	5.125	08/15/2022	10/28/2012	A	20,007
2,725,000	IL Health Facilities Authority (Ingalls Health System)	6.250	05/15/2014	10/28/2012	A	2,735,110
2,800,000	IL Health Facilities Authority (NWMH/LFH/LFHFI Obligated Group)[1]	5.750	07/01/2029	10/28/2012	A	2,809,296
175,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2017	10/28/2012	A	175,410
6,125,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2022	10/28/2012	A	6,135,045
535,000	IL Health Facilities Authority (Sherman Health System)[1]	5.250	08/01/2027	10/28/2012	A	535,487
245,000	IL Hsg. Devel. Authority (Crystal Lake Preservation/Danville Preservation/West Chicago Preservation Obligated Group)[1]	5.050	12/20/2020	10/28/2012	A	247,840

50	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Illinois Continued
$ 1,855,000	IL Hsg. Devel. Authority (Oakridge Village Apartments)[1]	5.150%	07/01/2023	01/01/2014	A	$1,947,342
2,500,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	12/15/2022	06/15/2017	A	2,853,250
3,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	06/15/2023	06/15/2022	A	3,666,930
12,470,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)[1]	5.000	12/15/2026	06/15/2022	A	14,808,499
55,000	IL Sales Tax[1]	5.500	06/15/2014	10/28/2012	A	55,231
13,000,000	IL Sports Facilities Authority[1]	5.500	06/15/2030	06/15/2015	A	14,188,460
485,000	Lemont, IL GO1	4.850	12/01/2016	10/28/2012	A	486,809
4,510,000	Lombard, IL Public Facilities Corp. (Conference Center & Hotel)	5.500	01/01/2020	08/12/2018	B	3,011,147
195,000	Markham, IL GO	5.250	01/01/2018	01/01/2018		198,611
300,000	Markham, IL GO	5.250	01/01/2023	01/01/2015	A	302,004
100,000	Melrose Park, IL Water[1]	5.200	07/01/2018	01/01/2013	A	101,112
295,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2023	10/01/2022	A	336,855
275,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2024	10/01/2022	A	310,989
445,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2025	10/01/2022	A	499,152
400,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2026	10/01/2022	A	445,464
450,000	Quad Cities, IL Regional EDA (Augustana College)[1]	5.000	10/01/2027	10/01/2022	A	498,560
620,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.000	01/01/2019	01/01/2019		664,088
545,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.100	01/01/2020	01/01/2020		584,360
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.250	01/01/2021	01/01/2021		1,078,720
1,000,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.375	01/01/2022	01/01/2021	A	1,077,960
1,540,000	Saint Clair County, IL School District No. 189 East Saint Louis[1]	5.500	01/01/2023	01/01/2021	A	1,665,541
160,000	Southwestern IL Devel. Authority (Illinois-American Water Company)[1]	5.000	02/01/2028	10/28/2012	A	160,134
1,000,000	Springfield, IL Water[1]	5.000	03/01/2025	03/01/2022	A	1,204,090
2,160,000	Springfield, IL Water[1]	5.000	03/01/2026	03/01/2022	A	2,583,446

51	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Illinois Continued
$ 2,030,000	Springfield, IL Water[1]	5.000%	03/01/2027	03/01/2022	A	$2,416,756
6,105,000	University of Illinois (Academic Facilities)[1]	5.000	03/15/2026	03/15/2016	A	6,555,183
50,000	Will-Kankakee, IL Regional Devel. Authority (Consumers Illinois Water Company)[1]	5.400	09/01/2030	10/28/2012	A	50,048
						540,552,048
Indiana—1.5%
250,000	Boone County, IN Redevel. Commission[1]	5.375	08/01/2023	02/01/2016	A	258,898
20,000	Crown Point, IN Economic Devel. (Christian Homes)	5.700	05/15/2031	11/15/2012	A	20,029
85,000	De Kalb County, IN Redevel. Authority[1]	6.000	07/15/2018	10/28/2012	A	85,278
100,000	Delaware County, IN Redevel. District	6.875	02/01/2018	10/28/2012	A	100,270
2,420,000	East Chicago, IN Exempt Facilities (Inland Steel Company)	6.700	11/01/2012	11/01/2012		2,421,888
355,000	Elkhart County, IN Hospital Authority (Elkhart General Hospital)[1]	5.250	08/15/2018	10/28/2012	A	355,795
3,260,000	Hammond, IN Local Public Improvement District[1]	6.500	08/15/2025	07/15/2015	A	3,427,368
2,270,000	Hammond, IN Redevel. District (Marina Area)	6.000	01/15/2017	05/11/2015	B	2,367,928
500,000	IN Finance Authority (Butler University)[1]	5.000	02/01/2022	02/01/2022		571,245
7,220,000	IN Finance Authority (Deaconess Health System)[1]	6.000	03/01/2029	03/01/2021	C	8,484,944
1,450,000	IN Finance Authority (Drexel University for Educational Excellence)[1]	6.000	10/01/2021	10/01/2019	A	1,549,847
1,805,000	IN Finance Authority (Marquette University)[1]	5.000	03/01/2024	03/01/2014	A	1,864,583
1,795,000	IN Finance Authority (Parkview Health System/Parkview Hospital Obligated Group)[1]	5.000	05/01/2026	05/01/2022	A	2,046,480
15,715,000	IN Finance Authority Wastewater Utility[1]	5.250	10/01/2031	10/01/2021	A	18,754,910
25,000	IN Health Facility Financing Authority (Community Hospital of Anderson)	6.000	01/01/2014	10/28/2012	A	25,090
455,000	IN Health Facility Financing Authority (Community Hospital of Anderson)[1]	6.000	01/01/2023	10/28/2012	A	456,037
4,025,000	IN Health Facility Financing Authority (Methodist Hospitals)[1]	5.500	09/15/2031	10/28/2012	A	4,027,657

52	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Indiana Continued
$ 3,420,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.125%	09/01/2018	10/28/2012	A	$3,426,122
10,675,000	IN Health Facility Financing Authority (Union Hospital)[1]	5.250	09/01/2023	10/28/2012	A	10,687,276
160,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	5.250	01/01/2037	03/01/2013	A	169,926
55,000	IN Hsg. & Community Devel. Authority (Single Family Mtg.)[1]	6.450	01/01/2040	11/01/2013	A	56,159
3,000,000	Indianapolis, IN Local Public Improvement Bond Bank (Airport Authority)[1]	5.000	01/01/2023	01/01/2013	A	3,029,670
1,470,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	05/10/2020	A	1,617,382
7,405,000	Jasper, IN Hospital Authority (Little Company of Mary Hospital of Indiana)[1]	5.625	11/01/2022	11/01/2012	A	8,110,030
4,800,000	Lake County, IN Building Corp.	5.000	02/01/2024	02/01/2022	A	5,077,584
285,000	Madison County, IN Hospital Authority (Community Hospital of Anderson)	8.000	01/01/2014	10/28/2012	A	286,542
1,335,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.450	02/15/2017	10/28/2012	A	1,340,834
1,510,000	St. Joseph County, IN Economic Devel. (Madison Center)	5.500	02/15/2021	10/28/2012	A	1,516,659
						82,136,431
Kansas—0.3%
2,550,000	Arkansas City, KS Public Building Commission (South Central Regional Medical Center)[1]	7.000	09/01/2029	09/01/2019	A	3,152,004
620,000	Pittsburgh, KS Transportation Devel. District (N. Broadway-Pittsburgh Town Center)	4.800	04/01/2027	12/14/2021	B	524,948
415,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	5.650	12/01/2036	12/01/2036		453,827
6,010,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.800	12/01/2038	12/01/2038		6,487,134
5,095,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[2]	5.875	06/01/2039	06/01/2039		5,313,655
85,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)[1]	6.950	06/01/2029	06/01/2029		85,666
						16,017,234
Kentucky—0.7%
680,000	Jefferson County, KY Health Facilities (Alliant Health)[1]	5.125	10/01/2017	10/28/2012	A	682,251

53	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Kentucky Continued
$ 2,535,000	Jefferson County, KY Health Facilities (University Medical Center)	5.500%	07/01/2017	10/28/2012	A	$2,541,971
135,000	KY Area Devel. Districts (City of Ewing)[1]	5.400	12/01/2021	10/28/2012	A	135,316
3,315,000	KY EDFA (Owensboro Medical Health System)[1]	6.000	06/01/2030	06/01/2020	A	3,896,418
20,000	KY Infrastructure Authority[1]	5.700	06/01/2013	12/01/2012	A	20,169
27,220,000	Louisville & Jefferson County, KY Metropolitan Government Health Facilities (Jewish Hospital & St. Mary’s Healthcare)[1]	6.000	02/01/2022	02/01/2013	A	27,761,134
500,000	Russell, KY Revenue (BSHS/BSVHC/SJHPCF Obligated Group)[1]	5.625	11/15/2030	11/15/2012	A	501,330
						35,538,589
Louisiana—3.3%
70,000	Calcasieu Parish, LA Industrial Devel. Board (Citgo Petroleum Corp.)[1]	6.000	07/01/2023	10/28/2012	A	70,093
105,000	Calcasieu Parish, LA Public Trust Authority[1]	5.000	04/01/2028	04/01/2020	A	107,153
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.600	11/01/2022	10/28/2012	A	190,595
2,000,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	2,089,360
190,000	De Soto Parish, LA Environmental Improvement (International Paper Company)[1]	6.375	05/01/2025	10/28/2012	A	191,664
20,000	East Baton Rouge, LA Mtg. Finance Authority (Single Family Mtg.)[1]	5.500	10/01/2025	10/28/2012	A	20,033
5,690,000	Jefferson Parish, LA Hospital Service District No.2 (East Jefferson General Hospital)[1]	6.250	07/01/2026	07/01/2016	A	6,191,232
4,450,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	06/01/2022	A	5,183,449
115,000	LA HFA (Homeownership)[1]	6.550	06/01/2040	06/01/2018	A	122,493
2,235,000	LA HFA (La Chateau)[1]	6.000	09/01/2017	09/01/2017		2,349,298
3,415,000	LA HFA (La Chateau)[1]	6.000	09/01/2020	05/20/2019	A	3,557,918
360,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	09/01/2019	A	385,067
140,000	LA HFA (Single Family Mtg.)[1]	5.800	06/01/2035	09/27/2013	A	145,352
275,000	LA HFA (Single Family Mtg.)[1]	6.375	06/01/2033	12/01/2012	A	278,691
15,000	LA HFA (St. Dominic Assisted Care)	6.300	09/01/2015	10/28/2012	A	15,052

54	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Louisiana Continued
$ 25,000	LA HFA (St. Dominic Assisted Care)[1]	6.850%	09/01/2025	10/28/2012	A	$25,074
20,000	LA HFA (St. Dominic Assisted Care)[1]	6.950	09/01/2036	10/28/2012	A	20,339
2,070,000	LA Local Government EF&CD Authority (Bellemont Apartments)[1]	6.000	09/01/2022	05/22/2018	B	1,951,741
7,500,000	LA State Citizens Property Insurance[1]	6.125	06/01/2024	06/01/2013	A	7,795,650
465,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)[1]	6.200	05/01/2020	10/28/2012	A	466,939
1,125,000	LA State University & Agricultural & Mechanical College (Health Sciences Center)	6.375	05/01/2031	10/28/2012	A	1,129,669
95,160,000	LA Tobacco Settlement Financing Corp. (TASC)[1]	5.875	05/15/2039	10/28/2012	A	97,053,684
32,590,000	LA Tobacco Settlement Financing Corp. (TASC), Series B1	5.500	05/15/2030	10/28/2012	A	33,240,822
2,000,000	Morehouse Parish, LA Pollution Control (International Paper Company)[1]	5.250	11/15/2013	11/15/2013		2,095,420
65,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.500	07/15/2018	10/28/2012	A	65,127
230,000	New Orleans, LA Exhibit Hall Special Tax (Ernest N. Morial)[1]	5.600	07/15/2025	10/28/2012	A	230,237
40,000	New Orleans, LA Sewage Service[1]	5.375	06/01/2016	10/28/2012	A	40,114
30,000	New Orleans, LA Sewage Service[1]	5.400	06/01/2017	10/28/2012	A	30,087
1,000,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	10/28/2012	A	1,002,990
15,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2017	10/28/2012	A	15,045
50,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2019	10/28/2012	A	50,145
20,000	New Orleans, LA Sewage Service[1]	5.500	06/01/2020	10/28/2012	A	20,056
2,745,000	New Orleans, LA Water[1]	5.000	12/01/2020	12/01/2012	A	2,758,862
5,000,000	Saint Charles Parish, LA Gulf Zone (Valero Refining-New Orleans)[1]	4.000	12/01/2040	06/01/2022	C	5,447,700
						174,337,151
Maine—0.1%
345,000	Jay, ME Solid Waste Disposal (International Paper Company)[1]	5.125	06/01/2018	06/01/2013	A	347,826
2,000,000	ME Abitibi Bowater[6]	7.750	10/01/2022	10/01/2022		20
2,825,000	ME Educational Authority (Student Loan)[1]	5.050	12/01/2027	12/01/2022	A	2,999,642
20,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group)	5.250	07/01/2031	10/28/2012	A	20,063

55	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Maine Continued
$ 20,000	ME H&HEFA (Mid Coast Hospital/Community Partners Obligated Group)	6.000%	07/01/2029	10/28/2012	A	$20,082
40,000	ME H&HEFA, Series A	6.000	07/01/2024	10/28/2012	A	40,182
15,000	ME Municipal Bond Bank, Series B	5.850	11/01/2020	10/28/2012	A	15,069
10,000	South Berwick, ME (Water District)[1]	5.350	05/15/2018	10/26/2012	A	10,040
						3,452,924
Maryland—0.3%
210,000	Annapolis, MD Economic Devel. (St. John’s College)[1]	5.500	10/01/2018	10/25/2012	A	210,884
65,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.150	03/01/2018	10/10/2012	A	65,091
5,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.350	07/01/2041	10/28/2012	A	5,005
25,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.375	09/01/2024	10/10/2012	A	25,037
3,305,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	5.750	09/01/2039	09/01/2016	A	3,493,055
275,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)[1]	6.250	07/01/2031	10/28/2012	A	275,520
8,550,000	MD Energy Financing Administration (Cogeneration-AES Warrior Run)	7.400	09/01/2019	10/28/2012	A	8,597,880
1,915,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2023	07/01/2022	A	2,229,788
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2025	07/01/2022	A	573,320
500,000	MD H&HEFA (Carroll Hospital Center)[1]	5.000	07/01/2027	07/01/2022	A	567,275
1,810,000	MD H&HEFA (Hebrew Home of Greater Washington/Landow House Obligated Group)[1]	5.800	01/01/2032	10/28/2012	A	1,840,770
65,000	MD H&HEFA (Johns Hopkins Hospital)	5.500	07/01/2026	10/28/2012	A	65,117
55,000	MD Industrial Devel. Financing Authority (Bon Secours Health System)[1]	5.500	08/15/2020	10/28/2012	A	55,125

56	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
Maryland Continued
$ 375,000	Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)[1]	5.750%		07/01/2029	07/01/2015	A	$394,448
							18,398,315
Massachusetts—1.2%
6,295,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250		07/01/2023	07/01/2022	A	7,317,434
6,425,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250		07/01/2024	07/01/2022	A	7,390,356
4,770,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250		07/01/2025	07/01/2022	A	5,456,880
2,335,000	MA Devel. Finance Agency (Boston Medical Center)[1]	5.250		07/01/2026	07/01/2022	A	2,648,497
1,200,000	MA Devel. Finance Agency (Ogden Haverhill)[1]	5.500		12/01/2019	10/28/2012	A	1,211,520
2,800,000	MA Devel. Finance Agency (Springfield Res Rec)[1]	5.625		06/01/2019	10/28/2012	A	2,807,616
3,765,000	MA Devel. Finance Agency (VOA Ayer)	6.200		02/20/2046	02/12/2015	A	4,139,505
285,000	MA Devel. Finance Agency Res Rec (Semass Partnership)	5.625		01/01/2016	01/01/2013	A	287,294
9,430,000	MA Educational Financing Authority	5.300		01/01/2016	10/28/2012	A	9,454,424
190,000	MA Educational Financing Authority, Series H1	6.350		01/01/2030	01/01/2018	A	213,315
60,000	MA H&EFA (Boston Medical Center)[1]	5.750		07/01/2031	07/01/2018	A	66,077
50,000	MA H&EFA (Capital Asset Program)	1.040	[4]	07/01/2030	11/01/2012	A	30,760
210,000	MA H&EFA (VC/TC/FRS/VCS Obligated Group)[1]	5.250		11/15/2018	10/28/2012	A	210,305
20,000	MA HFA (Rental Mtg.)[1]	5.500		07/01/2032	10/28/2012	A	20,084
3,005,000	MA HFA (Rental Mtg.)[1]	5.600		01/01/2045	10/28/2012	A	3,017,861
5,750,000	MA HFA (Single Family Hsg.)[1]	4.800		12/01/2027	12/01/2016	A	6,011,798
2,450,000	MA HFA, Series C1	5.250		07/01/2025	07/01/2013	A	2,496,379
3,530,000	MA HFA, Series Q1	5.050		12/01/2023	06/01/2013	A	3,634,841
255,000	MA Industrial Finance Agency (Avon Associates)[1]	5.375		04/01/2020	10/27/2012	A	255,530
1,000,000	MA Industrial Finance Agency (Ogden Haverhill Associates)[1]	5.600		12/01/2019	10/28/2012	A	1,004,900
185,000	MA Port Authority (US Airways)	5.750		09/01/2016	10/28/2012	A	185,483
200,000	MA Port Authority (US Airways)[1]	5.800		09/01/2015	10/28/2012	A	200,094

57	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Massachusetts Continued
$ 4,750,000	MA Port Authority (US Airways)	5.875%	09/01/2023	10/28/2012	A	$4,755,273
2,935,000	MA Port Authority (US Airways)	6.000	09/01/2021	10/28/2012	A	2,936,849
210,000	MA Water Pollution Abatement Trust[1]	5.250	02/01/2016	10/28/2012	A	210,869
						65,963,944
Michigan—6.3%
7,690,000	Detroit, MI Building Authority[1]	5.125	07/01/2019	10/28/2012	A	7,704,765
2,165,000	Detroit, MI Downtown Devel. Authority[1]	5.000	07/01/2018	10/28/2012	A	2,165,368
2,000,000	Detroit, MI GO	5.000	04/01/2018	10/28/2012	A	2,002,120
100,000	Detroit, MI GO	5.000	04/01/2019	10/28/2012	A	100,083
20,000	Detroit, MI GO	5.000	04/01/2021	04/01/2021		18,777
500,000	Detroit, MI GO	5.250	04/01/2014	04/01/2014		493,465
425,000	Detroit, MI GO	5.375	04/01/2014	04/01/2014		422,034
1,100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		1,087,339
1,535,000	Detroit, MI GO	5.375	04/01/2017	04/01/2017		1,503,793
165,000	Detroit, MI Local Devel. Finance Authority (Chrysler Corp.)[1]	5.375	05/01/2018	09/22/2015	B	160,533
300,000	Detroit, MI Sewer Disposal System[1]	5.000	07/01/2022	07/01/2013	A	303,672
1,800,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2020	07/01/2020		2,087,838
2,000,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2022	07/01/2017	A	2,174,460
9,265,000	Detroit, MI Sewer Disposal System[1]	5.250	07/01/2023	07/01/2017	A	10,024,359
4,335,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2022	07/01/2022		4,947,319
5,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.000	07/01/2023	07/01/2022	A	5,485,100
17,000,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2024	07/01/2017	A	18,625,710
31,990,000	Detroit, MI Water and Sewerage Dept.[1]	5.500	07/01/2025	07/01/2017	A	34,733,782
2,000,000	Detroit, MI Water Supply System[1]	5.000	07/01/2026	07/01/2015	A	2,072,000
855,000	Detroit, MI Water Supply System[1]	5.500	07/01/2026	07/01/2018	A	977,427
200,000	Detroit, MI Water Supply System[1]	5.750	07/01/2026	07/01/2018	A	231,166
3,070,000	Dickinson County, MI Healthcare System[1]	5.700	11/01/2018	10/28/2012	A	3,073,346
4,000,000	Ecorse City, MI GO1	5.800	11/01/2026	07/22/2019	A	4,357,840
155,000	Flint, MI Hospital Building Authority (Hurley Medical Center)[1]	5.375	07/01/2020	10/28/2012	A	155,215
10,000	Grand Rapids, MI Charter Township (Porter Hills Foundation)	5.200	07/01/2014	10/28/2012	A	10,018

58	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Michigan Continued
$ 10,000	Huron Shore, MI Regional Utility Authority (Water & Sewer System)	5.625%	05/01/2015	11/01/2012	A	$10,049
5,000	Kalamazoo, MI (Downtown Devel.)[1]	6.000	04/01/2013	04/01/2013		5,142
3,560,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2023	11/01/2019	A	3,978,656
6,895,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2024	11/01/2019	A	7,639,729
7,250,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2025	11/01/2019	A	7,985,875
7,620,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2026	11/01/2019	A	8,338,109
8,010,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2027	11/01/2019	A	8,747,000
8,855,000	MI Finance Authority (Local Government Loan Program)[1]	5.000	11/01/2029	11/01/2019	A	9,615,910
1,500,000	MI Finance Authority (School District)[1]	5.000	06/01/2017	06/01/2017		1,682,745
2,400,000	MI Finance Authority (School District)[1]	5.000	06/01/2018	06/01/2018		2,711,472
1,820,000	MI Finance Authority (School District)[1]	5.000	06/01/2019	06/01/2019		2,081,225
1,150,000	MI Finance Authority (School District)[1]	5.000	06/01/2020	06/01/2020		1,314,209
15,000,000	MI Finance Authority (Unemployment Obligation Assessment)[1]	5.000	07/01/2023	07/01/2014	A	16,138,800
5,225,000	MI Hospital Finance Authority (Crittenton Hospital Medical Center)	5.500	03/01/2022	10/28/2012	A	5,341,988
3,320,000	MI Hospital Finance Authority (Crittenton Hospital Medical Center)	5.625	03/01/2027	10/28/2012	A	3,396,393
2,390,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2023	06/01/2022	A	2,850,720
2,765,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2024	06/01/2022	A	3,278,626
2,895,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2025	06/01/2022	A	3,403,246
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2026	06/01/2022	A	2,328,360
2,000,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	06/01/2027	06/01/2022	A	2,309,120
1,025,000	MI Hospital Finance Authority (Memorial Hospital)[1]	5.875	11/15/2021	10/28/2012	A	1,026,620

59	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Michigan Continued
$ 20,000	MI Hospital Finance Authority (St. John Hospital)	5.750%	05/15/2016	10/28/2012	A	$20,967
4,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2027	06/01/2022	A	4,720,720
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2028	06/01/2022	A	11,774,000
10,000,000	MI Hospital Finance Authority (Trinity Health Credity Group)[1]	5.000	12/01/2029	06/01/2022	A	11,682,000
2,510,000	MI Hsg. Devel. Authority (Danbury Manor)	5.300	06/01/2035	12/01/2012	A	2,596,695
12,685,000	MI Hsg. Devel. Authority, Series A1	5.150	10/01/2029	10/28/2012	A	12,775,571
50,000	MI Hsg. Devel. Authority, Series A1	5.300	10/01/2037	10/28/2012	A	50,047
50,000	MI Municipal Bond Authority	6.000	11/01/2023	10/28/2012	A	50,210
10,000	MI Municipal Bond Authority	7.100	11/01/2014	10/28/2012	A	10,043
445,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	5.000	12/01/2013	06/08/2013	B	449,165
9,695,000	MI Tobacco Settlement Finance Authority[1]	5.125	06/01/2022	04/08/2019	B	8,547,015
750,000	Mount Clemens, MI Hsg. Corp. (FHA Section 8), Series A1	6.600	06/01/2022	10/28/2012	A	752,183
20,000,000	Royal Oak, MI Hospital Finance Authority (William Beaumont Hospital)[1]	6.250	08/01/2023	08/01/2014	A	21,153,800
1,365,000	Star International Academy, MI (Public School Academy)[1]	5.000	03/01/2022	03/01/2021	A	1,428,937
7,225,000	Wayne County, MI Airport Authority[1]	4.000	12/01/2020	12/01/2020		7,775,545
13,415,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2021	12/01/2021		15,385,529
10,890,000	Wayne County, MI Airport Authority[1]	5.000	12/01/2022	12/01/2021	A	12,318,986
6,250,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)	5.000	12/01/2024	12/01/2017	A	6,880,063
5,830,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2021	12/01/2015	A	6,262,120
7,265,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.250	12/01/2025	12/01/2015	A	7,634,135
2,905,000	Wayne County, MI Airport Authority (Detroit Metro Wayne Airport)[1]	5.500	12/01/2014	12/01/2012	A	2,928,182

60	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Michigan Continued
$ 1,925,000	Wayne County, MI Building Authority	5.250%	06/01/2016	10/28/2012	A	$1,932,873
2,925,000	Wayne, MI Charter County GO1	6.750	11/01/2039	06/11/2019	A	3,381,739
25,000	Wexford County, MI Water Supply System[1]	5.850	11/01/2012	11/01/2012		25,110
20,000	Wexford County, MI Water Supply System[1]	6.250	11/01/2024	11/01/2012	A	20,456
						339,657,614
Mississippi—0.6%
50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.500	07/01/2021	10/28/2012	A	50,096
475,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	5.750	07/01/2031	10/28/2012	A	475,770
50,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.125	07/01/2015	10/28/2012	A	50,168
745,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)[1]	6.200	07/01/2018	10/28/2012	A	747,146
22,245,000	MS Business Finance Corp. (System Energy Resources)[1]	5.875	04/01/2022	10/28/2012	A	22,313,960
295,000	MS Home Corp. (Single Family Mtg.)[1]	5.300	12/01/2023	04/01/2013	A	305,033
2,460,000	MS Home Corp. (Single Family Mtg.)[1]	6.375	12/01/2032	10/28/2012	A	2,662,679
105,000	MS Home Corp. (Valley State Student Hsg.)	5.300	12/01/2028	01/09/2027	B	61,913
100,000	MS Small Business Enterprise[1]	4.750	12/01/2017	12/01/2012	A	100,470
50,000	MS Small Business Enterprise[1]	5.700	12/01/2013	10/28/2012	A	50,196
20,000	Tupelo, MS GO1	5.900	08/01/2013	02/01/2013	A	20,377
3,000,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	5.850	11/01/2027	11/01/2013	A	3,130,710
1,075,000	Warren County, MS Environmental Improvement (International Paper Company)[1]	6.250	09/01/2023	10/28/2012	A	1,078,935
						31,047,453
Missouri—0.9%
175,000	Belton, MO Tax Increment (Belton Town Center)	5.000	03/01/2014	09/06/2013	B	178,271
125,000	Belton, MO Tax Increment (Belton Town Center)	5.125	03/01/2015	03/01/2015		128,289
100,000	Belton, MO Tax Increment (Belton Town Center)	5.250	03/01/2016	03/01/2016		103,185

61	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Missouri Continued
$ 335,000	Branson, MO IDA (Branson Hills Redevel.)	6.250%	05/01/2013	05/01/2013		$338,564
25,000	Cape Girardeau County, MO IDA (Procter & Gamble Company)	5.300	05/15/2028	10/28/2012	A	25,047
945,000	Carthage, MO Waterworks & Wastewater Treatment System[1]	5.000	07/01/2016	11/01/2012	A	949,111
900,000	Kansas City, MO Tax Increment (Briarcliff West)	5.150	06/01/2016	03/15/2014	A	932,004
800,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.000	06/01/2021	11/01/2012	A	837,912
2,100,000	Kansas City, MO Tax Increment (Shoal Creek Parkway)	5.625	06/01/2023	09/01/2014	A	2,189,901
10,000	Lees Summit, MO Tax (Summitwoods Crossing)	6.250	05/01/2017	10/28/2012	A	10,011
850,000	Maplewood, MO Tax (Maplewood South Redevel.)	5.200	11/01/2022	11/01/2018	B	838,678
1,320,000	Meadows, MO Transportation Devel. District[1]	5.400	05/01/2035	05/01/2018	A	1,427,857
1,000,000	MO Devel. Finance Board (Branson Landing)[1]	5.500	12/01/2024	06/01/2014	A	1,037,750
1,500,000	MO Devel. Finance Board (Branson Landing)[1]	5.625	12/01/2028	06/01/2014	A	1,551,705
750,000	MO Devel. Finance Board (Independence Electric System)[1]	5.625	06/01/2029	06/01/2014	A	778,088
1,595,000	MO Devel. Finance Board (Independence Missouri Centerpoint)[1]	5.125	04/01/2021	04/01/2013	A	1,613,167
5,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2019	10/28/2012	A	5,020
25,000	MO Environmental Improvement & Energy Resources Authority[1]	5.450	01/01/2018	10/28/2012	A	25,074
320,000	MO Environmental Improvement & Energy Resources Authority (St. Joseph Light & Power)[1]	5.850	02/01/2013	10/28/2012	A	323,040
200,000	MO Environmental Improvement & Energy Resources Authority (Union Electric Company)[1]	5.450	10/01/2028	10/28/2012	A	200,256
200,000	MO H&EFA (FHS)[1]	5.500	02/15/2024	10/28/2012	A	200,458
20,000,000	MO H&EFA (SLHS/SLHOKC Obligated Group)[1]	5.500	11/15/2028	11/15/2018	A	22,714,200
3,390,000	MO H&EFA (Southwest Baptist University)[1]	5.000	10/01/2027	10/01/2022	A	3,776,833
25,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	10/28/2012	A	25,096

62	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Missouri Continued
$ 300,000	Raymore, MO Tax Increment	5.000%	03/01/2013	03/01/2013		$279,495
275,000	Raymore, MO Tax Increment	5.125	03/01/2014	03/01/2014		222,340
230,000	Raymore, MO Tax Increment	5.125	03/01/2015	03/01/2015		159,926
1,630,000	Richmond Heights, MO Tax Increment & Transportation Sales Tax	5.200	11/01/2021	11/01/2012	A	1,630,310
500,000	St. Joseph, MO IDA (Shoppes at North Village)	5.100	11/01/2019	11/01/2014	A	503,265
20,000	St. Louis County, MO IDA (Hanley Crossings)[1]	6.000	11/20/2015	10/28/2012	A	20,053
1,165,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2021	07/01/2021		1,315,471
1,345,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2024	07/01/2022	A	1,497,550
1,215,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	5.000	07/01/2026	07/01/2022	A	1,335,479
100,000	St. Louis, MO Airport (Lambert-St. Louis International Airport)[1]	6.250	07/01/2029	07/01/2019	A	117,106
1,350,000	Strother, MO Interchange Transportation Devel. District (Lees Summit)	5.000	05/01/2024	08/27/2021	B	1,318,613
						48,609,125
Montana—0.0%
215,000	Crow, MT Finance Authority (Tribal)[1]	5.700	10/01/2027	10/28/2012	A	215,520
330,000	MT Board of Hsg. (Single Family Mtg.)[1]	5.750	12/01/2035	12/01/2013	A	333,303
						548,823
Multi States—0.8%
10,000,000	Centerline Equity Issuer Trust[1,7]	6.000	05/15/2015	04/30/2015	C	10,996,600
6,000,000	Munimae TE Bond Subsidiary[1]	5.125	11/29/2049	09/30/2015	C	5,400,060
8,000,000	Munimae TE Bond Subsidiary[1]	5.300	11/29/2049	09/30/2015	C	6,000,080
3,000,000	Munimae TE Bond Subsidiary[1]	5.500	11/29/2049	09/30/2015	C	2,010,030
3,952,204	Public Hsg. Capital Fund Multi-State Revenue Trust I1	4.500	07/01/2022	07/01/2022		4,245,537
3,256,386	Public Hsg. Capital Fund Multi-State Revenue Trust II1	4.500	07/01/2022	07/01/2022		3,481,109
9,778,351	Public Hsg. Capital Fund Multi-State Revenue Trust III[1]	5.000	07/01/2022	07/01/2022		10,252,699
						42,386,115
Nebraska—0.4%
125,000	NE Central Plains Gas Energy	5.000	12/01/2013	12/01/2013		130,635

63	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Nebraska Continued
$10,000,000	NE Central Plains Gas Energy[1]	5.000%	09/01/2027	09/01/2022	A	$10,910,300
750,000	NE Central Plains Gas Energy	5.250	12/01/2018	12/01/2018		825,015
30,000	NE Investment Finance Authority (Multifamily Hsg.)[1]	6.200	06/01/2028	10/28/2012	A	30,060
6,500,000	NE Investment Finance Authority (Single Family Hsg.)[1]	5.900	09/01/2036	09/01/2020	A	7,223,320
						19,119,330
Nevada—0.8%
25,000	Clark County, NV Improvement District	6.250	02/01/2013	02/01/2013		25,329
910,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2017	02/01/2017		965,628
1,000,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2018	02/01/2018		1,060,950
1,060,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2019	02/01/2019		1,123,674
610,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2020	02/01/2020		644,868
1,000,000	Clark County, NV Improvement District (Summerlin South Area)	5.000	02/01/2021	02/01/2021		1,052,160
400,000	Clark County, NV Industrial Devel. (Southwest Gas Corp.)[1]	5.450	03/01/2038	03/01/2013	C	406,884
25,000	Henderson, NV Health Care Facility (Catholic Healthcare West/Bakersfield Memorial Hospital Obligated Group)[1]	5.625	07/01/2024	07/01/2014	A	26,987
50,000	Henderson, NV Redevel. Agency Tax Allocation	6.900	10/01/2017	10/28/2012	A	50,599
25,000	Henderson, NV Redevel. Agency Tax Allocation	7.200	10/01/2025	10/28/2012	A	25,274
1,955,000	Las Vegas, NV Paiute Tribe, Series A	6.125	11/01/2012	11/01/2012		1,951,735
200,000	Las Vegas, NV Paiute Tribe, Series A	6.625	11/01/2017	12/18/2015	B	195,732
100,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.375	06/01/2014	12/01/2012	A	103,401
250,000	Las Vegas, NV Special Improvement District (Sumerlin Village)	5.500	06/01/2015	12/01/2012	A	258,380
1,000,000	North Las Vegas, NV GO1	5.000	05/01/2025	05/01/2016	A	1,051,290
1,350,000	North Las Vegas, NV GO1	5.000	05/01/2027	05/01/2016	A	1,414,395
5,440,000	North Las Vegas, NV GO1	5.000	05/01/2028	05/01/2016	A	5,685,888
10,875,000	North Las Vegas, NV GO1	5.000	05/01/2030	05/01/2016	A	11,310,761
3,725,000	North Las Vegas, NV Wastewater Reclamation System[1]	5.000	10/01/2026	10/01/2016	A	3,927,268

64	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Nevada Continued
$ 6,605,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.700%	10/01/2033	10/28/2012	A	$6,716,955
290,000	NV Hsg. Division (Multi-Unit Hsg.)[1]	5.900	10/01/2016	11/01/2012	A	290,850
15,000	NV Hsg. Division (Single Family Mtg.)[1]	5.650	04/01/2022	10/28/2012	A	15,026
300,000	Reno, NV Redevel. Agency (Downtown Redevel.)	5.000	09/01/2014	10/28/2012	A	300,627
100,000	Reno, NV Redevel. Agency (Downtown Redevel.)[1]	5.000	09/01/2017	10/28/2012	A	100,182
725,000	West Wendover, NV (Recreation District)	5.375	12/01/2019	10/28/2012	A	726,015
1,510,000	West Wendover, NV (Recreation District)	5.400	12/01/2017	10/28/2012	A	1,512,552
710,000	West Wendover, NV (Recreation District)	5.400	12/01/2021	10/28/2012	A	710,774
65,000	West Wendover, NV (Recreation District)	6.250	12/01/2021	10/28/2012	A	65,159
						41,719,343
New Hampshire—0.5%
285,000	NH Business Finance Authority (Pennichuck Water Works)	6.300	05/01/2022	10/28/2012	A	285,792
4,500,000	NH Business Finance Authority (Public Service Company of NH)[1]	4.750	05/01/2021	06/21/2013	A	4,722,840
1,580,000	NH H&EFA (Catholic Medical Center)[1]	5.750	07/01/2022	10/28/2012	A	1,600,319
435,000	NH H&EFA (Catholic Medical Center)[1]	6.125	07/01/2032	10/28/2012	A	440,851
50,000	NH H&EFA (Dartmouth-Hitchcock)[1]	5.250	08/01/2031	10/28/2012	A	50,161
2,755,000	NH H&EFA (Elliot Hospital/Elliot Health System Obligated Group)[1]	5.600	10/01/2022	09/06/2013	A	2,968,430
13,430,000	NH H&EFA (MHMH/DHC/CVH Obligated Group)	5.500	08/01/2027	10/28/2012	A	13,476,334
60,000	NH HFA (Prescott Hills Apartments)[1]	6.150	07/01/2040	10/28/2012	A	60,095
180,000	NH HFA (Single Family Mtg.)[1]	5.200	01/01/2024	07/01/2013	A	185,845
10,000	NH HFA (Single Family Mtg.)[1]	5.450	07/01/2021	10/28/2012	A	10,019
445,000	NH HFA (Single Family Mtg.)[1]	5.750	01/01/2037	06/05/2013	A	452,107
40,000	NH HFA (Single Family Mtg.)[1]	5.850	07/01/2017	10/28/2012	A	40,126
1,840,000	NH HFA (Single Family Mtg.)[1]	5.850	01/01/2034	07/01/2013	A	1,937,704
25,000	NH HFA (Single Family Mtg.)	6.100	07/01/2028	10/28/2012	A	25,191
						26,255,814

65	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
New Jersey—1.8%
$ 2,750,000	NJ EDA (Masonic Charity Foundation of New Jersey)[1]	6.000%	06/01/2025	10/28/2012	A	$2,782,918
150,000	NJ EDA (Middlesex Water Company)[1]	5.200	10/01/2022	10/28/2012	A	150,296
595,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2031	07/01/2014	A	635,228
4,320,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.250	07/01/2033	07/01/2014	A	4,612,075
900,000	NJ EDA (New Jersey American Water Company)[1]	5.125	04/01/2022	04/01/2013	A	918,243
1,255,000	NJ EDA (Paterson Charter School)[1]	5.000	07/01/2022	07/01/2022		1,315,152
2,000,000	NJ EDA (School Facilities Construction)[1]	5.750	09/01/2023	03/01/2021	A	2,507,920
990,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2027	07/01/2017	A	1,058,330
1,275,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.200	07/01/2013	10/28/2012	A	1,275,612
5,000,000	NJ Health Care Facilities Financing Authority (Deborah Heart & Lung Center)[1]	6.300	07/01/2023	01/01/2013	A	4,999,800
245,000	NJ Health Care Facilities Financing Authority (Raritan Bay Medical Center)	7.250	07/01/2014	10/28/2012	A	245,137
13,000,000	NJ Health Care Facilities Financing Authority (Trinitas Hospital/Marillac Corp. Obligated Group)[1]	5.250	07/01/2023	07/01/2017	A	13,988,520
10,000,000	NJ Health Care Facilities Financing Authority (Virtual Health)[1]	6.000	07/01/2029	01/01/2014	A	10,384,200
2,560,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.000	06/01/2015	10/28/2012	A	2,569,395
1,150,000	NJ Higher Education Student Assistance Authority (Student Loans)	6.100	06/01/2016	10/28/2012	A	1,154,083
43,615,000	NJ Tobacco Settlement Financing Corp.[1]	4.500	06/01/2023	10/13/2016	B	42,105,049
5,000,000	NJ Transportation Trust Fund Authority[1]	5.250	06/15/2026	06/15/2021	A	6,031,750
						96,733,708
New Mexico—0.0%
125,000	NM Hospital Equipment Loan Council (PHSvcs/BCHCC/PHCF Obligated Group)[1]	6.125	08/01/2028	08/01/2018	A	147,434

66	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
New Mexico Continued
$ 225,000	NM Regional Hsg. Authority (Washington Place Apartments)	5.500%		08/15/2020	10/31/2017	B	$182,738
							330,172
New York—2.2%
8,000,000	NY Counties Tobacco Trust III[1]	6.000		06/01/2043	06/01/2013	A	8,005,120
15,120,000	NY MTA, Series B1	5.000		11/15/2025	11/15/2015	A	16,890,401
4,805,000	NY TSASC, Inc. (TFABs)[1]	4.750		06/01/2022	01/21/2015	A	4,815,139
15,000,000	NYC GO1	4.900	[4]	12/15/2028	12/15/2013	A	15,775,350
13,695,000	NYC Transitional Finance Authority[1]	5.500		11/01/2028	11/01/2015	A	15,372,501
4,855,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2022	10/28/2012	A	4,856,748
5,055,000	Port Authority NY/NJ (JFK International Air Terminal)	5.750		12/01/2025	10/28/2012	A	5,056,314
40,000,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500		12/01/2028	12/01/2015	A	43,883,200
2,500,000	Westchester County, NY Tobacco Asset Securitization Corp.[1]	5.125		06/01/2045	09/19/2034	B	2,060,900
							116,715,673
North Carolina—0.2%
1,000,000	NC Medical Care Commission (AHACHC)[1]	5.800		10/01/2034	10/01/2014	A	1,058,360
1,620,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2022	05/15/2017	A	1,773,349
1,970,000	NC Medical Care Commission (Catholic Health East)[1]	5.250		11/15/2023	05/15/2017	A	2,147,852
2,000,000	NC Medical Care Commission (University Health Systems of Eastern Carolina)[1]	6.000		12/01/2029	12/01/2018	A	2,393,980
4,000,000	NC Municipal Power Agency No. 1 (Catawba Electric)[1]	5.250		01/01/2016	01/01/2013	A	4,051,560
410,000	Piedmont Triad, NC Airport Authority[1]	6.000		07/01/2021	10/28/2012	A	411,115
							11,836,216
North Dakota—0.0%
50,000	Bismarck, ND Health Care Facilities (St. Alexius Medical Center/Garrison Memorial Hospital Obligated Group)	5.000		07/01/2028	10/28/2012	A	50,072
215,000	Mercer, ND Pollution Control (Otter Tail Corp.)[1]	4.850		09/01/2022	10/28/2012	A	215,314

67	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
North Dakota Continued
$ 100,000	ND Board of Higher Education Student Services Facilities	5.500%	08/01/2023	08/01/2015	A	$103,199
						368,585
Ohio—3.9%
1,000,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000	11/15/2024	05/15/2022	A	1,143,680
3,450,000	Akron Bath Copley, OH Joint Township Hospital District (Children’s Hospital Medical Center of Akron)[1]	5.000	11/15/2025	05/15/2022	A	3,920,615
50,915,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	04/14/2020	B	43,054,742
8,210,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	04/14/2020	B	7,102,471
13,925,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	02/03/2028	B	11,543,547
1,000,000	Butler County, OH GO1	5.000	12/01/2022	12/01/2022		1,261,380
70,000	Centerville, OH GO1	5.625	12/01/2026	12/01/2012	A	70,597
50,000	Cleveland, OH Rock Glen Hsg. Assistance Corp. (Ambleside Apartments)[1]	7.000	06/01/2018	10/28/2012	A	50,045
765,000	Cleveland-Cuyahoga County, OH Port Authority (Cleveland Christian Home)[1]	5.250	11/15/2015	04/21/2013	A	778,640
1,435,000	Cleveland-Cuyahoga County, OH Port Authority (Port Cleveland)[1]	5.375	05/15/2018	11/15/2012	A	1,436,837
300,000	Cleveland-Cuyahoga County, OH Port Authority (Universal Heat Treating)[1]	6.500	11/15/2014	10/28/2012	A	300,591
47,775,000	Cuyahoga County, OH Hospital Facilities (CSAHS-UHHS-Cuyahoga/Canton Obligated Group)[1]	7.500	01/01/2030	10/28/2012	A	47,848,574
1,270,000	Dayton-Montgomery County, OH Port Authority (Dayton Regional Bond Fund-Maverick)	5.125	05/15/2022	06/07/2016	A	1,301,445
1,920,000	Dublin, OH Industrial Devel. (Dublin Health Care Corp.)	7.500	12/01/2016	10/28/2012	A	1,920,672
1,215,000	Grove City, OH Tax Increment Financing	5.125	12/01/2016	01/06/2015	B	1,282,554
1,500,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2023	06/01/2022	A	1,718,295
5,715,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2024	06/01/2022	A	6,478,353

68	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Ohio Continued
$ 6,200,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250%	06/01/2025	06/01/2022	A	$6,989,756
9,935,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2026	06/01/2022	A	11,104,449
7,000,000	Hamilton County, OH Health Care Facilities (Christ Hospital)[1]	5.250	06/01/2027	06/01/2022	A	7,797,510
15,000	Lake County, OH Sewer District Improvements[1]	5.850	12/01/2016	10/28/2012	A	15,067
650,000	Lucas County, OH GO1	6.500	12/01/2016	10/28/2012	A	653,322
205,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2022	09/01/2022		244,567
260,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2023	09/01/2021	A	308,357
275,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2024	09/01/2021	A	323,375
290,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2025	09/01/2021	A	339,526
305,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2026	09/01/2021	A	353,727
320,000	Lucas, OH Metropolitan Hsg. Authority[1]	5.250	09/01/2027	09/01/2021	A	370,317
35,000	OH Air Quality Devel. Authority (FirstEnergy Solutions Corp.)[1]	7.250	11/01/2032	11/01/2012	C	35,202
40,000	OH Capital Corp. for Hsg. (The Conifers)[1]	6.300	06/01/2028	10/28/2012	A	40,080
460,000	OH Economic Devel. (Astro Instrumentation)[1]	5.450	06/01/2022	12/01/2012	A	471,031
30,000	OH HFA[1]	5.250	09/01/2030	10/28/2012	A	30,035
5,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2027	01/01/2022	A	5,871,400
8,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2028	01/01/2022	A	9,401,360
2,000,000	OH Higher Education Facility Commission (Cleveland Clinic Health System)[1]	5.000	01/01/2029	01/01/2022	A	2,332,620
2,915,000	Penta, OH Career Center COP[1]	5.250	04/01/2024	04/01/2022	A	3,457,511
2,080,000	Penta, OH Career Center COP[1]	5.250	04/01/2025	04/01/2022	A	2,443,022
1,900,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.300	02/15/2024	05/22/2019	B	1,145,871
1,950,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[6]	6.400	02/15/2034	02/27/2030	B	1,176,201

69	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Ohio Continued
$ 3,480,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000%	12/01/2026	06/01/2022	A	$3,904,525
215,000	Scioto County, OH Marine Terminal Facility (Norfolk & Western Railway Company)	5.300	08/15/2013	10/28/2012	A	215,716
1,370,000	Summit County, OH Port Authority (University of Akron Student Hsg.)[1]	5.250	01/01/2024	01/01/2021	A	1,603,229
10,000	Toledo, OH GO1	6.350	12/01/2025	10/28/2012	A	10,025
2,870,000	Toledo-Lucas County, OH Port Authority (Bax Global)	6.250	11/01/2013	07/12/2013	B	2,880,303
375,000	Toledo-Lucas County, OH Port Authority (Creekside Devel. Company)[1]	6.600	11/15/2015	11/15/2012	A	375,540
10,760,000	Toledo-Lucas County, OH Port Authority (Crocker Park)[1]	5.250	12/01/2023	12/01/2013	A	11,334,907
1,425,000	Toledo-Lucas County, OH Port Authority (Northwest Ohio)[1]	6.375	11/15/2032	11/15/2013	A	1,497,533
275,000	Toledo-Lucas County, OH Port Authority (Woodsage Properties)[1]	5.400	05/15/2014	08/20/2013	B	276,774
						208,215,896
Oklahoma—0.0%
85,000	Cherokee County, OK EDA (NSU Student Hsg.)	5.250	12/01/2034	12/01/2015	A	87,342
20,000	OK Colleges Board of Regents COP (Lease Rentals)[1]	5.375	04/01/2022	10/28/2012	A	20,041
30,000	OK HFA (Single Family Mtg.)[1]	5.400	09/01/2029	03/01/2013	A	30,204
1,180,000	Oklahoma County, OK HFA (Single Family Mtg.)[1]	6.600	10/01/2035	10/28/2012	A	1,260,240
1,000,000	Tulsa, OK Airports[1]	5.375	06/01/2024	06/01/2015	A	1,076,820
						2,474,647
Oregon—0.1%
15,000	Klamath Falls, OR Airport	5.500	07/01/2016	10/28/2012	A	15,063
60,000	Klamath Falls, OR Intercommunity Hospital Authority (Sky Lakes Medical Center)[1]	6.250	09/01/2031	10/28/2012	A	60,691
25,000	Newberg, OR Public Safety	5.250	12/01/2012	10/28/2012	A	25,105
15,000	OR Alternate Energy[1]	5.400	07/01/2016	10/28/2012	A	15,063
10,000	OR Facilities Authority (College Housing Northwest)[1]	5.300	10/01/2022	10/01/2013	A	10,079
30,000	OR GO1	5.375	08/01/2028	10/28/2012	A	30,036
30,000	OR GO (Elderly & Disabled Hsg.)	5.450	08/01/2013	10/28/2012	A	30,121

70	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Oregon Continued
$ 65,000	OR GO (Elderly & Disabled Hsg.)[1]	5.550%	08/01/2016	10/28/2012	A	$65,155
20,000	OR GO (Elderly & Disabled Hsg.)[1]	5.600	08/01/2019	10/28/2012	A	20,043
40,000	OR GO (Elderly & Disabled Hsg.)[1]	5.650	08/01/2026	10/28/2012	A	40,065
30,000	OR GO (Elderly & Disabled Hsg.)[1]	5.700	08/01/2016	10/28/2012	A	30,075
15,000	OR GO (Elderly & Disabled Hsg.)[1]	6.200	08/01/2020	10/28/2012	A	15,038
40,000	OR GO (Elderly & Disabled Hsg.)[1]	6.300	08/01/2026	10/28/2012	A	40,086
500,000	OR Health & Science University[1]	5.000	07/01/2023	07/01/2022	A	612,480
1,000,000	OR Health & Science University[1]	5.000	07/01/2026	07/01/2022	A	1,194,220
20,000	OR Hsg. & Community Services Dept. (Single Family Mtg.), Series F1	5.250	07/01/2022	10/28/2012	A	20,432
45,000	Port of Portland, OR Airport (Portland International Airport)[1]	5.500	07/01/2018	10/28/2012	A	45,122
30,000	Port Umatilla, OR Water[1]	6.450	08/01/2014	02/01/2013	A	30,527
1,375,000	Portland, OR Hsg. Authority (Clay Street Apartments)	5.500	12/01/2021	10/28/2012	A	1,380,954
1,180,000	Portland, OR Hsg. Authority (Columbia Street Apartments)	5.500	12/01/2021	10/28/2012	A	1,185,109
1,000,000	Western Generation, OR Agency Cogeneration (Wauna Cogeneration)	5.000	01/01/2016	03/25/2015	B	1,008,470
						5,873,934
Pennsylvania—4.2%
185,000	Allegheny County, PA HDA (Catholic Health East)[1]	5.375	11/15/2022	11/15/2012	A	185,555
1,600,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)	5.100	07/01/2014	01/07/2014	B	1,657,440
5,165,000	Allegheny County, PA Redevel. Authority (Robinson Mall)[1]	7.000	11/01/2017	10/28/2012	A	5,166,291
5,335,000	Allentown, PA Neighborhood Improvement Zone[3]	5.000	05/01/2025	05/01/2022	A	5,849,881
2,780,000	Allentown, PA Neighborhood Improvement Zone[3]	5.000	05/01/2026	05/01/2022	A	3,034,287
1,130,000	Bucks County, PA IDA (School Lane Foundation)[1]	4.600	03/15/2017	04/20/2015	B	1,167,719
4,895,000	Chester County, PA H&EFA (Chester County Hospital)	5.875	07/01/2016	10/28/2012	A	4,915,461
800,000	Chester County, PA H&EFA (Chester County Hospital)[1]	6.750	07/01/2021	10/28/2012	A	801,272
2,305,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	01/01/2019	A	2,641,622
15,000	Delaware River Port Authority PA/NJ	5.000	01/01/2015	10/28/2012	A	15,043

71	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Pennsylvania Continued
$ 220,000	Delaware River Port Authority PA/NJ1	5.625%	01/01/2026	10/28/2012	A	$220,524
40,000	Delaware River Port Authority PA/NJ1	5.700	01/01/2023	10/28/2012	A	40,110
1,000,000	Delaware Valley, PA Regional Financial Authority[1]	5.700	07/01/2027	07/01/2027		1,235,490
5,500,000	Lehigh Northampton, PA Airport Authority[1]	6.000	05/15/2025	10/28/2012	A	5,508,415
1,395,000	Lycoming County, PA Authority (Pennsylvania College of Technology)[1]	5.000	05/01/2026	05/01/2022	A	1,599,953
7,325,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2023	10/28/2012	A	7,355,838
1,300,000	Montgomery County, PA HEHA (Holy Redeemer Health System)[1]	5.250	10/01/2027	10/28/2012	A	1,301,170
35,000,000	Montgomery County, PA IDA[2]	5.750	08/01/2030	08/01/2030		43,923,600
32,235,000	PA EDFA (Albert Einstein Healthcare)[1]	6.250	10/15/2023	02/25/2019	A	38,027,952
12,300,000	PA EDFA (National Gypsum Company)	6.125	11/01/2027	11/01/2027		12,103,200
8,120,000	PA EDFA (National Gypsum Company)	6.250	11/01/2027	11/01/2027		8,088,088
500,000	PA EDFA (Northampton Generating)[6]	6.500	01/01/2013	01/01/2013		315,595
1,270,000	PA HEFA (California University of Pennsylvania Student Assoc.)[1]	6.750	09/01/2020	10/28/2012	A	1,272,858
8,565,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	10/28/2012	A	8,573,479
10,700,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2016	10/28/2012	A	10,710,593
295,000	PA HEFA (MCP/HUHS/AUS Obligated Group)[1]	5.875	11/15/2021	10/28/2012	A	295,186
25,000	PA HEFA (University of the Arts)	5.500	03/15/2020	10/28/2012	A	25,027
785,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2025	01/01/2022	A	901,141
1,970,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	01/01/2022	A	2,231,005
1,675,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	06/01/2024	12/01/2016	A	1,805,332
31,900,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	6.250	07/01/2023	07/01/2017	A	35,475,990
65,000	Pittsburgh, PA Urban Redevel. Authority, Series C1	5.600	04/01/2020	10/27/2012	A	65,132
4,655,000	Reading, PA GO1	5.625	11/15/2020	03/26/2017	B	4,825,420

72	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Pennsylvania Continued
$ 4,175,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000%	11/15/2021	05/15/2020	A	$4,731,736
8,310,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.000	11/15/2022	05/15/2020	A	9,332,047
795,000	St. Mary Hospital Authority, PA Health System (Catholic Health East)[1]	5.250	11/15/2023	05/15/2020	A	902,866
						226,302,318
Rhode Island—1.8%
490,000	Central Falls, RI Detention Facility	6.750	01/15/2013	01/15/2013		488,623
465,000	Providence, RI Public Building Authority, Series A1	5.000	12/15/2017	12/15/2012	A	467,130
400,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	10/28/2012	A	400,872
300,000	Providence, RI Public Building Authority, Series A1	5.375	12/15/2021	10/28/2012	A	300,423
5,065,000	Providence, RI Public Building Authority, Series A1	5.875	06/15/2026	06/15/2021	A	5,816,646
25,000	Providence, RI Public Building Authority, Series B1	5.500	12/15/2014	10/28/2012	A	25,076
785,000	RI Clean Water Finance Agency (Triton Ocean)[1]	5.800	09/01/2022	10/28/2012	A	786,075
5,000,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000	05/15/2039	05/15/2019	A	6,073,800
140,000	RI Health & Educational Building Corp. (Johnson & Wales University)	6.100	04/01/2026	04/01/2013	A	140,721
225,000	RI Health & Educational Building Corp. (Lifespan)[1]	5.250	05/15/2026	10/28/2012	A	225,293
1,065,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2021	05/15/2017	A	1,153,874
4,025,000	RI Health & Educational Building Corp. (Providence Public Building Authority)[1]	5.000	05/15/2022	05/15/2017	A	4,344,424
4,055,000	RI Health & Educational Building Corp. (RIH/MHF/TMH/RIHF Obligated Group)[1]	5.750	05/15/2023	10/28/2012	A	4,063,232
145,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500	04/01/2027	10/28/2012	A	145,368
10,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.150	10/01/2022	10/28/2012	A	10,012

73	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
Rhode Island Continued
$ 50,000	RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)[1]	5.375%		04/01/2024	10/28/2012	A	$50,069
5,610,000	RI Student Loan Authority[2]	6.000		12/01/2023	12/20/2012	A	5,622,505
25,225,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	6.250		06/01/2042	10/28/2012	A	25,601,105
7,450,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.000		06/01/2023	10/28/2012	A	7,598,851
30,150,000	RI Tobacco Settlement Financing Corp. (TASC), Series A1	6.125		06/01/2032	10/28/2012	A	30,448,787
845,000	West Warwick, RI GO	5.150		03/01/2022	10/28/2012	A	847,704
500,000	Woonsocket, RI GO1	6.000		10/01/2018	10/01/2018		492,465
							95,103,055
South Carolina—0.5%
560,000	Allendale County, SC School District Energy Savings Special Obligation	7.000		12/01/2013	06/06/2013	B	578,463
110,000	Georgetown County, SC Environmental Improvement (International Paper Company)[1]	5.700		10/01/2021	10/28/2012	A	110,125
215,000	Greenville County, SC Airport (Donaldson Industrial Air Park)[1]	6.125		10/01/2017	05/26/2015	B	218,072
210,000	Lee County, SC School Facilities, Series 2006	6.000		12/01/2019	12/01/2017	A	237,827
270,000	Lee County, SC School Facilities, Series 2006	6.000		12/01/2027	12/01/2017	A	291,465
2,110,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250		12/01/2024	12/01/2015	A	2,365,500
2,340,000	Lexington, SC One School Facilities Corp. (Lexington County School District No. 1)[1]	5.250		12/01/2026	12/01/2015	A	2,618,390
9,955,000	Richland County, SC Environmental Improvement (International Paper Company)[1]	6.100		04/01/2023	04/01/2013	A	10,271,868
1,735,000	SC Connector 2000 Assoc. Toll Road, Series B	5.604	[5]	01/01/2021	01/01/2021		69,227
720,000	SC Connector 2000 Assoc. Toll Road, Series B	5.702	[5]	01/01/2026	01/01/2026		28,728
30,000	SC Educational Facilities Authority (Southern Wesleyan University)	5.850		03/01/2016	10/28/2012	A	30,037
100,000	SC Educational Facilities Authority (Southern Wesleyan University)	6.000		03/01/2023	10/28/2012	A	100,078

74	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
South Carolina Continued
$ 2,235,000	SC Jobs EDA (Bon Secours Health System/Bon Secours-Venice Healthcare Corp. Obligated Group)[1]	5.500%		11/15/2023	11/15/2012	A	$2,250,220
6,425,000	SC Jobs EDA (Bon Secours)[1]	5.625		11/15/2030	11/15/2012	A	6,462,265
15,000	SC Jobs EDA (Electric & Gas Company)[1]	5.450		11/01/2032	11/01/2012	A	15,022
3,490,000	SC Jobs EDA (Palmetto Health)[1]	6.250		08/01/2031	08/01/2013	A	3,655,950
							29,303,237
South Dakota—0.4%
8,430,000	SD Education Loans	5.600		06/01/2020	06/01/2020		5,749,344
16,250,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	6.500		06/01/2032	10/28/2012	A	16,737,500
435,000	SD Hsg. Devel. Authority (Homeownership)[1]	5.750		05/01/2031	11/01/2015	A	454,505
							22,941,349
Tennessee—1.1%
10,000	Blount County, TN Hospital, Series B1	5.125		07/01/2019	10/28/2012	A	10,015
50,000	Columbia, TN Electric System	5.625		09/01/2017	10/28/2012	A	50,223
1,860,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2021	02/01/2021		2,034,561
19,530,000	TN Energy Acquisition Gas Corp.[1]	5.000		02/01/2023	02/01/2023		21,114,860
10,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2019	09/01/2019		11,338,300
5,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2020	09/01/2020		5,659,200
3,000,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2021	09/01/2021		3,376,710
12,235,000	TN Energy Acquisition Gas Corp.[1]	5.250		09/01/2024	09/01/2024		13,594,064
							57,177,933
Texas—6.2%
605,000	Austin, TX Utility System	6.730	[5]	11/15/2014	11/15/2012	A	523,107
55,000	Bexar County, TX HFC (American Opportunity Hsg.-Cinnamon Creek)	5.750		12/01/2013	12/01/2012	A	56,451
110,000	Bexar County, TX HFC (Doral Club)[1]	8.750		10/01/2036	11/02/2028	B	84,564
3,280,000	Bexar County, TX HFC (Dymaxion & Marbach Park Apartments)[1]	6.100		08/01/2030	10/28/2012	A	3,312,800
65,000	Bexar County, TX HFC (Honey Creek Apartments)	5.875		04/01/2014	10/28/2012	A	65,044
460,000	Bexar County, TX HFC (Perrin Square)[1]	6.550		12/20/2034	12/20/2012	A	484,035

75	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Texas Continued
$ 150,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)	6.750%	10/01/2038	10/01/2038		$18,047
320,000	Brazos River, TX Harbor Navigation District (Dow Chemical Company)[1]	6.625	05/15/2033	10/28/2012	A	323,981
75,000	Cass County, TX IDC (International Paper Company)[1]	6.000	09/01/2025	10/28/2012	A	75,260
285,000	Cass County, TX IDC (International Paper Company)[1]	6.600	03/15/2024	10/28/2012	A	286,123
305,000	Catroville, TX COP[1]	4.750	08/01/2016	10/28/2012	A	305,598
380,000	Clifton, TX Higher Education Finance Corp. (Tejano Center Community Concerns)[1]	7.750	02/15/2018	04/14/2016	B	422,587
60,000	Collin County, TX HFC (Community College District Foundation)	5.250	06/01/2023	07/08/2021	B	51,703
4,010,000	Crawford, TX Education Facility Corp. (University of St. Thomas)[1]	5.375	10/01/2027	10/28/2012	A	4,025,198
4,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,589,440
4,250,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2023	11/01/2020	A	4,858,855
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,693,150
5,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2024	11/01/2020	A	5,666,350
6,860,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	7,750,634
8,000,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2025	11/01/2020	A	9,002,240
12,540,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2026	11/01/2020	A	14,044,549
7,435,000	Dallas-Fort Worth, TX International Airport[1]	5.000	11/01/2027	11/01/2020	A	8,302,441
1,565,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2020	10/28/2012	A	1,572,011
550,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2021	11/01/2013	A	576,384
685,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2031	10/28/2012	A	688,069
9,475,000	Dallas-Fort Worth, TX International Airport[1]	5.500	11/01/2035	10/28/2012	A	9,517,448
15,000	Dallas-Fort Worth, TX International Airport	5.625	11/01/2026	10/28/2012	A	15,069
4,580,000	Dallas-Fort Worth, TX International Airport[1]	6.000	11/01/2023	10/28/2012	A	4,602,625

76	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Texas Continued
$ 4,675,000	Dallas-Fort Worth, TX International Airport	6.250%	11/01/2028	10/28/2012	A	$4,699,170
35,000	Del Rio, TX Airport[1]	5.400	07/01/2019	10/28/2012	A	35,088
50,000	Eagle Pass, TX Waterworks & Sewer[1]	5.050	12/01/2017	10/28/2012	A	50,180
140,000	El Paso County, TX HFC (American Village Communities), Series A1	6.250	12/01/2020	12/01/2012	A	140,444
440,000	Gonzales, TX Healthcare System[1]	5.500	08/15/2019	10/28/2012	A	440,968
400,000	Greater Greenspoint, TX Redevel. Authority[1]	5.250	09/01/2022	10/11/2012	A	400,412
340,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	10/28/2012	A	340,605
14,465,000	Gulf Coast, TX Waste Disposal Authority (International Paper Company)[1]	6.100	08/01/2024	10/28/2012	A	14,516,206
3,950,000	Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College Medicine)[1]	5.000	11/15/2026	11/15/2022	A	4,527,767
12,470,000	Harris County, TX HFDC (St. Luke’s Episcopal Hospital)[1]	6.750	02/15/2021	10/28/2012	A	15,183,098
40,000	Harris County, TX Municipal Utility District No. 304	5.300	09/01/2013	10/28/2012	A	40,081
1,220,000	Harris County, TX Sports Authority Revenue[1]	5.250	11/15/2021	10/28/2012	A	1,221,659
175,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2022	10/28/2012	A	175,238
60,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2026	10/28/2012	A	60,534
1,000,000	Harris County-Houston, TX Sports Authority[1]	5.250	11/15/2030	10/28/2012	A	1,001,360
2,105,000	Harris County-Houston, TX Sports Authority[1]	5.750	11/15/2019	10/28/2012	A	2,107,884
1,045,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	5.500	07/15/2017	10/28/2012	A	1,048,459
3,060,000	Houston, TX Airport Special Facilities (Continental Airlines)[1]	6.125	07/15/2017	01/15/2013	A	3,059,694
3,000,000	Houston, TX Airport System[1]	5.000	07/01/2026	07/01/2021	A	3,527,190
6,150,000	Houston, TX Airport System[1]	5.000	07/01/2027	07/01/2022	A	7,037,999
2,000,000	Houston, TX Airport System[1]	5.000	07/01/2030	07/01/2022	A	2,273,540
5,000,000	Houston, TX Airport System[1]	5.000	07/01/2031	07/01/2022	A	5,648,300
470,000	Houston, TX HFC (Single Family Mtg.)[1]	6.750	06/01/2033	12/01/2017	A	486,821
600,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	4.000	02/15/2022	02/15/2022		616,056

77	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Texas Continued
$ 1,000,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	5.875%	05/15/2021	05/15/2021		$1,132,540
1,265,000	Houston, TX Hsg. Corp. (6800 Long Drive Apartments)[1]	6.625	02/01/2020	02/01/2013	A	1,276,777
35,000	Laredo, TX Independent School District Public Facility Corp.[1]	5.000	08/01/2024	02/01/2013	A	35,200
30,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.500	06/01/2017	10/28/2012	A	30,068
90,000	Lewisville, TX HFC (Lewisville Limited)[1]	5.600	12/01/2029	10/28/2012	A	90,117
22,870,000	McLennan County, TX Public Facility Corp.[1]	6.625	06/01/2035	11/18/2014	A	25,030,072
16,000,000	Mission, TX EDC (Waste Management)[1]	6.000	08/01/2020	08/01/2013	C	16,721,120
50,000	Montgomery County, TX Municipal Utility District No. 40 (Waterworks & Sewer)[1]	5.000	03/01/2019	10/28/2012	A	50,130
620,000	Newark, TX Cultural Education Facilities Finance Corp. (A.W. Brown Fellowship Charter School)[3]	6.000	08/15/2032	02/15/2015	A	655,724
80,000	North Central TX HFDC (Children’s Medical Center)[1]	6.000	08/15/2016	10/28/2012	A	80,310
100,000	North Channel, TX Water Authority System	5.000	07/10/2015	10/28/2012	A	100,238
940,000	North TX Tollway Authority[1]	5.000	01/01/2022	01/01/2013	A	946,336
585,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.650	01/01/2038	11/01/2014	A	620,018
45,000	Permian Basin, TX HFC (Single Family Mtg.)[1]	5.750	01/01/2038	07/01/2016	A	47,849
620,000	Sabine River, TX Authority Pollution Control (TXU Electric Company)	6.450	06/01/2021	06/01/2021		68,374
455,000	Silsbee, TX GO COP[1]	4.500	05/01/2016	10/28/2012	A	456,461
480,000	Silsbee, TX GO COP[1]	4.500	05/01/2017	10/28/2012	A	481,541
40,000	Southlake Parks, TX Devel. Corp.[1]	5.375	08/15/2021	10/28/2012	A	40,141
1,335,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (WPM/GPM Obligated Group)[1]	5.250	09/20/2023	09/20/2018	A	1,360,325
4,030,000	Texas City, TX Industrial Devel. Corp. (BP Pipeline-North America)[1]	7.375	10/01/2020	10/01/2020		5,531,215
235,000	Trinity, TX River Authority (TXU Energy Company)	6.250	05/01/2028	05/01/2028		25,904
10,000,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.400	09/01/2022	09/01/2013	A	10,240,100

78	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Texas Continued
$ 14,810,000	TX Affordable Hsg. Corp. (South Texas Affordable Properties Corp.)[1]	5.550%	03/01/2032	09/01/2013	A	$15,161,738
2,395,000	TX Dept. of Hsg. & Community Affairs (Millstone Apts.)	5.350	12/01/2022	10/28/2012	A	2,421,106
70,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.550	12/01/2024	11/01/2012	A	70,144
55,000	TX Dept. of Hsg. & Community Affairs (Pebble Brook Apartments)[1]	5.600	12/01/2030	11/01/2012	A	55,081
1,725,000	TX Dept. of Hsg. & Community Affairs (Skyway Villas)	5.450	12/01/2022	10/28/2012	A	1,748,253
105,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.875	09/01/2022	04/18/2019	B	79,902
5,000	TX GO	5.750	08/01/2026	10/28/2012	A	5,022
100,000	TX GO (Water Financial Assistance)	5.250	08/01/2022	10/28/2012	A	100,404
20,000	TX GO (Water Financial Assistance)	5.750	08/01/2031	10/28/2012	A	20,084
55,000	TX Lower Colorado River Authority[1]	5.000	05/15/2020	10/28/2012	A	55,196
400,000	TX Lower Colorado River Authority[1]	5.000	05/15/2031	05/15/2013	A	405,664
100,000	TX Lower Colorado River Authority	5.500	05/15/2021	10/28/2012	A	100,350
1,390,000	TX Multifamily Hsg. Revenue Bond Pass-Through Certificates (Skyway Villas)	5.950	11/01/2034	12/01/2012	A	1,391,877
3,415,000	TX Municipal Gas Acquisition & Supply Corp.	5.250	12/15/2023	12/15/2023		3,799,666
61,535,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	08/04/2023	B	75,692,357
2,360,000	TX SA Energy Acquisition Public Facility Corp. (Gas Supply)[1]	5.500	08/01/2021	08/01/2021		2,681,078
25,000	TX Water Devel. Board	5.250	07/15/2015	10/28/2012	A	25,102
25,000	TX Water Devel. Board (State Revolving Fund)[1]	5.375	07/15/2016	10/28/2012	A	25,106
1,970,000	Tyler, TX HFDC (East Texas Medical Center Regional Healthcare System/East Texas Medical Center Obligated Group)	5.250	11/01/2027	11/01/2017	A	2,128,211
650,000	West Travis County, TX Public Utility Agency[1]	3.000	08/15/2015	08/15/2013	A	658,034

79	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Texas Continued
$ 820,000	West Travis County, TX Public Utility Agency[1]	3.000%	08/15/2017	08/15/2013	A	$827,036
550,000	West Travis County, TX Public Utility Agency[1]	3.500	08/15/2019	08/15/2013	A	554,208
970,000	Willacy County, TX Public Facilities Corp.[1]	8.250	12/01/2023	12/01/2012	A	995,666
50,000	Ysleta, TX Independent School District[1]	5.375	11/15/2024	11/15/2012	A	50,290
						329,624,651
U.S. Possessions—12.8%
2,700,000	Guam Education Financing Foundation COP (Guam Public School Facilities)	4.500	10/01/2026	10/01/2026		2,586,168
200,000	Guam International Airport Authority[1]	5.250	10/01/2014	10/01/2013	A	205,898
1,000,000	Guam International Airport Authority[1]	5.250	10/01/2022	10/28/2012	A	1,001,700
20,000	Guam International Airport Authority[1]	5.375	10/01/2017	10/01/2013	A	20,534
310,000	Guam Power Authority, Series A1	5.000	10/01/2024	10/28/2012	A	310,109
580,000	Guam Power Authority, Series A1	5.250	10/01/2023	10/28/2012	A	580,226
18,300,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500	07/01/2028	07/01/2022	A	19,904,544
1,005,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	11/15/2012	A	1,004,920
5,780,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	11/15/2012	A	5,779,769
65,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	11/15/2012	A	64,995
9,800,000	Puerto Rico Commonwealth GO1	4.750	12/01/2015	12/01/2012	A	9,962,876
4,720,000	Puerto Rico Commonwealth GO1	5.125	07/01/2031	10/28/2012	A	4,724,437
8,500,000	Puerto Rico Commonwealth GO1	5.250	07/01/2024	07/01/2016	A	9,026,830
7,930,000	Puerto Rico Commonwealth GO1	5.250	07/01/2026	07/01/2016	A	8,407,148
5,685,000	Puerto Rico Commonwealth GO1	5.250	07/01/2034	07/01/2017	A	5,786,193
3,355,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		3,708,651
1,125,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		1,243,586
9,575,000	Puerto Rico Commonwealth GO1	5.500	07/01/2017	07/01/2017		10,584,301
60,000,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2018	A	63,744,000
140,000	Puerto Rico Commonwealth GO1	5.500	07/01/2026	07/01/2022	A	150,091
2,160,000	Puerto Rico Commonwealth GO1	5.500	07/01/2027	07/01/2022	A	2,308,673
2,635,000	Puerto Rico Commonwealth GO1	5.625	07/01/2032	07/01/2016	A	2,757,106

80	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
U.S. Possessions Continued
$ 1,430,000	Puerto Rico Commonwealth GO1	5.625%		07/01/2033	07/01/2016	A	$1,496,266
1,125,000	Puerto Rico Commonwealth GO1	6.000		07/01/2027	07/01/2018	A	1,235,081
51,665,000	Puerto Rico Commonwealth GO1	6.000		07/01/2029	07/01/2016	A	56,621,740
10,000,000	Puerto Rico Commonwealth GO1	6.500		07/01/2037	07/01/2019	A	11,131,900
4,165,000	Puerto Rico Convention Center Authority	5.000		07/01/2019	07/01/2016	A	4,369,668
56,565,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2026	07/01/2015	A	60,255,301
13,025,000	Puerto Rico Electric Power Authority, Series CCC[1]	5.250		07/01/2028	07/01/2020	A	13,653,456
1,060,000	Puerto Rico Electric Power Authority, Series ZZ1	5.250		07/01/2026	07/01/2020	A	1,120,028
4,600,000	Puerto Rico Highway & Transportation Authority[1]	2.784	[4]	07/01/2028	07/01/2028		3,521,484
1,095,000	Puerto Rico Highway & Transportation Authority[1]	5.000		07/01/2018	01/01/2013	A	1,103,782
1,340,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	1,390,880
675,000	Puerto Rico Highway & Transportation Authority, Series G1	5.250		07/01/2019	07/01/2013	A	698,551
1,045,000	Puerto Rico Highway & Transportation Authority, Series N1	5.500		07/01/2021	07/01/2021		1,132,864
6,720,000	Puerto Rico Highway & Transportation Authority, Series Y1	6.250		07/01/2021	07/15/2020	B	8,116,752
1,000,000	Puerto Rico Industrial Devel. Company, Series B1	5.375		07/01/2016	10/28/2012	A	1,004,090
75,000	Puerto Rico Industrial Devel. Company, Series B	5.375		07/01/2016	10/28/2012	A	75,178
8,440,000	Puerto Rico Infrastructure[1]	5.500		07/01/2020	07/01/2020		9,291,512
3,115,000	Puerto Rico Infrastructure[1]	5.500		07/01/2021	07/01/2021		3,385,195
4,670,000	Puerto Rico Infrastructure[1]	5.500		07/01/2022	07/01/2022		5,039,023
1,140,000	Puerto Rico Infrastructure[1]	5.500		07/01/2023	07/01/2023		1,230,733
1,000,000	Puerto Rico Infrastructure[1]	5.500		07/01/2027	07/01/2027		1,093,890
13,090,000	Puerto Rico Infrastructure[1]	6.000		12/15/2026	12/15/2021	A	14,785,286
415,000	Puerto Rico Infrastructure (Mepsi Campus)	5.600		10/01/2014	10/11/2013	B	430,110
2,945,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	07/19/2017	A	3,143,876
3,500,000	Puerto Rico Infrastructure Financing Authority[1]	5.250		12/15/2026	12/15/2021	A	3,755,220
3,310,000	Puerto Rico ITEMECF (Cogeneration Facilities)[1]	6.625		06/01/2026	10/28/2012	A	3,323,538

81	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
U.S. Possessions Continued
$ 1,845,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.250%	07/01/2026	07/01/2016	A	$2,077,286
450,000	Puerto Rico ITEMECF (International American University)[1]	5.000	10/01/2021	10/01/2021		514,017
160,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2014	01/01/2013	A	161,502
2,000,000	Puerto Rico Municipal Finance Agency, Series A1	5.250	08/01/2019	10/28/2012	A	2,004,980
1,350,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2017	07/01/2017		1,470,569
760,000	Puerto Rico Public Buildings Authority[1]	5.250	07/01/2027	10/28/2012	A	761,102
135,000	Puerto Rico Public Buildings Authority[1]	5.500	07/01/2023	07/01/2016	A	145,633
4,990,000	Puerto Rico Public Buildings Authority[1]	5.750	07/01/2022	07/01/2022		5,559,209
3,590,000	Puerto Rico Public Buildings Authority[1]	6.000	07/01/2027	07/01/2018	A	3,941,282
500,000	Puerto Rico Public Buildings Authority[1]	6.125	07/01/2023	07/01/2019	A	571,725
735,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2021	07/01/2021		862,059
5,220,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2022	07/01/2022		6,120,241
2,905,000	Puerto Rico Public Buildings Authority[1]	6.250	07/01/2026	07/01/2019	A	3,296,797
1,000,000	Puerto Rico Public Buildings Authority[1]	6.750	07/01/2036	07/01/2019	A	1,189,720
2,950,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2021	07/01/2014	A	3,216,385
13,200,000	Puerto Rico Public Buildings Authority[1]	7.000	07/01/2025	06/01/2014	A	14,291,904
37,400,000	Puerto Rico Public Finance Corp., Series A1	6.500	08/01/2028	08/01/2016	A	41,504,650
69,770,000	Puerto Rico Public Finance Corp., Series B1	5.500	08/01/2031	08/01/2021	A	73,327,572
10,675,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2024	08/01/2021	A	12,144,627
17,475,000	Puerto Rico Public Finance Corp., Series B1	6.000	08/01/2025	08/01/2021	A	19,765,973
8,210,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.250	08/01/2027	08/01/2019	A	9,116,548
2,280,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.500	08/01/2028	08/01/2019	A	2,567,759

82	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
U.S. Possessions Continued
$11,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	5.625%	08/01/2030	02/01/2015	A	$11,667,040
690,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	744,531
24,135,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.125	08/01/2029	02/01/2014	A	25,676,744
9,000,000	Puerto Rico Sales Tax Financing Corp., Series A1	6.500	08/01/2044	08/01/2019	A	10,608,570
6,495,000	Puerto Rico Sales Tax Financing Corp., Series B1	6.000	08/01/2026	08/01/2021	A	7,315,838
35,000,000	Puerto Rico Sales Tax Financing Corp., Series C1	6.500	08/01/2035	08/01/2020	A	41,654,900
1,000,000	University of Puerto Rico[1]	5.000	06/01/2020	06/01/2016	A	1,048,090
5,000,000	University of Puerto Rico[1]	5.000	06/01/2025	06/01/2016	A	5,142,700
2,535,000	University of Puerto Rico, Series P1	5.000	06/01/2023	06/01/2016	A	2,621,215
1,790,000	University of Puerto Rico, Series Q1	5.000	06/01/2022	06/01/2016	A	1,857,823
4,210,000	V.I. Public Finance Authority, Series A1	6.375	10/01/2019	10/25/2012	A	4,224,356
						683,441,506
Utah—0.1%
558,000	Eagle Mountain, UT Special Assessment	6.250	05/01/2013	05/01/2013		565,600
15,000	Intermountain, UT Power Agency	5.000	07/01/2013	10/28/2012	A	15,060
2,175,000	Intermountain, UT Power Agency[1]	5.250	07/01/2023	07/01/2013	A	2,253,931
490,000	UT HFA (Single Family Mtg.)[1]	6.125	01/01/2027	10/28/2012	A	491,000
5,000	UT University Campus Facilities System, Series A	6.750	10/01/2014	10/20/2012	A	5,017
						3,330,608
Vermont—0.3%
95,000	Burlington, VT Airport[1]	5.600	07/01/2017	10/28/2012	A	95,217
1,000,000	Burlington, VT Airport, Series A1	5.000	07/01/2023	07/01/2013	A	1,000,290
105,000	Burlington, VT Airport, Series B1	5.750	07/01/2017	10/28/2012	A	105,253
205,000	Burlington, VT COP[1]	5.500	12/01/2016	10/28/2012	A	205,875
275,000	Burlington, VT GO3	5.000	11/01/2013	11/01/2013		284,609
320,000	Burlington, VT GO3	5.000	11/01/2014	11/01/2014		340,086
335,000	Burlington, VT GO3	5.000	11/01/2015	11/01/2015		364,664
765,000	Burlington, VT GO3	5.000	11/01/2027	11/01/2022	A	825,871
1,240,000	Burlington, VT GO3	5.000	11/01/2032	11/01/2022	A	1,303,674
1,830,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000	10/01/2019	10/01/2019		2,160,059

83	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon		Maturity	Effective Maturity (Unaudited)**		Value
Vermont Continued
$ 1,820,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000%		10/01/2020	10/01/2020		$2,158,811
2,020,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2021	10/01/2021		2,401,760
1,025,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2022	10/01/2022		1,215,230
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2023	10/01/2022	A	1,177,300
750,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2024	10/01/2022	A	873,210
1,000,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2025	10/01/2022	A	1,154,780
870,000	VT Educational & Health Buildings Financing Agency (St. Michaels College)[1]	5.000		10/01/2027	10/01/2022	A	996,785
							16,663,474
Virginia—0.5%
5,000,000	Halifax County, VA IDA (Old Dominion Electric Cooperative)[1]	5.625		06/01/2028	06/01/2013	A	5,192,150
5,850,000	Henrico County, VA IDA (Bon Secours Health Systems)[1]	0.397	[4]	08/23/2027	08/23/2027		5,050,972
265,000	Norfolk, VA EDA, Series B	5.625		11/01/2015	05/29/2014	B	246,161
6,955,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)	5.000		08/01/2036	08/01/2036		7,330,987
717,000	VA Gateway Community Devel. Authority	6.375		03/01/2030	03/01/2013	A	735,413
4,435,000	VA Hsg. Devel. Authority, Series E1	6.375		01/01/2036	07/01/2018	A	5,005,651
1,938,000	Watkins Centre, VA Community Devel. Authority	5.400		03/01/2020	11/22/2014	A	1,999,590
							25,560,924
Washington—2.7%
2,575,000	Bellingham, WA Hsg. Authority (Cascade Meadows)[1]	5.200		11/01/2027	10/28/2012	A	2,587,463
795,000	Chelan County, WA Devel. Corp. (Alcoa)[1]	5.850		12/01/2031	10/28/2012	A	795,787
15,000,000	Chelan County, WA Public Utility District No. 1 (Chelan Hydro)[1]	6.050		07/01/2032	07/01/2013	A	15,756,750

84	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Washington Continued
$ 1,755,000	Clark County, WA Public Utility District No. 1	5.500%	01/01/2025	10/28/2012	A	$1,761,494
50,000	Kent, WA GO1	5.000	12/01/2022	12/01/2012	A	50,354
930,000	Kent, WA GO1	5.375	12/01/2020	10/28/2012	A	933,581
25,000	King County, WA Hsg. Authority (Cascadian Apartments)[1]	6.850	07/01/2024	01/01/2013	A	25,197
15,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	5.900	12/01/2015	12/01/2012	A	15,071
160,000	King County, WA Hsg. Authority (Fairwood Apartments)[1]	6.000	12/01/2025	12/01/2012	A	161,301
10,000	King County, WA Hsg. Authority (Rural Preservation)	5.750	01/01/2028	01/01/2013	A	9,999
115,000	Pierce County, WA Hsg. Authority	5.800	12/01/2023	12/01/2012	A	114,998
3,000,000	Port Longview, WA1	6.250	12/01/2018	10/28/2012	A	3,023,370
2,300,000	Port of Seattle, WA GO1	5.000	09/01/2025	09/01/2021	A	2,680,305
2,000,000	Port of Seattle, WA GO1	5.000	09/01/2026	09/01/2021	A	2,315,360
4,975,000	Seattle, WA Hsg. Authority (High Rise Rehab III)[1]	5.150	11/01/2027	11/01/2017	A	5,511,653
25,000	WA COP (Dept. of General Administration)	5.500	10/01/2013	10/28/2012	A	25,109
20,000	WA COP (Dept. of General Administration)[1]	5.600	10/01/2015	10/28/2012	A	20,086
30,000	WA COP (Dept. of General Administration)	5.600	10/01/2016	10/28/2012	A	30,128
75,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.000	12/01/2019	12/01/2012	A	75,170
500,000	WA Health Care Facilities Authority (Group Health Cooperative of Puget Sound)[1]	5.375	12/01/2017	12/01/2012	A	501,745
50,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.300	08/15/2014	10/28/2012	A	50,124
145,000	WA Health Care Facilities Authority (Harrison Memorial Hospital)	5.400	08/15/2023	10/28/2012	A	145,178
10,000,000	WA Health Care Facilities Authority (Swedish Health Services)[1]	6.500	11/15/2027	11/15/2015	A	11,907,200
70,285,000	WA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2026	06/01/2013	A	72,868,677
21,340,000	WA Tobacco Settlement Authority (TASC)[1]	6.625	06/01/2032	06/01/2013	A	22,077,510
						143,443,610

85	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
West Virginia—0.0%
$ 100,000	WV Hospital Finance Authority (Charleston Area Medical Center)[1]	5.500%	09/01/2028	09/01/2014	A	$103,021
55,000	WV Water Devel. Authority[1]	5.625	07/01/2030	10/28/2012	A	55,097
50,000	WV Water Devel. Authority[1]	6.250	07/01/2030	10/28/2012	A	50,115
75,000	WV West Liberty State College, Series A1	6.000	06/01/2023	06/01/2013	A	76,847
						285,080
Wisconsin—1.8%
390,000	Janesville, WI Industrial Devel. (Paramount Communications)[1]	7.000	10/15/2017	10/28/2012	A	391,076
16,000,000	Marshfield, WI Electric[1]	5.500	12/01/2030	12/01/2020	A	19,078,400
135,000	Milwaukee, WI Redevel. Authority (Milwaukee Science Education Consortium)[1]	5.625	08/01/2025	02/01/2013	A	135,171
5,270,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)[1]	6.400	04/15/2033	04/15/2013	A	5,357,904
12,650,000	WI H&EFA (AHC/AMG/AHCM Obligated Group)[1]	6.500	04/15/2033	04/15/2013	A	12,861,635
150,000	WI H&EFA (Beloit College)[1]	5.250	06/01/2025	06/01/2020	A	164,982
3,085,000	WI H&EFA (Beloit College)[1]	5.750	06/01/2021	06/01/2015	A	3,291,541
25,000	WI H&EFA (Froedert & Community)	5.375	10/01/2030	10/28/2012	A	25,162
345,000	WI H&EFA (Hudson Memorial Hospital)[1]	5.600	07/15/2022	10/28/2012	A	346,452
100,000	WI H&EFA (Lawrence University of Wisconsin)[1]	5.125	10/15/2018	10/15/2012	A	100,230
1,000,000	WI H&EFA (Marshfield Clinic)[1]	5.000	02/15/2027	02/15/2022	A	1,107,550
11,545,000	WI H&EFA (Medical College of Wisconsin)[1]	5.500	12/01/2026	12/01/2015	A	12,252,478
100,000	WI H&EFA (Prohealth Care/Waukesha Memorial Hospital/Prohealth Care Obligated Group)[1]	6.375	02/15/2029	02/15/2019	A	117,401
1,000,000	WI H&EFA (Vernon Memorial Healthcare)[1]	5.100	03/01/2025	03/01/2015	A	1,024,730
2,695,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.125	08/15/2033	08/15/2013	A	2,723,082
5,000,000	WI H&EFA (Wheaton Franciscan Services)[1]	5.250	08/15/2025	08/15/2013	A	5,072,550
9,715,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)[1]	5.250	08/15/2025	08/15/2016	A	10,294,986
1,000,000	WI H&EFA (Wheaton Franciscan Services/Wheaton Franciscan Medical Group Obligated Group)[1]	5.250	08/15/2026	08/15/2016	A	1,055,700

86	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Effective Maturity (Unaudited)**		Value
Wisconsin Continued
$ 540,000	WI H&EFA (WMA/MHCC/MVS Obligated Group)[1]	5.600%	08/15/2023	08/15/2013	A	$549,585
15,000	WI Hsg. & EDA (Home Ownership), Series C1	6.000	09/01/2036	09/01/2015	A	15,661
1,000,000	WI Hsg. & EDA, Series B1	5.250	03/01/2029	09/01/2017	A	1,061,630
5,000	WI Hsg. & EDA, Series B1	5.300	11/01/2018	10/28/2012	A	5,010
1,000,000	WI Hsg. & EDA, Series B1	5.750	11/01/2025	05/01/2020	A	1,147,040
12,250,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.000	07/01/2022	07/01/2022		13,098,068
5,500,000	WI Public Finance Authority (TIP/AeFM/AeH/AeHC/AeJFK/AeKC Obligated Group)[1]	5.250	07/01/2028	07/01/2022	A	5,862,780
						97,140,804
Wyoming—0.0%
1,500,000	WY Community Devel. Authority (Single Family Mtg.)[1]	5.000	12/01/2022	06/01/2017	A	1,607,220
Total Municipal Bonds and Notes (Cost $5,070,377,101)						5,282,665,728
Corporate Bonds and Notes—0.0%
8,842	Delta Air Lines, Inc., Sr. Unsec. Nts.[8] (Cost $8,754)	8.000	12/01/2015			8,660
Total Investments, at Value (Cost $5,070,385,855)—98.6%						5,282,674,388
Other Assets Net of Liabilities—1.4%						75,732,701

Net Assets—100.0%						$5,358,407,089

Footnotes to Statement of Investments

*September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

**Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

   A. Optional call date; corresponds to the most conservative yield calculation.

   B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

   C. Date of mandatory put.

1. All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 6 of the accompanying Notes.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 1 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after September 28, 2012. See Note 1 of the accompanying Notes.

4. Represents the current interest rate for a variable or increasing rate security.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

87	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS    Continued

Footnotes to Statement of Investments continued

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $10,996,600 or 0.21% of the Fund’s net assets as of September 28, 2012.

8. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AHACHC	ARC/HDS Alamance County Housing Corp.
AHC	Aurora Health Center
AHCM	Aurora Health Care Metro
AMG	Aurora Medical Group
AUS	Allegheny United Hospital
AeFM	Aero Ft. Myers
AeH	Aero Harrisburg
AeHC	Aero Houston Central
AeJFK	Aero JFK
AeKC	Aero Kansas City
ATDC	Advanced Technology Development Center
BCH	Bethany Covenant Home
BCHCC	Bernalillo County Health Care Corp.
BSHS	BonSecours Health Systems
BSVHC	BonSecours-Venice Healthcare Corp.
CDA	Communities Devel. Authority
CHCW	Catholic Healthcare West
CHFTEH	Catholic Housing for the Elderly & Handicapped
CHHC	Community Health & Home Care
CHS	Catholic Health Services
CHlthS	Centegra Health Systems
CMH	Copley Memorial Hospital
COP	Certificates of Participation
CRC	Covenant Retirement Communities
CSAHS	The Sisters of Charity of St. Augustine Health System
CVC	Covenant Village of Colorado
CVH	Central Vermont Hospital
DHC	Dartmouth-Hitchcock Clinic
DKH	Day Kimball Hospital
DRIVERS	Derivative Inverse Tax Exempt Receipts
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
EMH	Elmhurst Memorial Hospital
EMHC	Elmhurst Memorial Healthcare
EMHH	Elmhurst Memorial Home Health
EMHS	Elmhurst Memorial Health System
EPBH	Emma Pendelton Bradley Hospital

FHA	Federal Housing Agency/Authority
FHS	Freeman Health System
FRS	Family Rehabilitation Services (Hancock Manor)
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GPM	Greenbriar Prime Management
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDA	Hospital Devel. Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HNE	Healthnet of New England
HSC	Hospital for Special Care
HUHS	Hahnemann University Hospital System
IDA	Industrial Devel. Agency
IDC	Industrial Devel. Corp.
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KGC	Kuakini Geriatric Care
KHS	Kuakini Health System
KMC	Kuakini Medical Center
KSS	Kuakini Support Services
LFH	Lake Forest Hospital
LFHFI	Lake Forest Hospital & Fitness Hospital
MCP	Medical College Of Pennsylvania
MHCC	Masonic Health Care Center
MHF	Miriam Hospital Foundation
MHMH	Mary Hitchcock Memorial Hospital
MMCtr	Memorial Medical Center
MTA	Metropolitan Transportation Authority
MVS	Masonic Village on the Square
NIMC	Northern Illinois Medical Center

88	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NSU	Northeastern State University
NWMH	Northwestern Memorial Hospital
NY/NJ	New York/New Jersey
NYC	New York City
PA/NJ	Pennsylvania/New Jersey
PHCF	Presbyterian Healthcare Foundation
PHSvcs	Presbyterian Healthcare Services
RCF	Rush-Copley Foundation
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RIHF	Rhode Island Hospital Foundation
ROLs	Residual Option Longs
RUMC	Rush University Medical Center
Res Rec	Resource Recovery Facility
SANC	St. Anne’s Nursing Center
SCIC	Scottsdale Captive Insurance Company
SHC	Scottsdale Healthcare Corp.
SHH	Scottsdale Healthcare Hospitals
SHRC	Scottsdale Healthcare Realty Corp.
SJHPCF	St. Joseph Hospital of Port Charlotte Florida

SJR	St. Joseph Residence
SJRNC	St. Johns Rehabilitation and Nursing Center
SLHOKC	St. Luke’s Hospital of Kansas City
SLHS	St. Luke’s Health System
TASC	Tobacco Settlement Asset-Backed Bonds
TC	Travis Corp. (People Care)
TFABs	Tobacco Flexible Amortization Bonds
TIP	Transportation Infrastructure Properties
TMH	The Miriam Hospital
TYW	The YMCA of Wichita
UHHS	University Hospitals Health System
V.I.	United States Virgin Islands
VC	VinFen Corp.
VCS	VinFen Clinical Services
VMNRC	Villa Marina Nursing & Rehabilitation Center
WMA	Wisconsin Masonic Home
WPM	Westchester Prime Management

See accompanying Notes to Financial Statements.

89	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES    September 28, 20121

Assets
Investments, at value (cost $5,070,385,855)—see accompanying statement of investments	$5,282,674,388
Cash	67,197,598
Receivables and other assets:
Interest	79,927,387
Investments sold	61,971,852
Shares of beneficial interest sold	30,073,387
Other	466,181
Total assets	5,522,310,793
Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	92,225,000
Investments purchased (including $21,681,505 purchased on a when-issued or delayed delivery basis)	49,187,170
Payable on borrowings (See Note 6)	10,100,000
Shares of beneficial interest redeemed	8,032,733
Dividends	2,921,240
Distribution and service plan fees	961,523
Transfer and shareholder servicing agent fees	201,283
Trustees’ compensation	69,161
Shareholder communications	63,379
Interest expense on borrowings	2,329
Other	139,886
Total liabilities	163,903,704
Net Assets	$5,358,407,089
Composition of Net Assets
Par value of shares of beneficial interest	$354,665
Additional paid-in capital	5,268,434,868
Accumulated net investment income	4,337,770
Accumulated net realized loss on investments	(127,008,747)
Net unrealized appreciation on investments	212,288,533
Net Assets	$5,358,407,089

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

90	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $3,281,704,696 and 216,951,902 shares of beneficial interest outstanding)	$15.13
Maximum offering price per share (net asset value plus sales charge of 2.25% of offering price)	$15.48
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $48,567,082 and 3,214,104 shares of beneficial interest outstanding)	$15.11
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,456,703,583 and 96,710,387 shares of beneficial interest outstanding)	$15.06
Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $571,431,728 and 37,788,627 shares of beneficial interest outstanding)	$15.12

See accompanying Notes to Financial Statements.

91	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF OPERATIONS    For the Year Ended September 28, 20121

Investment Income
Interest	$222,841,128
Other income	1,274
Total investment income	222,842,402
Expenses
Management fees	17,935,534
Distribution and service plan fees:
Class A	6,901,514
Class B	455,156
Class C	12,279,928
Transfer and shareholder servicing agent fees:
Class A	1,347,924
Class B	54,275
Class C	703,276
Class Y	143,575
Shareholder communications:
Class A	91,764
Class B	3,268
Class C	53,427
Class Y	15,112
Borrowing fees	1,586,690
Interest expense and fees on short-term floating rate notes issued (See Note 1)	1,012,580
Interest expense on borrowings	93,321
Trustees’ compensation	60,094
Custodian fees and expenses	34,516
Accounting service fees	12,000
Administration service fees	1,500
Other	740,557
Total expenses	43,526,011
Net Investment Income	179,316,391
Realized and Unrealized Gain
Net realized gain on investments	8,546,627
Net change in unrealized appreciation/depreciation on investments	184,149,175
Net Increase in Net Assets Resulting from Operations	$372,012,193

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

92	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended September 28, 2012[1]	Year Ended September 30, 2011
Operations
Net investment income	$179,316,391	$153,567,314
Net realized gain (loss)	8,546,627	(62,992,672)
Net change in unrealized appreciation/depreciation	184,149,175	21,740,547
Net increase in net assets resulting from operations	372,012,193	112,315,189
Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(125,132,919)	(112,054,067)
Class B	(1,679,983)	(1,706,786)
Class C	(46,130,618)	(41,231,473)
Class Y	(17,853,043)	(2,233,671)
	(190,796,563)	(157,225,997)
Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	778,927,953	160,488,846
Class B	6,546,772	(4,295,789)
Class C	390,833,787	68,239,840
Class Y	439,997,452	113,235,962
	1,616,305,964	337,668,859
Net Assets
Total increase	1,797,521,594	292,758,051
Beginning of period	3,560,885,495	3,268,127,444
End of period (including accumulated net investment income of $4,337,770 and $15,791,263, respectively)	$5,358,407,089	$3,560,885,495

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

93	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

STATEMENT OF CASH FLOWS    For the Year Ended September 28, 20121

Cash Flows from Operating Activities
Net increase in net assets from operations	$372,012,193
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(2,127,106,306)
Proceeds from disposition of investment securities	668,977,593
Short-term investment securities, net	(86,477,382)
Premium amortization	26,759,718
Discount accretion	(1,948,658)
Net realized gain on investments	(8,546,627)
Net change in unrealized appreciation/depreciation on investments	(184,149,175)
Change in assets:
Decrease in other assets	38,969
Increase in interest receivable	(17,390,644)
Increase in receivable for securities sold	(32,117,719)
Change in liabilities:
Increase in payable for securities purchased	39,294,413
Increase in other liabilities	19,816
Net cash used in operating activities	(1,350,633,809)
Cash Flows from Financing Activities
Proceeds from bank borrowings	907,000,000
Payments on bank borrowings	(896,900,000)
Payments on short-term floating rate notes issued	(25,295,000)
Proceeds from shares sold	2,545,687,116
Payments on shares redeemed	(1,087,425,395)
Cash distributions paid	(39,219,928)
Net cash provided by financing activities	1,403,846,793
Net increase in cash	53,212,984
Cash, beginning balance	13,984,614
Cash, ending balance	$67,197,598
Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $150,189,672.
Cash paid for interest on bank borrowings—$90,992.
Cash paid for interest on short-term floating rate notes issued—$1,012,580.

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

See accompanying Notes to Financial Statements.

94	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

	Year Ended September 28,		Year Ended September 30,
Class A	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$14.51	$14.68	$14.55	$14.11	$15.53
Income (loss) from investment operations:
Net investment income[2]	.63	.71	.74	.76	.74
Net realized and unrealized gain (loss)	.66	(.15)	.12	.38	(1.47)
Total from investment operations	1.29	.56	.86	1.14	(.73)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.67)	(.73)	(.73)	(.70)	(.69)
Net asset value, end of period	$15.13	$14.51	$14.68	$14.55	$14.11
Total Return, at Net Asset Value[3]	9.08%	3.99%	6.10%	8.64%	(4.86)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,281,705	$2,388,951	$2,261,442	$1,475,689	$1,252,931
Average net assets (in thousands)	$2,776,061	$2,222,345	$1,764,368	$1,234,400	$1,259,577
Ratios to average net assets:[4]
Net investment income	4.25%	4.94%	5.10%	5.60%	4.93%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.72%	0.73%	0.73%	0.76%	0.75%
Interest and fees from borrowings	0.04%	0.07%	0.09%	0.25%	0.18%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.04%	0.04%	0.15%	0.22%
Total expenses	0.78%	0.84%	0.86%	1.16%	1.15%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.78%	0.84%	0.83%	1.13%	1.14%
Portfolio turnover rate	19%	21%	20%	28%	49%

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

95	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

	Year Ended September 28,		Year Ended September 30,
Class B	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$14.49	$14.67	$14.54	$14.10	$15.51
Income (loss) from investment operations:
Net investment income[2]	.51	.58	.62	.64	.62
Net realized and unrealized gain (loss)	.66	(.15)	.12	.39	(1.46)
Total from investment operations	1.17	.43	.74	1.03	(.84)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.55)	(.61)	(.61)	(.59)	(.57)
Net asset value, end of period	$15.11	$14.49	$14.67	$14.54	$14.10
Total Return, at Net Asset Value[3]	8.20%	3.04%	5.21%	7.75%	(5.56)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,567	$40,138	$45,125	$44,364	$58,024
Average net assets (in thousands)	$45,414	$40,653	$42,185	$46,208	$67,746
Ratios to average net assets:[4]
Net investment income	3.44%	4.08%	4.28%	4.78%	4.14%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.55%	1.58%	1.59%	1.59%	1.55%
Interest and fees from borrowings	0.04%	0.07%	0.09%	0.25%	0.18%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.04%	0.04%	0.15%	0.22%
Total expenses	1.61%	1.69%	1.72%	1.99%	1.95%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.61%	1.69%	1.69%	1.96%	1.94%
Portfolio turnover rate	19%	21%	20%	28%	49%

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

96	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Year Ended September 28,		Year Ended September 30,
Class C	2012[1]	2011	2010	2009	2008

Per Share Operating Data
Net asset value, beginning of period	$14.45	$14.63	$14.50	$14.06	$15.48
Income (loss) from investment operations:
Net investment income[2]	.52	.59	.63	.65	.63
Net realized and unrealized gain (loss)	.65	(.15)	.12	.39	(1.47)
Total from investment operations	1.17	.44	.75	1.04	(.84)
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.56)	(.62)	(.62)	(.60)	(.58)
Net asset value, end of period	$15.06	$14.45	$14.63	$14.50	$14.06
Total Return, at Net Asset Value[3]	8.22%	3.15%	5.33%	7.85%	(5.60)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,456,703	$1,015,909	$961,560	$599,965	$510,713
Average net assets (in thousands)	$1,225,855	$ 958,181	$760,222	$496,015	$529,924
Ratios to average net assets:[4]
Net investment income	3.48%	4.17%	4.34%	4.84%	4.18%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	1.49%	1.50%	1.49%	1.52%	1.51%
Interest and fees from borrowings	0.04%	0.07%	0.09%	0.25%	0.18%
Interest and fees on short-term floating rate notes issued[5]	0.02%	0.04%	0.04%	0.15%	0.22%
Total expenses	1.55%	1.61%	1.62%	1.92%	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.55%	1.61%	1.59%	1.89%	1.90%
Portfolio turnover rate	19%	21%	20%	28%	49%

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

97	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

FINANCIAL HIGHLIGHTS    Continued

Class Y	Year Ended September 28, 2012[1]	Period Ended September 30, 2011[2]

Per Share Operating Data
Net asset value, beginning of period	$14.50	$14.00
Income (loss) from investment operations:
Net investment income[3]	.66	.47
Net realized and unrealized gain	.67	.53
Total from investment operations	1.33	1.00
Dividends and/or distributions to shareholders:
Dividends from net investment income	(.71)	(.50)
Net asset value, end of period	$15.12	$14.50
Total Return, at Net Asset Value[4]	9.36%	7.33%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$571,432	$115,887
Average net assets (in thousands)	$380,240	$ 64,932
Ratios to average net assets:[5]
Net investment income	4.45%	5.01%
Expenses excluding interest and fees on short-term floating rate notes issued and interest and fees from borrowings	0.46%	0.48%
Interest and fees from borrowings	0.04%	0.07%
Interest and fees on short-term floating rate notes issued[6]	0.02%	0.04%
Total expenses	0.52%	0.59%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.52%	0.59%
Portfolio turnover rate	19%	21%

1. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See Note 1 of the accompanying Notes.

2. For the period from January 31, 2011 (inception of offering) to September 30, 2011.

3. Per share amounts calculated based on the average shares outstanding during the period.

4. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions.

See accompanying Notes to Financial Statements.

98	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Limited Term Municipal Fund (the “Fund”) is a separate series of Oppenheimer Municipal Fund, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek a high level of current income exempt from federal income tax. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).

The Fund offers Class A, Class C and Class Y shares, and previously offered Class B shares for new purchase through June 29, 2012. Subsequent to that date, no new purchases of Class B shares will be permitted, however reinvestment of dividend and/or capital gain distributions and exchanges of Class B shares into and from other Oppenheimer funds will be allowed. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C shares are sold, and Class B shares were sold, without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Fund.

Fiscal Year End. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a broker dealer (the “sponsor”). The sponsor creates a trust (the “Trust”) into which it deposits the underlying municipal bond. The Trust then issues and sells short-term floating rate

99	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust (typically an affiliate of the sponsor) must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund may have the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Similarly, the Fund may have the right to directly purchase the underlying municipal bond from the Trust by paying to the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. Through the exercise of either of these rights, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the

100	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund)

101	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. As of September 28, 2012, the Fund’s maximum exposure under such agreements is estimated at $85,820,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a sponsor for deposit into a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At September 28, 2012, municipal bond holdings with a value of $196,864,161 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $92,225,000 in short-term floating rate securities issued and outstanding at that date.

102	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

At September 28, 2012, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$12,035,000	AZ Health Facilities Authority ROLs[3]	16.657%	1/1/30	$12,491,728
25,000,000	CA Health Facilities Financing Authority[3]	10.872	11/15/31	36,003,000
16,485,000	Chicago, IL Board of Education ROLs[3]	9.894	12/1/24	21,502,539
17,500,000	Montgomery County, PA IDA ROLs[3]	10.942	8/1/30	26,423,600
2,810,000	RI Student Loan Authority[3]	11.361	12/1/23	2,822,505
3,005,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	10.830	12/1/38	3,482,134
1,695,000	Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.) DRIVERS	15.474	6/1/39	1,913,655

				$104,639,161

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $92,225,000 or 1.67% of its total assets as of September 28, 2012.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility

103	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of September 28, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$21,681,505

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of September 28, 2012 is as follows:

Cost	$5,639,141
Market Value	$2,940,077
Market Value as a % of Net Assets	0.05%

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may

104	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

Undistributed Net Investment Income	Undistributed Long-Term Gain	Accumulated Loss Carryforward[1,2,3,4]	Net Unrealized Appreciation Based on Cost of Securities and Other Investments for Federal Income Tax Purposes
$8,153,516	$—	$127,313,257	$212,592,223

1. As of September 28, 2012, the Fund had $127,313,257 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. Details of the capital loss carryforwards are included in the table below. Capital loss carryovers with no expiration, if any, must be utilized prior to those with expiration dates.

Expiring
2015	$70,040
2016	2,094,523
2017	32,902,442
2018	24,942,008
2019	9,284,227
No expiration	58,020,017

Total	$127,313,257

2. During the fiscal year ended September 28, 2012, the Fund did not utilize any capital loss carryforward.

3. During the fiscal year ended September 30, 2011, the Fund did not utilize any capital loss carryforward.

4. During the fiscal year ended September 28, 2012, $662,053 of unused capital loss carryforward expired.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

Accordingly, the following amounts have been reclassified for September 30, 2012. Net assets of the Fund were unaffected by the reclassifications.

Reduction to Paid-in Capital	Increase to Accumulated Net Investment Income	Reduction to Accumulated Net Realized Loss on Investments
$758,086	$26,679	$731,407

The tax character of distributions paid during the years ended September 30, 2012 and September 30, 2011 was as follows:

	Year Ended September 30, 2012	Year Ended September 30, 2011
Distributions paid from:
Exempt-interest dividends	$189,964,208	$156,393,379
Ordinary income	832,355	832,618

Total	$190,796,563	$157,225,997

105	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

1. Significant Accounting Policies Continued

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 28, 2012 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$4,976,087,558	[1]

Gross unrealized appreciation	$231,621,611
Gross unrealized depreciation	(19,029,388)

Net unrealized appreciation	$212,592,223

1. The Federal tax cost of securities does not include cost of $93,994,607, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note above.

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdraft at a rate equal to the 1 Month LIBOR Rate plus 2.00%. The “Reduction to custodian expenses”

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line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last

107	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard Inputs Generally Considered by Third-Party Pricing Vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair

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valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

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NOTES TO FINANCIAL STATEMENTS    Continued

2. Securities Valuation Continued

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of September 28, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$81,338,178	$—	$81,338,178
Alaska	—	7,169,878	—	7,169,878
Arizona	—	91,158,755	—	91,158,755
Arkansas	—	1,366,926	—	1,366,926
California	—	838,402,613	—	838,402,613
Colorado	—	45,571,867	—	45,571,867
Connecticut	—	2,286,200	—	2,286,200
District of Columbia	—	65,027,377	—	65,027,377
Florida	—	412,738,322	—	412,738,322
Georgia	—	64,127,792	—	64,127,792
Hawaii	—	10,093,114	—	10,093,114
Idaho	—	3,169,853	—	3,169,853
Illinois	—	540,552,048	—	540,552,048
Indiana	—	82,136,431	—	82,136,431
Kansas	—	16,017,234	—	16,017,234
Kentucky	—	35,538,589	—	35,538,589
Louisiana	—	174,337,151	—	174,337,151
Maine	—	3,452,904	20	3,452,924
Maryland	—	18,398,315	—	18,398,315
Massachusetts	—	65,933,184	30,760	65,963,944
Michigan	—	339,657,614	—	339,657,614
Mississippi	—	31,047,453	—	31,047,453
Missouri	—	48,609,125	—	48,609,125
Montana	—	548,823	—	548,823
Multi States	—	42,386,115	—	42,386,115
Nebraska	—	19,119,330	—	19,119,330
Nevada	—	41,719,343	—	41,719,343
New Hampshire	—	26,255,814	—	26,255,814
New Jersey	—	96,733,708	—	96,733,708
New Mexico	—	330,172	—	330,172
New York	—	116,715,673	—	116,715,673
North Carolina	—	11,836,216	—	11,836,216
North Dakota	—	368,585	—	368,585
Ohio	—	208,215,896	—	208,215,896
Oklahoma	—	2,474,647	—	2,474,647
Oregon	—	5,873,934	—	5,873,934
Pennsylvania	—	226,302,318	—	226,302,318
Rhode Island	—	95,103,055	—	95,103,055
South Carolina	—	29,303,237	—	29,303,237
South Dakota	—	22,941,349	—	22,941,349
Tennessee	—	57,177,933	—	57,177,933
Texas	—	329,624,651	—	329,624,651

110	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes: Continued
U.S. Possessions	$—	$683,441,506	$—	$683,441,506
Utah	—	3,330,608	—	3,330,608
Vermont	—	16,663,474	—	16,663,474
Virginia	—	25,560,924	—	25,560,924
Washington	—	143,443,610	—	143,443,610
West Virginia	—	285,080	—	285,080
Wisconsin	—	97,140,804	—	97,140,804
Wyoming	—	1,607,220	—	1,607,220
Corporate Bonds and Notes	—	8,660	—	8,660

Total Assets	$—	$5,282,643,608	$30,780	$5,282,674,388

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended September 28, 2012		Year Ended September 30, 2011[1]
	Shares	Amount	Shares	Amount
Class A
Sold	97,368,621	$1,445,767,241	73,081,820	$1,047,697,237
Dividends and/or distributions reinvested	6,925,174	102,959,108	5,759,792	82,321,991
Redeemed	(52,034,539)	(769,798,396)	(68,145,892)	(969,530,382)

Net increase	52,259,256	$778,927,953	10,695,720	$160,488,846

Class B
Sold	997,055	$14,727,456	876,069	$12,556,620
Dividends and/or distributions reinvested	98,335	1,459,904	91,147	1,301,058
Redeemed	(651,086)	(9,640,588)	(1,273,155)	(18,153,467)

Net increase (decrease)	444,304	$6,546,772	(305,939)	$(4,295,789)

Class C
Sold	35,903,569	$531,381,328	22,704,901	$324,766,279
Dividends and/or distributions reinvested	2,349,478	34,789,586	1,936,631	27,569,603
Redeemed	(11,861,094)	(175,337,127)	(20,050,766)	(284,096,042)

Net increase	26,391,953	$390,833,787	4,590,766	$68,239,840

111	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

3. Shares of Beneficial Interest Continued

	Year Ended September 28, 2012		Year Ended September 30, 2011[1]
	Shares	Amount	Shares	Amount
Class Y
Sold	38,010,836	$562,348,600	8,736,811	$123,912,237
Dividends and/or distributions reinvested	736,323	10,981,074	148,812	2,138,806
Redeemed	(8,948,789)	(133,332,222)	(895,366)	(12,815,081)

Net increase	29,798,370	$439,997,452	7,990,257	$113,235,962

1. For the year ended September 30, 2011, for Class A, B and C shares, and for the period from January 31, 2011 (inception of offering) to September 30, 2011 for Class Y Shares.

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 28, 2012, were as follows:

	Purchases	Sales
Investment securities	$2,127,106,306	$668,977,593

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule
Up to $100 million	0.500%
Next $150 million	0.450
Next $250 million	0.425
Next $4.5 billion	0.400
Over $5 billion	0.390

Accounting Service Fees. The Manager acts as the accounting agent for the Fund at an annual fee of $12,000, plus out-of-pocket costs and expenses reasonably incurred.

Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.

Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 28, 2012, the Fund paid $2,213,643 to OFS for services to the Fund.

Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

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Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 28, 2012 were as follows:

Class C	$23,657,104

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Year Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class B Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor
September 28, 2012	$1,342,972	$102,546	$54,036	$189,669

Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for Classes B, C and Y shares to 0.35% of average annual net assets per class; this limit also applied to Class A shares prior to December 1,

113	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

5. Fees and Other Transactions with Affiliates Continued

2011. Effective December 1, 2011, OFS has voluntarily agreed to limit its fees for Class A shares to 0.30% of average annual net assets of the class.

Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.

6. Borrowings

The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings (meaning that the value of those assets must be at least 300% of the amount borrowed). The Fund can use those borrowings for investment-related purposes such as purchasing portfolio securities. The Fund also may borrow to meet redemption obligations or for temporary and emergency purposes. When the Fund invests borrowed money in portfolio securities, it is using a speculative investment technique known as leverage and changes in the value of the Fund’s investments will have a larger effect on its share price than if it did not borrow because of the effect of leverage.

The Fund can also use the borrowings for other investment-related purposes, including in connection with the Fund’s inverse floater investments as discussed in Note 1. The Fund may use the borrowings to reduce the leverage amount of, or unwind or “collapse” trusts that issued “inverse floaters” owned by the Fund, or in circumstances in which the Fund has entered into a shortfall and forbearance agreement with the sponsor of the inverse floater trust to meet the Fund’s obligation to reimburse the sponsor of the inverse floater for the difference between the liquidation value of the underlying bond and the amount due to holders of the short-term floating rate notes issued by the Trust. See the discussion in Note 1 (Inverse Floating Rate Securities) for additional information.

The Fund will pay interest and may pay other fees in connection with loans. If the Fund does borrow, it will be subject to greater expenses than funds that do not borrow. The interest on borrowed money and the other fees incurred in conjunction with loans are an expense that might reduce the Fund’s yield and return. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.

The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with conduit lenders and Citibank N.A. which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $2.0 billion, collectively, by the Oppenheimer Rochester Funds. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Securities held in collateralized accounts to cover these borrowings are noted in the Statement of Investments. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (0.1979% as of September 28, 2012). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual structuring fee and

114	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

ongoing commitment fees both of which are based on the total facility size. Total fees and interest that are included in expenses on the Fund’s Statement of Operations related to its participation in the borrowing facility during the year ended September 28, 2012 equal 0.03% of the Fund’s average net assets on an annualized basis. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

As of September 28, 2012, the Fund had borrowings outstanding at an interest rate of 0.1979%. Details of the borrowings for the year ended September 28, 2012 are as follows:

Average Daily Loan Balance	$26,589,315
Average Daily Interest Rate	0.296%
Fees Paid	$1,122,998
Interest Paid	$90,992

7. Reverse Repurchase Agreements

The Fund may engage in reverse repurchase agreements. A reverse repurchase agreement is the sale of one or more securities to a counterparty at an agreed-upon purchase price with the simultaneous agreement to repurchase those securities on a future date at a higher repurchase price. The repurchase price represents the repayment of the purchase price and interest accrued thereon over the term of the repurchase agreement. The cash received by the Fund in connection with a reverse repurchase agreement may be used for investment-related purposes such as purchasing portfolio securities or for other purposes such as those described in the preceding “Borrowings” note.

The Fund entered into a Committed Repurchase Transaction Facility (the “Facility”) with J.P. Morgan Securities LLC (the “counterparty’) which enables it to participate with certain other Oppenheimer funds in a committed reverse repurchase agreement facility that permits aggregate outstanding reverse repurchase agreements of up to $750 million, collectively. Interest is charged to the Fund on the purchase price of outstanding reverse repurchase agreements at current LIBOR rates plus an applicable spread. The Fund is also allocated its pro-rata share of an annual structuring fee based on the total Facility size and ongoing commitment fees based on the total unused amount of the Facility. The Fund retains the economic exposure to fluctuations in the value of securities subject to reverse repurchase agreements under the Facility and therefore these transactions are considered secured borrowings for financial reporting purposes. The Fund also continues to receive the economic benefit of interest payments received on securities subject to reverse repurchase agreements, in the form of a direct payment from the counterparty. These payments are included in interest income on the Statement of Operations. Total fees and interest related to the Fund’s participation in the Facility during the year ended September 28, 2012 are included in expenses on the Fund’s Statement of Operations and equal 0.01% of the Fund’s average net assets on an annualized basis.

The securities subject to reverse repurchase agreements under the Facility are valued on a daily basis. To the extent this value, after adjusting for certain margin requirements of the Facility, exceeds the cash proceeds received, the Fund may request the counterparty to

115	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS    Continued

7. Reverse Repurchase Agreements Continued

return securities equal in margin value to this excess. To the extent that the cash proceeds received exceed the margin value of the securities subject to the transaction, the counterparty may request additional securities from the Fund. The Fund has the right to declare the first or fifteenth day of any calendar month as the repurchase date for any outstanding reverse repurchase agreement upon delivery of advanced notification and may also recall any security subject to such a transaction by substituting eligible securities of equal or greater margin value according to the Facility’s terms.

Securities subject to reverse repurchase agreements are separately noted in the Statement of Investments. The Fund executed no transactions under the Facility during the year ended September 28, 2012.

8. Pending Litigation

Since 2009, a number of class action lawsuits have been pending in federal courts against OppenheimerFunds, Inc., the Fund’s investment advisor (the “Manager”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by the Manager and distributed by the Distributor (the “Defendant Funds”). Several of these lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against the Manager and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of the Manager and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In

116	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against the Manager and its affiliates relating to BLMIS.

On April 16, 2010, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On July 15, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against the Manager, an affiliate of the Manager and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by the Manager’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleges breach of contract against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees.

The Manager believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Trustees and Shareholders of Oppenheimer Municipal Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term Municipal Fund, a separate series of Oppenheimer Municipal Fund, including the statement of investments, as of September 28, 2012, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The accompanying financial highlights of Oppenheimer Limited Term Municipal Fund for the year ended prior to October 1, 2008 were audited by other auditors whose report dated November 18, 2008 expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 28, 2012, by correspondence with the custodian, and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term Municipal Fund as of September 28, 2012, the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the four-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado

November 21, 2012

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CREDIT ALLOCATION    Unaudited

This table provides further information regarding the “Unrated” securities category shown in the “Credit Allocation-Credit Rating Breakdown” table located earlier in this report. The third column below titled “Unrated by a NRSRO; Internally Rated by the Manager” shows the credit allocation of Unrated securities as determined by the Fund’s investment adviser, OppenheimerFunds, Inc. (the “Manager”). These internally rated securities are not rated by any nationally recognized statistical rating organization (NRSRO), such as Standard & Poor’s.

The Manager determines the credit allocation of these securities using its own credit analysis to assign ratings using a rating scale or categories similar to that used by S&P. The Manager is not required to, and does not attempt to, employ the same credit analysis process, procedures or methodologies used by S&P or any other NRSRO in assigning a credit rating to an Unrated security. There can be no assurance, nor is it intended, that the Manager’s credit analysis process is consistent or comparable with the credit analysis process that would be used by S&P or any other NRSRO if it were to rate the same security. Securities rated investment-grade or above by the Manager may or may not be the equivalent to an investment grade or above rating assigned by an NRSRO. More information about the Manager’s internal credit analysis process for Unrated (or internally-rated) securities and securities ratings is contained in the Fund’s Prospectus and Statement of Additional Information.

The second column below titled “NRSRO-Rated” shows the ratings by nationally recognized statistical rating organizations (NRSROs), such as Standard & Poor’s. For securities rated by an NRSRO other than S&P, the Manager converts that rating to the equivalent S&P rating. If two or more NRSROs have assigned a rating to a security, the highest rating is used.

The credit allocations below are as of September 28, 2012 and are subject to change. The percentages are based on the market value of the Fund’s securities as of September 28, 2012 and are subject to change; market value does not include cash. AAA, AA, A, and BBB are investment-grade ratings.

	NRSRO-Rated	Unrated by a NRSRO; Internally Rated by the Manager	Total
AAA	3.9%	0.0%	3.9%
AA	19.3	0.0	19.3
A	34.4	0.1	34.5
BBB	31.5	3.4	34.9
BB or lower	6.5	0.9	7.4

Total	95.6%	4.4%	100.0%

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FEDERAL INCOME TAX INFORMATION    Unaudited

In early 2012, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2011.

None of the dividends paid by the Fund during the fiscal year ended September 28, 2012 are eligible for the corporate dividend-received deduction. 99.56% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

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BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited

Each year, the Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to renew the Fund’s investment advisory agreement (the “Agreement”). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition to in-person meeting focused on this evaluation, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager’s services, (ii) the investment performance of the Fund and the Manager, (iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services, (v) whether economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services provided to the Fund and information regarding the Manager’s key personnel who provide such services. The Manager’s duties include providing the Fund with the services of the portfolio managers and the Manager’s investment team, who provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Manager also provides the Fund with office space, facilities and equipment.

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BOARD APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT    Unaudited / Continued

The Board also considered the quality of the services provided and the quality of the Manager’s resources that are available to the Fund. The Board took account of the fact that the Manager has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Manager’s key personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Daniel Loughran, Scott Cottier, Troy Willis, Mark DeMitry, Michael Camarella, and Charles Pulire, the portfolio managers for the Fund, and the Manager’s investment team and analysts. The Board members also considered the totality of their experiences with the Manager as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Manager’s experience, reputation, personnel, operations and resources that the Fund benefits from the services provided under the Agreement.

Investment Performance of the Manager and the Fund. Throughout the year, the Manager provided information on the investment performance of the Fund and the Manager, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund’s historical performance to relevant market indices and to the performance of other retail front-end load and no-load short-intermediate municipal debt funds. The Board noted that the Fund’s one-year, three-year, and ten-year performance was better than its peer group median although its five-year performance was below its peer group median.

Costs of Services by the Manager. The Board reviewed the fees paid to the Manager and the other expenses borne by the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund to the fees and services for other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund and other retail front-end load short municipal debt funds and intermediate municipal debt funds with comparable asset levels and distribution features. The Board noted that the Fund’s actual management fees were equal to its peer group median and higher than its peer group average. The Fund’s contractual management fees were lower than its peer group median and average. The Fund’s total expenses were lower than its peer group median and higher than its peer group average.

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Economies of Scale and Profits Realized by the Manager. The Board considered information regarding the Manager’s costs in serving as the Fund’s investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager’s profitability from its relationship with the Fund. The Board reviewed whether the Manager may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Manager. In addition to considering the profits realized by the Manager, the Board considered information that was provided regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager’s affiliates. The Board also considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to continue the Agreement. In addition, the Board, including a majority of the Independent Trustees, approved the restructuring of the Fund’s investment advisory arrangement so that effective January 1, 2013, (i) OFI Global Asset Management, Inc. (“OFI Global”), a wholly owned subsidiary of the Manager, will serve as the investment adviser to the Fund in place of the Manager under a Restated Advisory Agreement (“Restated Advisory Agreement”), and (ii) OFI Global will enter into a Sub-Advisory Agreement (“Sub-Advisory Agreement”) with the Manager to provide investment sub-advisory services to the Fund. OFI Global will pay the Manager a percentage of the net investment advisory fee (after all applicable waivers have been deducted) that it receives from the Fund. The Agreement will continue until earlier of August 31, 2013 or the effective date of the Restated Advisory Agreement between the Fund and OFI Global. The Restated Advisory Agreement and Sub-Advisory Agreement will continue until August 31, 2013.

In arriving at its decisions, the Board did not single out any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreement, Restated Advisory Agreement and Sub-Advisory Agreement, including the management fees, in light of all the surrounding circumstances.

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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;

UPDATES TO STATEMENTS OF INVESTMENTS    Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

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TRUSTEES AND OFFICERS    Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees and Trustee (since 2009) Age: 69	Director of Community Foundation of the Florida Keys (non-profit) (since July 2012); Chairman Emeritus and Non-Voting Trustee of The Jackson Laboratory (non-profit) (since August 2011); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Member of Zurich Insurance Advisory Council (insurance) (since 2004); Treasurer (since 2007) and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Chairman (August 2007-August 2011) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wruble has served on the Boards of certain Oppenheimer funds since April 2001, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

David K. Downes, Trustee (since 2009) Age: 72	Director of THL Credit Inc. (since June 2009); Independent Chairman GSK Employee Benefit Trust (since April 2006); Trustee of Employee Trusts (since January 2006); Chief Executive Officer and Board Member of Community Capital Management (investment management company) (since January 2004); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (since 2004); Director of Internet Capital Group (information technology company) (since October 2003); Director of Correctnet (January 2006-2007); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Downes has served on the Boards of certain Oppenheimer funds since December 2005, during which time he has become familiar with the Fund’s (and other

125	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS    Unaudited / Continued

David K. Downes, Continued	Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Matthew P. Fink, Trustee (since 2009) Age: 71	Trustee of the Committee for Economic Development (policy research foundation) (2005-2011); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004); Author of The Rise of Mutual Funds: An Insider’s View published by Oxford University Press (second edition 2010). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Fink has served on the Boards of certain Oppenheimer funds since January 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Phillip A. Griffiths, Trustee (since 2009) Age: 73	Fellow of the Carnegie Corporation (since 2007); Member of the National Academy of Sciences (since 1979); Council on Foreign Relations (since 2002); Foreign Associate of Third World Academy of Sciences (since 2002); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Director of GSI Lumonics Inc. (precision technology products company) (2001-2010); Senior Advisor of The Andrew W. Mellon Foundation (2001-2010); Distinguished Presidential Fellow for International Affairs of the National Academy of Science (2002-2010); Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Griffiths has served on the Boards of certain Oppenheimer funds since June 1999, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary F. Miller, Trustee (since 2009) Age: 69	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (October 1998-November 2011); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Miller has served on the Boards of certain Oppenheimer funds since August 2004, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joel W. Motley, Trustee (since 2009) Age: 60	Member of the Vestry of Trinity Wall Street (since April 2012); Director of Southern Africa Legal Services Foundation (since March 2012); Board Member of Pulitzer Center for Crisis Reporting (non-profit journalism) (since December 2010); Managing Director of Public Capital Advisors, LLC (privately-held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Chairman of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the

126	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Joel W. Motley, Continued	Investment Committee and Board of Historic Hudson Valley. Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Motley has served on the Boards of certain Oppenheimer funds since October 2002, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Mary Ann Tynan, Trustee (since 2009) Age: 66	Director and Secretary of the Appalachian Mountain Club (non-profit outdoor organization) (since January 2012); Director of Opera House Arts (non-profit arts organization) (since October 2011); Independent Director of the ICI Board of Governors (since October 2011); Vice Chair of Board of Trustees of Brigham and Women’s/Faulkner Hospitals (non-profit hospital) (since 2000); Chair of Board of Directors of Faulkner Hospital (non-profit hospital) (since 1990); Member of Audit and Compliance Committee of Partners Health Care System (non-profit) (since 2004); Board of Trustees of Middlesex School (educational institution) (since 1994); Board of Directors of Idealswork, Inc. (financial services provider) (since 2003); Partner, Senior Vice President and Director of Regulatory Affairs of Wellington Management Company, LLP (global investment manager) (1976-2002); Vice President and Corporate Secretary, John Hancock Advisers, Inc. (mutual fund investment adviser) (1970-1976). Oversees 58 portfolios in the OppenheimerFunds complex. Ms. Tynan has served on the Boards of certain Oppenheimer funds since October 2008, during which time she has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Joseph M. Wikler, Trustee (since 2009) Age: 71	Director of C-TASC (bio-statistics services) (2007-2012); formerly, Director of the following medical device companies: Medintec (1992-2011) and Cathco (1996-2011); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Lakes Environmental Association (environmental protection organization) (1996-2008); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wikler has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.

Peter I. Wold, Trustee (since 2009) Age: 64	Director of Arch Coal, Inc. (since 2010); Director and Chairman of Wyoming Enhanced Oil Recovery Institute Commission (enhanced oil recovery study) (since 2004); President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 58 portfolios in the OppenheimerFunds complex. Mr. Wold has served on the Boards of certain Oppenheimer funds since August 2005, during which time he has become familiar with the Fund’s (and other Oppenheimer funds’) financial, accounting, regulatory and investment matters and has contributed to the Boards’ deliberations.
INTERESTED TRUSTEE AND OFFICER	The address of Mr. Glavin is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Glavin serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Glavin is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

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TRUSTEES AND OFFICERS    Unaudited / Continued

William F. Glavin, Jr., Trustee, President and Principal Executive Officer (since 2009) Age: 54	Chairman of the Manager (since December 2009); Chief Executive Officer and Director of the Manager (since January 2009); President of the Manager (since May 2009); Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) (since June 2009); Executive Vice President (March 2006-February 2009) and Chief Operating Officer (July 2007-February 2009) of Massachusetts Mutual Life Insurance Company (OAC’s parent company); Director (May 2004-March 2006) and Chief Operating Officer and Chief Compliance Officer (May 2004-January 2005), President (January 2005-March 2006) and Chief Executive Officer (June 2005-March 2006) of Babson Capital Management LLC; Director (March 2005-March 2006), President (May 2003-March 2006) and Chief Compliance Officer (July 2005-March 2006) of Babson Capital Securities, Inc. (a broker-dealer); President (May 2003-March 2006) of Babson Investment Company, Inc.; Director (May 2004-August 2006) of Babson Capital Europe Limited; Director (May 2004-October 2006) of Babson Capital Guernsey Limited; Director (May 2004-March 2006) of Babson Capital Management LLC; Non-Executive Director (March 2005-March 2007) of Baring Asset Management Limited; Director (February 2005-June 2006) Baring Pension Trustees Limited; Director and Treasurer (December 2003-November 2006) of Charter Oak Capital Management, Inc.; Director (May 2006-September 2006) of C.M. Benefit Insurance Company; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of C.M. Life Insurance Company; President (March 2006-May 2007) of MassMutual Assignment Company; Director (January 2005-December 2006), Deputy Chairman (March 2005-December 2006) and President (February 2005-March 2005) of MassMutual Holdings (Bermuda) Limited; Director (May 2008-June 2009) and Executive Vice President (June 2007-July 2009) of MML Bay State Life Insurance Company; Chief Executive Officer and President (April 2007-January 2009) of MML Distributors, LLC; and Chairman (March 2006-December 2008) and Chief Executive Officer (May 2007-December 2008) of MML Investors Services, Inc. Oversees 62 portfolios as a Trustee/Director and 94 portfolios as an officer in the OppenheimerFunds complex.
OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Gabinet and Ms. Nasta, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey and Wixted, 6803 S. Tucson Way, Centennial, Colorado 80112-3924 and for Messrs. Loughran, Cottier, Willis, DeMitry, Camarella, Pulire and Stein, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Daniel G. Loughran, Vice President (since 2005) Age: 48	Senior Vice President of the Manager (since July 2007); Vice President of the Manager (April 2001-June 2007) and a Portfolio Manager with the Manager (1999-2001). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) Age: 40	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (1999-2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Troy Willis, Vice President (since 2005) Age: 39	Vice President of the Manager (since July 2009); Assistant Vice President of the Manager (July 2005-June 2009). Portfolio Manager of the Manager (2003- 2005). Corporate Attorney for Southern Resource Group (1999-2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

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Mark R. DeMitry, Vice President (since 2009) Age: 36	Vice President of the Manager (since July 2009); Associate Portfolio Manager of the Fund (September 2006- June 2009). Research Analyst of the Manager (June 2003-September 2006) and a Credit Analyst of the Manager (July 2001-May 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Michael L. Camarella, Vice President (since 2009) Age: 36	Vice President of the Manager (since January 2011); Assistant Vice President of the Manager (July 2009-December 2010); Associate Portfolio Manager of the Manager (January 2008-November 2010). Research analyst of the Manager (April 2006-December 2007) and a credit analyst of the Manager (June 2003-March 2006). Associate Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Charles S. Pulire, Vice President (since 2011) Age: 35	Assistant Vice President of the Manager (since December 2010); Research Analyst of the Manager (February 2008-November 2010); Credit Analyst of the Manager (May 2006-January 2008). Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Richard Stein, Vice President (since 2007) Age: 54	Director of the Rochester Credit Analysis team (since March 2004); Senior Vice President of the Manager (since June 2011) and a Vice President of the Manager (1997-May 2011); headed Rochester’s Credit Analysis team (since May 1993).

Arthur S. Gabinet, Secretary and Chief Legal Officer (since 2011) Age: 54	Executive Vice President (since May 2010) and General Counsel (since January 2011) of the Manager; General Counsel of the Distributor (since January 2011); General Counsel of Centennial Asset Management Corporation (since January 2011); Executive Vice President and General Counsel of HarbourView Asset Management Corporation (since January 2011); Assistant Secretary (since January 2011) and Director (since January 2011) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since January 2011); Director of Oppenheimer Real Asset Management, Inc. (since January 2011); Executive Vice President and General Counsel of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since January 2011); Executive Vice President and General Counsel of OFI Private Investments, Inc. (since January 2011); Vice President of OppenheimerFunds Legacy Program (January 2011-January 2012); Executive Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since January 2011); General Counsel, Asset Management of the Manager (May 2010-December 2010); Principal, The Vanguard Group (November 2005-April 2010); District Administrator, U.S. Securities and Exchange Commission (January 2003-October 2005). An officer of 94 portfolios in the OppenheimerFunds complex.

Christina M. Nasta, Vice President and Chief Business Officer (since 2011) Age: 39	Senior Vice President of the Manager (since July 2010); Vice President of the Manager (since January 2003); Vice President of OppenheimerFunds Distributor, Inc. (since January 2003). An officer of 94 portfolios in the OppenheimerFunds complex.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 62	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983). An officer of 94 portfolios in the OppenheimerFunds complex.

129	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

TRUSTEES AND OFFICERS    Unaudited / Continued

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 1999) Age: 52	Senior Vice President of the Manager (since March 1999); Treasurer of the Manager and the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (March 1999-June 2008), OFI Private Investments, Inc. (March 2000-June 2008), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (June 2003-January 2012); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of OAC (March 1999-June 2008). An officer of 94 portfolios in the OppenheimerFunds complex.

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge, upon request, by calling 1.800.CALL OPP (225.5677).

130	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Manager	OppenheimerFunds, Inc.
Distributor	OppenheimerFunds Distributor, Inc.
Transfer and Shareholder Servicing Agent	OppenheimerFunds Services
Independent Registered Public Accounting Firm	KPMG LLP
Legal Counsel	Kramer Levin Naftalis & Frankel LLP

©2012 OppenheimerFunds, Inc. All rights reserved.

131	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

PRIVACY POLICY

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

●	Applications or other forms
●	When you create a user ID and password for online account access
●	When you enroll in eDocs Direct, our electronic document delivery service
●	Your transactions with us, our affiliates or others
●	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
●	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

132	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

●

All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

●

Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

●	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

133	OPPENHEIMER LIMITED TERM MUNICIPAL FUND

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the registrant has determined that David Downes, the Board’s Audit Committee Chairman, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $46,100 in fiscal 2012 and $45,200 in fiscal 2011.

(b)	Audit-Related Fees

The principal accountant for the audit of the registrant’s annual financial statements billed $2,500 in fiscal 2012 and $2,619 in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed $416,206 in fiscal 2012 and $153,900 in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: Internal control reviews, compliance procedures, GIPS attestation procedures, internal audit training, and surprise exams

(c)	Tax Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and $4,600 in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed $359,124 in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

(d)	All Other Fees

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and no such fees in fiscal 2011.

The principal accountant for the audit of the registrant’s annual financial statements billed no such fees in fiscal 2012 and no such fees in fiscal 2011 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such fees would include the cost to the principal accountant of attending audit committee meetings and consultations regarding the registrant’s retirement plan with respect to its Trustees.

(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

(2) 100%

(f)	Not applicable as less than 50%.

(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $777,830 in fiscal 2012 and $161,119 in fiscal 2011 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)	The registrant’s audit committee of the board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

1.

The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current

Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.

2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”

5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 9/28/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	11/12/2012

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	11/12/2012